UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                   Investment Company Act file number 811-7839



                               Conseco Fund Group
               (Exact name of registrant as specified in charter)



                          11825 N. Pennsylvania Street
                                Carmel, IN 46032
               (Address of principal executive offices) (Zip code)



                               Maxwell E. Bublitz
                               Conseco Fund Group
                          11825 N. Pennsylvania Street
                                Carmel, IN 46032
                     (Name and address of agent for service)



                                 1-800-986-3384
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/2003
                         ----------



Date of reporting period:  06/30/2003
                           ----------

Item 1. Report to Stockholders.

June 30, 2003


Conseco Science & Technology Fund
Conseco 20 Fund
Conseco Equity Fund
Conseco Large-Cap Fund
Conseco Balanced Fund
Conseco Convertible Securities Fund
Conseco High Yield Fund
Conseco Fixed Income Fund

                                                                            2003
                                                                 Mid-Year Report
                                                              CONSECO FUND GROUP
                                               Investing in step with your life.


Table of Contents



Statements of Assets and Liabilities                                  2
Statements of Operations                                              4
Statements of Changes in Net Assets                                   6
Conseco Science & Technology Fund
Portfolio Manager's Review                                           14
Schedule of Investments                                              16
Conseco 20 Fund
Portfolio Manager's Review                                           17
Schedule of Investments                                              19
Conseco Equity Fund
Portfolio Manager's Review                                           20
Schedule of Investments                                              22
Conseco Large-Cap Fund
Portfolio Manager's Review                                           25
Schedule of Investments                                              27
Conseco Balanced Fund
Portfolio Managers' Review                                           29
Schedule of Investments                                              31
Conseco Convertible Securities Fund
Portfolio Managers' Review                                           35
Schedule of Investments                                              37
Conseco High Yield Fund
Portfolio Managers' Review                                           40
Schedule of Investments                                              42
Conseco Fixed Income Fund
Portfolio Managers' Review                                           47
Schedule of Investments                                              49
Notes to Financial Statements                                        54
Financial Highlights                                                 58
Board of Trustees                                                    67


                      This report is for the information of
              Conseco Fund Group shareholders. It is authorized for
              distribution to other persons only when preceded, or
                                 accompanied by,
                a current prospectus that contains more complete
                  information, including charges and expenses.



Statements of Assets and Liabilities

June 30, 2003

                                                    Conseco Science &   Conseco         Conseco          Conseco
                                                     Technology Fund    20 Fund       Equity Fund    Large-Cap Fund
                                                    ------------------ ------------   -------------- ---------------
ASSETS:
Investments in securities at cost . . . . . . . . . . . $   3,100,739  $115,341,328     $103,652,375    $  4,915,292
-----------------------------------------------------------------------------------------------------------------------

Investments in securities at value (Note 2) (Including
     repurchase agreements of $82,800, $2,573,355,
     $6,364,556, $58,900, respectively) . . . . . . . . $   3,601,561  $ 56,535,716     $116,291,546    $  4,903,727
Interest and dividends receivable . . . . . . . . . . .           104        10,314           62,935           4,526
Receivable for securities sold  . . . . . . . . . . . .        31,922       105,000       12,092,459         283,955
Receivable for shares sold  . . . . . . . . . . . . . .
.. . . . . . . . . . . . .                                       1,224        16,356            7,052              --
Cash . . . . . . . . . . . . . . . . . . . . . . . . .             --            --               --              --
Prepaid assets . . . . . . . . . . . . . . . . . . . .         21,969        27,729           29,464          17,243
-----------------------------------------------------------------------------------------------------------------------
     Total assets . . . . . . . . . . . . . . . . . . .     3,656,780  $ 56,695,115     $128,483,456       5,209,451

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . . . . . .         5,053       122,418          169,170           7,949
Accrued expenses . . . . . . . . . . . . . . . . . . .         27,683        88,692           85,918          30,831
Payable to Custodian . . . . . . . . . . . . . . . . .            253       104,783        1,608,708          91,351
Payable for shares redeemed . . . . . . . . . . . . . .         2,578        90,068          158,805           1,774
Payable upon return of securities on loan . . . . . . .        82,800     6,575,398        9,716,873          58,900
Payable for securities purchased . . . . . . . . . . .             --            --       10,554,397         172,861
-----------------------------------------------------------------------------------------------------------------------
     Total liabilities . . . . . . . . . . . . . . . .        118,367     6,981,359       22,293,871         363,666
.. . . . . . . . . . . . . . . .
-----------------------------------------------------------------------------------------------------------------------
     Net assets . . . . . . . . . . . . . . . . . . . . $   3,538,413  $ 49,713,756     $106,189,585    $  4,845,785
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . . . . . $  51,629,798  $301,970,719     $151,827,533    $ 21,591,319
Accumulated undistributed net investment income (loss)        (46,573)     (336,371)           8,970        (17,686)
Accumulated undistributed net realized losses on
investments . .. . . . . . . . . . . . . . . . . . . .    (48,545,634) (193,114,980)     (58,286,089)    (16,716,283)
Net unrealized appreciation (depreciation) on investments     500,822   (58,805,612)      12,639,171        (11,565)
-----------------------------------------------------------------------------------------------------------------------
     Net assets . . . . . . . . . . . . . . . . . . . . .$  3,538,413  $ 49,713,756     $106,189,585    $  4,845,785
-----------------------------------------------------------------------------------------------------------------------

Net asset value, offering price and redemption price per share:
Class A Shares:
Shares outstanding (unlimited shares authorized) . . . . .    718,724     1,648,468        1,275,402         154,349
Net assets . . . . . . . . . . . . . . . . . . . . . . . .$ 1,262,171  $  7,248,457     $ 11,103,083    $    827,614
Net asset value and redemption price per share (Note 1) . $      1.76  $       4.40     $       8.71    $       5.36
Maximum sales charge per share (5.75 percent of public
     offering price; 5.00 percent of public offering
     price for the Conseco Fixed Income Fund) . . . . . .        0.11          0.27             0.53            0.33
Maximum offering price per share . . . . . . . . . . . . .$      1.87  $       4.67     $       9.24    $       5.69
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Shares outstanding (unlimited shares authorized) . . . . .    352,964     4,092,278        1,816,970         378,982
Net assets . . . . . . . . . . . . . . . . . . . . . . . .$   613,365  $ 17,363,343     $ 15,268,717    $  1,998,774
Net asset value, offering price and redemption price per share
(Note 1) .                                                $      1.74  $       4.24     $       8.40    $       5.27
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Shares outstanding (unlimited shares authorized) . . . . .    800,739     3,818,502        1,809,426         298,138
Net assets . . . . . . . . . . . . . . . . . . . . . . . .$ 1,392,530  $ 16,268,852     $ 15,216,952    $  1,573,725
Net asset value and redemption price per share (Note 1) . $      1.74  $       4.26     $       8.41    $       5.28
Maximum sales charge per share (1.00 percent of
public offering price) .                                         0.02          0.04             0.08            0.05
Maximum offering price per share . . . . . . . . . . . . .$      1.76  $       4.30     $       8.49    $       5.33
-----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Shares outstanding (unlimited shares authorized) . . . . .    150,958     1,991,784        7,124,758          82,133
Net assets . . . . . . . . . . . . . . . . . . . . . . . .$   270,347  $  8,833,104     $ 64,600,833    $    445,672
Net asset value, offering price and redemption price
per share (Note 1) . . . . . . . . . . . . . . . . . . . .$      1.79  $       4.43     $       9.07    $       5.43
-----------------------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
                                                            2003 Mid-Year Report

                                                                Conseco
                                                              Convertible
                                                   Conseco    Securities    Conseco High Conseco Fixed
                                                Balanced Fund    Fund        Yield Fund   Income Fund
                                                ---------------------------------------------------------
ASSETS:
Investments in securities at cost  . . . . . . . $ 32,770,968 $ 23,598,482  $177,682,241 $   99,587,049
--------------------------------------------------------------------------------------------------------
Investments in securities at value (Note 2)
     (Including  repurchase agreements of
     $1,099,207, $3,059,140,  $36,942,904,
     $5,853,063, respectively) . . . . . . . . . $ 34,062,186 $ 25,339,776  $183,492,220 $  104,561,998
Interest and dividends receivable . . . . . . .       206,794      130,853     2,405,726      1,132,641
Receivable for securities sold  . . . . . . . .       841,988      388,125       880,213     12,485,447
Receivable for shares sold  . . . . . . . . . .        34,519        6,177       221,047         89,667
Cash . . . . . . . . . . . . . . . . . . . . . .          --      502,856       507,331             --
Prepaid assets . . . . . . . . . . . . . . . . .       18,860       27,788        42,122         28,513
--------------------------------------------------------------------------------------------------------
     Total assets . . . . . . . . . . . . . . .    35,164,347   26,395,575   187,548,659    118,298,266
--------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . .        80,219       50,179       302,631        209,841
Accrued expenses . . . . . . . . . . . . . . . .       57,407       24,496        69,243        115,274
Payable to Custodian . . . . . . . . . . . . . .      338,939           --            --      6,992,191
Payable for shares redeemed . . . . . . . . . .        76,153      120,007       616,713        121,195
Payable upon return of securities on loan . . .     1,099,207    3,059,140    40,195,029      7,253,914
Payable for securities purchased . . . . . . . .      203,231      408,000     4,258,716      3,904,630
--------------------------------------------------------------------------------------------------------
     Total liabilities . . . . . . . . . . . . .    1,855,156    3,661,822    45,442,332     18,597,045
--------------------------------------------------------------------------------------------------------
     Net assets . . . . . . . . . . . . . . . .  $ 33,309,191 $ 22,733,753  $142,106,327 $   99,701,221
--------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . .  $ 57,094,324 $ 35,435,116  $165,711,539 $  100,612,594
Accumulated undistributed net investment
     income (loss) . . . . . . . . . . . . . . .        2,217       81,491         5,971         47,714
Accumulated undistributed net realized losses
     on investments . . . . . . . . . . . . . .   (25,078,568) (14,524,148)  (29,421,162)    (5,934,036)
Net unrealized appreciation (depreciation)
     on investments . . . . . . . . . . . . . .     1,291,218    1,741,294     5,809,979      4,974,949
--------------------------------------------------------------------------------------------------------
     Net assets . . . . . . . . . . . . . . . .  $ 33,309,191 $ 22,733,753  $142,106,327 $   99,701,221
--------------------------------------------------------------------------------------------------------
Net asset value, offering price and
redemption price per share:
Class A Shares:
Shares outstanding (unlimited shares authorized)      381,040      307,349     7,134,047      1,313,204
Net assets . . . . . . . . . . . . . . . . . . . $  3,617,959 $  3,008,224  $ 57,580,693 $   13,851,609
Net asset value and redemption price per
     share (Note 1) . . . .  . . . . . . . . . . $       9.49 $       9.79  $       8.07 $        10.55
Maximum sales charge per share (5.75 percent of
     public  offering price; 5.00 percent of
     public offering  price for the Conseco
     Fixed Income Fund) . . . . . . . . .. . . .         0.58         0.60          0.49           0.56
Maximum offering price per share . . . . . . . . $      10.07 $      10.39  $       8.56 $        11.11
--------------------------------------------------------------------------------------------------------
Class B Shares:
Shares outstanding (unlimited shares authorized)    1,286,054    1,031,990     4,715,762      3,244,365
Net assets . . . . . . . . . . . . . . . . . . . $ 12,020,300 $ 10,038,129  $ 37,834,462 $   34,089,690
Net asset value, offering price and redemption
     price per share(Note 1)                     $       9.35 $       9.73  $       8.02 $        10.51
--------------------------------------------------------------------------------------------------------
Class C Shares:
Shares outstanding (unlimited shares authorized)      975,205      371,111     2,142,404      2,364,071
Net assets . . . . . . . . . . . . . . . . . . . $  9,195,296 $  3,622,858  $ 17,167,223 $   24,984,334
Net asset value and redemption price per
     share (Note 1) . . . .                      $       9.43 $       9.76  $       8.01 $        10.57
Maximum sales charge per share (1.00 percent of
     public offering                                     0.10         0.10          0.08           0.11
Maximum offering price per share . . . . . . . . $       9.53 $       9.86  $       8.09 $        10.68
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Shares outstanding (unlimited shares authorized)      885,907      619,301     3,631,345      2,526,345
Net assets . . . . . . . . . . . . . . . . . . . $  8,475,636 $  6,064,542  $ 29,523,949 $   26,775,588
Net asset value, offering price and
    redemption price per share . . . . . . . . . $       9.57 $       9.79  $       8.13 $        10.60
-------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.



Statements of Operations

For the six months ended June 30, 2003 (unaudited)

                                                      Conseco
                                                      Science &     Conseco       Conseco       Conseco
                                                     Technology        20         Equity       Large-Cap
                                                         Fund         Fund         Fund           Fund
                                                     ------------- -------------- ------------ -------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . $      1,112   $      9,406  $    10,684  $        633
Dividends . . . . . . . . . . . . . . . . . . . . . .       1,847        116,733      640,776        27,042
Other Income . . . . . . . . . . . . . . . . . . . .          679         16,590       18,263            16
Foreign tax withheld . . . . . . . . . . . . . . . .           --             --        (276)            --
------------------------------------------------------------------------------------------------------------
     Total investment income . . . . . . . . . . . .        3,638        142,729      669,447        27,691
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . .       26,382        168,311      349,053        17,561
Distribution and service fees:
     Class A . . . . . . . . . . . . . . . . . . . .        7,886         20,452       23,737         2,201
     Class B . . . . . . . . . . . . . . . . . . . .        2,854         81,685       74,880         9,861
     Class C . . . . . . . . . . . . . . . . . . . .        6,494         76,678       75,098         8,228
Administration fee . . . . . . . . . . . . . . . . .        5,276         48,089       99,729         5,017
Transfer agent fees and expenses . . . . . . . . . .       20,249        108,945       44,613        20,223
Registration and filing fees . . . . . . . . . . . .       14,818         16,171       20,967        16,333
Custody fees . . . . . . . . . . . . . . . . . . . .        1,333          3,001       10,611         7,650
Audit fees . . . . . . . . . . . . . . . . . . . . .        1,981          5,462        9,829         1,874
Legal fees . . . . . . . . . . . . . . . . . . . . .          260          3,130        7,119           260
Reports - printing . . . . . . . . . . . . . . . . .        1,535         35,295       23,497         1,298
Director fees and expenses . . . . . . . . . . . . .          349          4,578        9,590           362
Insurance . . . . . . . . . . . . . . . . . . . . . .         181            533        1,086           181
Other . . . . . . . . . . . . . . . . . . . . . . . .         181            965        2,848           181
------------------------------------------------------------------------------------------------------------
     Total expenses . . . . . . . . . . . . . . . . .      89,779        573,295      752,657        91,230
------------------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) .     (39,568)       (94,195)     (80,295)      (45,853)
------------------------------------------------------------------------------------------------------------
     Net expenses . . . . . . . . . . . . . . . . . .      50,211        479,100      672,362        45,377
------------------------------------------------------------------------------------------------------------
     Net investment income (loss) . . . . . . . . . .     (46,573)      (336,371)      (2,915)      (17,686)
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on sales of investments .  (1,537,528)   (14,781,675)    (461,473)     (324,954)
Net change in unrealized appreciation or depreciation
     on investments . . . . . . . . . . . . . . . . .   3,003,902     25,831,080   14,517,020       877,042
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains on investments . .    1,466,374     11,049,405   14,055,547       552,088
------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations . . . . . $  1,419,801   $ 10,713,034  $14,052,632     $ 534,402
------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                              CONSECO FUND GROUP
                                                            2003 Mid-Year Report




                                                                  Conseco       Conseco    Conseco
                                                       Conseco  Convertible       High      Fixed
                                                      Balanced  Securities       Yield      Income
                                                        Fund       Fund           Fund       Fund
                                                      ----------------------------------- ----------

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . $  518,000 $   471,934 $  5,920,272 $3,290,077
Dividends . . . . . . . . . . . . . . . . . . . . . .   175,808      81,460      259,854         --
Other Income . . . . . . . . . . . . . . . . . . . .      3,112      17,201       39,690     14,271
Foreign tax withheld . . . . . . . . . . . . . . . .         --          --           --         --
----------------------------------------------------------------------------------------------------
     Total investment income . . . . . . . . . . . .    696,920     570,595    6,219,816  3,304,348
----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . .    119,421      84,875      455,070    236,063
Distribution and service fees:
     Class A . . . . . . . . . . . . . . . . . . . .      9,172       6,420      131,606     30,556
     Class B . . . . . . . . . . . . . . . . . . . .     58,803      47,572      184,648    170,894
     Class C . . . . . . . . . . . . . . . . . . . .     52,271      17,967       87,497    147,004
Administration fee . . . . . . . . . . . . . . . . .     34,120      19,971      130,020    104,917
Transfer agent fees and expenses . . . . . . . . . .     22,708      21,672       33,553     30,443
Registration and filing fees . . . . . . . . . . . .     21,104       8,450       16,142     20,389
Custody fees . . . . . . . . . . . . . . . . . . . .     12,064       1,452        8,073      7,997
Audit fees . . . . . . . . . . . . . . . . . . . . .      4,818       2,619       14,577     10,155
Legal fees . . . . . . . . . . . . . . . . . . . . .      2,120         872        8,081      9,284
Reports-- printing . . . . . . . . . . . . . . . . .      6,756       4,695       26,983     28,926
Director fees and expenses . . . . . . . . . . . . .      3,107       1,550       12,058     12,464
Insurance . . . . . . . . . . . . . . . . . . . . . .       543         181        1,004      1,359
Other . . . . . . . . . . . . . . . . . . . . . . . .     1,455         349        2,684      7,699
----------------------------------------------------------------------------------------------------
     Total expenses . . . . . . . . . . . . . . . . .   348,462     218,645    1,111,996    818,150
----------------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) .   (57,614)    (41,840)    (123,425)  (154,945)
----------------------------------------------------------------------------------------------------
     Net expenses . . . . . . . . . . . . . . . . . .   290,848     176,805      988,571    663,205
----------------------------------------------------------------------------------------------------
     Net investment income (loss) . . . . . . . . . .   406,072     393,790    5,231,245  2,641,143
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS:
Net realized gains (losses) on sales of investments .  (434,731)    220,161  (1,179,580)  2,170,232
Net change in unrealized appreciation or
     depreciation on investments . . . . . . . . . .  3,692,508   2,340,466   18,295,341  2,976,622
----------------------------------------------------------------------------------------------------
     Net realized and unrealized gains on investments 3,257,777   2,560,627   17,115,761  5,146,854
----------------------------------------------------------------------------------------------------
Net increase in net assets from operations . . . . . $3,663,849 $ 2,954,417 $ 22,347,006 $7,787,997
----------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets

For the six months ended June 30, 2003 (unaudited) and for the year ended December 31, 2002


                                                       Conseco Science &
                                                       Technology Fund            Conseco 20 Fund
                                                   ------------------------------------------------------
                                                      2003          2002          2003          2002
                                                   ------------------------------------------------------
OPERATIONS:
Net investment income (loss) . . . . . . . . . . . $   (46,573) $   (245,951) $   (336,371) $(1,225,755)
Net realized losses on sale of investments . . . .  (1,537,528)  (27,962,051)  (14,781,675)
Net change in unrealized appreciation or
     depreciation on investments . . . . . . . . .   3,003,902    15,821,591    25,831,080   51,871,990
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations . . . . . .  1,419,801   (12,386,411)   10,713,034  (50,568,623)
---------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . . . . .        --           --             --          --
Class B shares . . . . . . . . . . . . . . . . . .        --           --             --          --
Class C shares . . . . . . . . . . . . . . . . . .        --           --             --          --
Class Y shares . . . . . . . . . . . . . . . . . .        --           --             --          --
---------------------------------------------------------------------------------------------------------
     Total dividends from net investment income . .       --           --             --          --
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS OF NET
CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . . . . .        --           --             --          --
Class B shares . . . . . . . . . . . . . . . . . .        --           --             --          --
Class C shares . . . . . . . . . . . . . . . . . .        --           --             --          --
Class Y shares . . . . . . . . . . . . . . . . . .        --           --             --          --
---------------------------------------------------------------------------------------------------------
     Total distributions of net capital gains . . .       --           --             --          --
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . . . .    268,849     2,342,871     4,636,583   32,918,743
Reinvested dividends and distributions . . . . . .          --            --            --           --
Shares redeemed . . . . . . . . . . . . . . . . . . (4,021,003)   (8,273,714)  (13,956,997) (64,632,020)
---------------------------------------------------------------------------------------------------------
     Net decrease from capital share transactions . (3,752,154)   (5,930,843)   (9,320,414) (31,713,277)
---------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets . . .  (2,332,353)  (18,317,254)    1,392,620  (82,281,900)
---------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period . . . . . . . . . . . . .    5,870,766   24,188,020    48,321,136  130,603,036
---------------------------------------------------------------------------------------------------------
     End of period . . . . . . . . . . . . . . . . $  3,538,413 $  5,870,766  $ 49,713,756  $48,321,136
---------------------------------------------------------------------------------------------------------
     Including undistributed net investment income
        (loss) of: . .                             $   (46,573) $        --   $  (336,371)  $      --
---------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.


                                                              CONSECO FUND GROUP
                                                            2003 Mid-Year Report


                                          Conseco Science &              Conseco 20 Fund
                                            Technology Fund
                                       ----------------------------------------------------------
                                          2003          2002          2003           2002
                                       ----------------------------------------------------------
SHARE DATA:
Class A shares:
Sold . . . . . . . . . . . . . . . . .     149,585       437,575       568,853        4,694,554
Reinvested dividends and distributions          --            --            --               --
Redeemed . . . . . . . . . . . . . . .  (2,306,049)   (2,911,351)   (1,423,907)      (6,101,175)
-------------------------------------------------------------------------------------------------
         Net decrease . . . . . . . . . (2,156,464)   (2,473,776)     (855,054)      (1,406,621)
-------------------------------------------------------------------------------------------------
Shares Outstanding: . . . . . . . . . .
         Beginning of period . . . . .   2,875,188     5,348,964     2,503,522        3,910,143
         End of period . . . . . . . .     718,724     2,875,188     1,648,468        2,503,522
-------------------------------------------------------------------------------------------------
Class B shares:
Sold . . . . . . . . . . . . . . . . .       1,289        30,242        35,223          352,466
Reinvested dividends and distributions          --            --            --               --
Redeemed . . . . . . . . . . . . . . .    (64,384)     (401,208)     (719,580)      (3,326,053)
-------------------------------------------------------------------------------------------------
         Net decrease . . . . . . . . .    (63,095)     (370,966)     (684,357)      (2,973,587)
-------------------------------------------------------------------------------------------------
Shares Outstanding:
         Beginning of period . . . . .     416,059       787,025     4,776,635        7,750,222
         End of period . . . . . . . .     352,964       416,059     4,092,278        4,776,635
-------------------------------------------------------------------------------------------------
Class C shares:
Sold . . . . . . . . . . . . . . . . .      23,607       413,662       218,915          739,531
Reinvested dividends and distributions          --            --            --               --
Redeemed . . . . . . . . . . . . . . .    (177,773)   (1,027,323)     (911,198)      (2,983,550)
-------------------------------------------------------------------------------------------------
         Net decrease . . . . . . . . .   (154,166)     (613,661)     (692,283)      (2,244,019)
-------------------------------------------------------------------------------------------------
Shares Outstanding: . . . . . . . . . .
         Beginning of period . . . . .     954,905     1,568,566     4,510,785        6,754,804
         End of period . . . . . . . .     800,739       954,905     3,818,502        4,510,785
-------------------------------------------------------------------------------------------------
Class Y shares:
Sold . . . . . . . . . . . . . . . . .       4,494        78,864       373,293        1,284,834
Reinvested dividends and distributions          --            --            --               --
Redeemed . . . . . . . . . . . . . . .     (88,571)     (200,650)     (647,512)      (2,307,412)
-------------------------------------------------------------------------------------------------
         Net decrease . . . . . . . . .    (84,077)     (121,786)     (274,219)      (1,022,578)
-------------------------------------------------------------------------------------------------
Shares Outstanding:
         Beginning of period . . . . .     235,035       356,821     2,266,003        3,288,581
         End of period . . . . . . . .     150,958       235,035     1,991,784        2,266,003
-------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.



Statements of Changes in Net Assets

For the six months ended June 30, 2003 (unaudited) and for the year ended December 31, 2002


                                                       Conseco Equity Fund       Conseco Large-Cap Fund
                                                  ---------------------------- ---------------------------
                                                      2003           2002          2003           2002
                                                  ---------------------------- ---------------------------
OPERATIONS:
Net investment income (loss) . . . . . . . . . . .$     (2,915)  $     73,548   $ (17,686) $     (115,893)
Net realized losses on sale of investments . . . .    (461,473)    (8,343,507)   (324,954)     (6,139,136)
Net change in unrealized appreciation or
     depreciation on investments . . . . . . . . .  14,517,020    (11,917,452)    877,042         538,657
----------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations . . .  14,052,632    (20,187,411)    534,402      (5,716,372)
----------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . . . . .        --            --            --           --
Class B shares . . . . . . . . . . . . . . . . . .        --            --            --           --
Class C shares . . . . . . . . . . . . . . . . . .        --            --            --           --
Class Y shares . . . . . . . . . . . . . . . . . .        --       (64,207)           --           --
----------------------------------------------------------------------------------------------------------
     Total dividends from net investment income .         --       (64,207)           --           --
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS OF NET
CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . . . . .        --            --            --           --
Class B shares . . . . . . . . . . . . . . . . . .        --            --            --           --
Class C shares . . . . . . . . . . . . . . . . . .        --            --            --           --
Class Y shares . . . . . . . . . . . . . . . . . .        --            --            --           --
----------------------------------------------------------------------------------------------------------
     Total distributions of net capital gains . .         --            --            --           --
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . . .   28,558,930    103,005,268      58,818       1,491,343
Reinvested dividends and distributions . . . . . .        --           57,620         --            --
Shares redeemed . . . . . . . . . . . . . . . . .  (38,540,199)  (124,761,361) (1,258,945)    (12,009,141)
----------------------------------------------------------------------------------------------------------
     Net decrease from capital share transactions   (9,981,269)   (21,698,473) (1,200,127)    (10,517,798)
----------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets . . .   4,071,363   (41,950,091)    (665,725)    (16,234,170)
----------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period . . . . . . . . . . . . . 102,118,222    144,068,313   5,511,510      21,745,680
----------------------------------------------------------------------------------------------------------
     End of period . . . . . . . . . . . . . . . .$106,189,585   $102,118,222 $ 4,845,785  $    5,511,510
----------------------------------------------------------------------------------------------------------
     Including undistributed net investment income
               (loss) of: . . . . . . . . . . . . $      8,970   $     11,885 $   (17,686) $      --
----------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.



                                                              CONSECO FUND GROUP
                                                            2003 Mid-Year Report


                                          Conseco Equity Fund           Conseco Large-Cap Fund
                                        -------------------------------------------------------
                                            2003             2002        2003           2002
                                        -------------------------------------------------------
SHARE DATA:
Class A shares:
Sold . . . . . . . . . . . . . . . . . . 1,143,484         4,743,790         --         38,879
Reinvested dividends and distributions .        --                --         --             --
Redeemed . . . . . . . . . . . . . . . .  (830,049)       (5,405,802)   (43,164)    (1,267,388)
-----------------------------------------------------------------------------------------------
     Net increase (decrease) . . . . . .   313,435         (662,012)   (43,164)    (1,228,509)
-----------------------------------------------------------------------------------------------
Shares Outstanding:
     Beginning of period . . . . . . . .   961,967         1,623,979    197,513      1,426,022
     End of period . . . . . . . . . . . 1,275,402           961,967    154,349        197,513
-----------------------------------------------------------------------------------------------
Class B shares:
Sold . . . . . . . . . . . . . . . . . .    59,849           636,830      6,489         29,989
Reinvested dividends and distributions .        --                --         --             --
Redeemed . . . . . . . . . . . . . . . .  (419,066)       (1,045,068)   (73,249)      (414,097)
-----------------------------------------------------------------------------------------------
     Net decrease . . . . . . . . . . .   (359,217)         (408,238)   (66,760)      (384,108)
-----------------------------------------------------------------------------------------------
Shares Outstanding:
     Beginning of period . . . . . . . . 2,176,187         2,584,425    445,742        829,850
     End of period . . . . . . . . . . . 1,816,970         2,176,187    378,982        445,742
-----------------------------------------------------------------------------------------------
Class C shares:
Sold . . . . . . . . . . . . . . . . . .   123,043         1,388,450      5,014         52,780
Reinvested dividends and distributions .        --                --         --             --
Redeemed . . . . . . . . . . . . . . . .  (538,901)       (1,509,251)  (100,627)      (394,351)
-----------------------------------------------------------------------------------------------
     Net decrease . . . . . . . . . . .   (415,858)         (120,801)   (95,613)      (341,571)
-----------------------------------------------------------------------------------------------
Shares Outstanding:
     Beginning of period . . . . . . . . 2,225,284         2,346,085    393,751        735,322
     End of period . . . . . . . . . . . 1,809,426         2,225,284    298,138        393,751
-----------------------------------------------------------------------------------------------
Class Y shares:
Sold . . . . . . . . . . . . . . . . . . 2,297,080         5,230,242        593        114,802
Reinvested dividends and distributions .        --             7,266         --             --
Redeemed . . . . . . . . . . . . . . . .(3,117,416)       (6,939,037)   (44,062)      (299,566)
-----------------------------------------------------------------------------------------------
     Net decrease . . . . . . . . . . .   (820,336)       (1,701,529)   (43,469)      (184,764)
-----------------------------------------------------------------------------------------------
Shares Outstanding:
     Beginning of period . . . . . . . . 7,945,094         9,646,623    125,602        310,366
     End of period . . . . . . . . . . . 7,124,758         7,945,094     82,133        125,602
-----------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets

For the six months ended June 30, 2003 (unaudited) and for the year ended December 31, 2002



                                                                                   Conseco Convertible
                                                      Conseco Balanced Fund          Securities Fund
                                                  ----------------------------  ----------------------------
                                                      2003          2002            2003          2002
                                                  ----------------------------  ----------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . $   406,072   $  1,669,222      $  393,790  $    833,062
Net realized gains (losses) on sales of
investments . . . . . . . . . . .                    (434,731)   (13,098,168)        220,161    (4,257,955)
Net change in unrealized appreciation or
depreciation
     on investments . . . . . . . . . . . . . . .   3,692,508        171,830       2,340,466       837,350
------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from operations . .    3,663,849   (11,257,116)       2,954,417    (2,587,543)
------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . . . .      (54,004)      (345,541)        (59,412)     (109,454)
Class B shares . . . . . . . . . . . . . . . . .     (144,098)      (402,655)       (199,756)     (358,729)
Class C shares . . . . . . . . . . . . . . . . .     (112,328)      (504,566)        (74,390)     (151,068)
Class Y shares . . . . . . . . . . . . . . . . .     (139,945)      (423,123)       (113,377)     (157,551)
------------------------------------------------------------------------------------------------------------
     Total dividends from net investment income:     (450,375)    (1,675,885)       (446,935)     (776,802)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS OF NET
CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . . . .         --             --              --          --
Class B shares . . . . . . . . . . . . . . . . .         --             --              --          --
Class C shares . . . . . . . . . . . . . . . . .         --             --              --          --
Class Y shares . . . . . . . . . . . . . . . . .         --             --              --          --
------------------------------------------------------------------------------------------------------------
     Total distributions of net capital gains . .        --             --              --          --
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . . .   1,968,798     17,524,985       6,109,053     1,946,254
Reinvested dividends and distributions . . . . .      197,353        555,518         110,917       194,852
Shares redeemed . . . . . . . . . . . . . . . . . (10,255,398)   (55,901,069)     (5,110,007)  (14,938,667)
------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from capital share
        transactions . . .                         (8,089,247)   (37,820,566)       1,109,963  (12,797,561)
------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets . .   (4,875,773)   (50,753,567)       3,617,445  (16,161,906)
------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period . . . . . . . . . . . .   38,184,964     88,938,531      19,116,308    35,278,214
------------------------------------------------------------------------------------------------------------
     End of period . . . . . . . . . . . . . . . $ 33,309,191   $ 38,184,964    $ 22,733,753  $ 19,116,308
------------------------------------------------------------------------------------------------------------
     Including undistributed net investment
        income of: . .  . . . . . . . . . . . . .$      2,217   $     46,520    $     81,491  $    134,636
------------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.



                                                              CONSECO FUND GROUP
                                                            2003 Mid-Year Report



                                        Conseco Balanced        Conseco Convertible
                                               Fund              Securities Fund
                                       ---------------------------------------------
                                          2003         2002       2003      2002
                                       ---------------------------------------------
SHARE DATA:
Class A shares:
Sold . . . . . . . . . . . . . . . . .    67,283      268,086     50,891     27,717
Reinvested dividends and distributions     3,281       10,792      2,154      3,878
Redeemed . . . . . . . . . . . . . . .  (177,357)  (2,041,177)   (51,393)  (191,975)
-------------------------------------------------------------------------------------
     Net increase (decrease) . . . . .  (106,793)  (1,762,299)      1,652  (160,380)
-------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period . . . . . . . . . .  487,833    2,250,132    305,697    466,077
     End of period . . . . . . . . . .   381,040      487,833    307,349    305,697
-------------------------------------------------------------------------------------
Class B shares:
Sold . . . . . . . . . . . . . . . . .    35,502      379,892     47,751     74,898
Reinvested dividends and distributions     3,064        9,300      4,639      9,506
Redeemed . . . . . . . . . . . . . . .  (207,466)    (965,668)  (120,214)  (856,498)
-------------------------------------------------------------------------------------
     Net decrease . . . . . . . . . . . (168,900)    (576,476)   (67,824)  (772,094)
-------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period . . . . . . . . . .1,454,954    2,031,430  1,099,814  1,871,908
     End of period . . . . . . . . . . 1,286,054    1,454,954  1,031,990  1,099,814
-------------------------------------------------------------------------------------
Class C shares:
Sold . . . . . . . . . . . . . . . . .    24,712      518,722      5,222     39,747
Reinvested dividends and distributions     1,889        5,246      1,452      3,040
Redeemed . . . . . . . . . . . . . . .  (573,969)  (1,879,354)   (65,331)  (385,928)
-------------------------------------------------------------------------------------
     Net decrease . . . . . . . . . . . (547,368)  (1,355,386)   (58,657)  (343,141)
-------------------------------------------------------------------------------------
Shares Outstanding:
Beginning of period . . . . . . . . . .1,522,573    2,877,959    429,768    772,909
     End of period . . . . . . . . . .   975,205    1,522,573    371,111    429,768
-------------------------------------------------------------------------------------
Class Y shares:
Sold . . . . . . . . . . . . . . . . .    89,932      635,419    534,713     75,324
Reinvested dividends and distributions    13,712       35,638      3,831      5,938
Redeemed . . . . . . . . . . . . . . . (209,090)  (1,334,668)  (305,596)  (264,126)
-------------------------------------------------------------------------------------
     Net increase (decrease) . . . . . (105,446)    (663,611)    232,948  (182,864)
-------------------------------------------------------------------------------------
Shares Outstanding:
     Beginning of period . . . . . . .   991,353    1,654,964    386,353    569,217
     End of period . . . . . . . . . .   885,907      991,353    619,301    386,353
-------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.



Statements of Changes in Net Assets

For the six months ended June 30, 2003 (unaudited) and for the year ended December 31, 2002


                                                       Conseco High Yield Fund      Conseco Fixed Income Fund
                                                   -----------------------------  ---------------------------------
                                                     2003              2002            2003         2002
                                                   -----------------------------  ----------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . $    5,231,245  $  11,057,003     $ 2,641,143  $  9,739,640
Net realized gains (losses) on sales of
  investments . . . . . . . . . . . . . . . . .     (1,179,580)    (6,793,750)      2,170,232    (5,321,221)
Net change in unrealized appreciation or
     depreciation on investments . . . . . . . .    18,295,341    (2,528,943)       2,976,622     2,244,567
--------------------------------------------------------------------------------------------------------------
     Net increase from operations . . . . . . .     22,347,006      1,734,310       7,787,997     6,662,986
--------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
Class A shares . . . . . . . . . . . . . . . . .    (2,085,083)    (2,795,876)       (334,384)   (2,093,523)
Class B shares . . . . . . . . . . . . . . . . .    (1,430,381)    (4,519,251)       (841,717)   (2,113,239)
Class C shares . . . . . . . . . . . . . . . . .      (676,370)    (2,488,853)       (698,250)   (2,834,367)
Class Y shares . . . . . . . . . . . . . . . . .      (994,850)    (1,134,429)       (845,260)   (2,703,211)
--------------------------------------------------------------------------------------------------------------
     Total dividends from net investment income:    (5,186,684)   (10,938,409)     (2,719,611)   (9,744,340)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS OF NET
CAPITAL GAINS:
Class A shares . . . . . . . . . . . . . . . . .          --              --             --            --
Class B shares . . . . . . . . . . . . . . . . .          --              --             --            --
Class C shares . . . . . . . . . . . . . . . . .          --              --             --            --
Class Y shares . . . . . . . . . . . . . . . . .          --              --             --            --
--------------------------------------------------------------------------------------------------------------
     Total distributions of net capital gains .           --             --              --            --
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . .    106,632,407    122,719,523      16,968,497    72,574,538
Reinvested dividends and distributions . . . . .     1,894,429      1,651,621         839,147     2,598,766
Shares redeemed . . . . . . . . . . . . . . . .    (89,479,610)  (123,281,422)    (40,146,189) (164,831,690)
--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from capital share     19,047,226      1,089,722     (22,338,545)  (89,658,386)
        transactions . . . . .
--------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets . .    36,207,548    (8,114,377)     (17,270,159)  (92,739,740)
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period . . . . . . . . . . . .   105,898,779    114,013,156     116,971,380  $209,711,120
--------------------------------------------------------------------------------------------------------------
     End of period . . . . . . . . . . . . . . . $ 142,106,327  $ 105,898,779    $ 99,701,221  $116,971,380
--------------------------------------------------------------------------------------------------------------
     Including undistributed net investement
        income (loss) of: . . . . . . . . . . . .$       5,971  $     (38,590)   $     47,714  $    126,182
---------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


                                                              CONSECO FUND GROUP
                                                            2003 Mid-Year Report



                                         Conseco High Yield Fund      Conseco Fixed Income Fund
                                         -------------------------------------------------------
                                             2003           2002         2003         2002
                                         -------------------------------------------------------
SHARE DATA:
Class A shares:
Sold . . . . . . . . . . . . . . . . . .    7,787,779    13,682,306      921,871     2,683,842
Reinvested dividends and distributions .      122,361        94,030        6,281        42,996
Redeemed . . . . . . . . . . . . . . . .   (6,996,252)  (11,128,588)  (1,152,144)   (7,631,799)
------------------------------------------------------------------------------------------------
     Net increase (decrease) . . . . . .      913,888     2,647,748    (223,992)   (4,904,961)
------------------------------------------------------------------------------------------------
Shares Outstanding: . . . . . . . . . . .
     Beginning of period . . . . . . . .    6,220,159     3,572,411    1,537,196     6,442,157
     End of period . . . . . . . . . . .    7,134,047     6,220,159    1,313,204     1,537,196
------------------------------------------------------------------------------------------------
Class B shares: . . . . . . . . . . . . .
Sold . . . . . . . . . . . . . . . . . .      249,183       928,565      191,289     1,241,495
Reinvested dividends and distributions .       21,895        66,789       13,038        31,968
Redeemed . . . . . . . . . . . . . . . .     (617,564)   (2,270,491)    (462,778)   (1,611,513)
------------------------------------------------------------------------------------------------
     Net decrease . . . . . . . . . . . .    (346,486)   (1,275,137)    (258,451)     (338,050)
------------------------------------------------------------------------------------------------
Shares Outstanding: . . . . . . . . . . .
     Beginning of period . . . . . . . .    5,062,248     6,337,385    3,502,816     3,840,866
     End of period . . . . . . . . . . .    4,715,762     5,062,248    3,244,365     3,502,816
------------------------------------------------------------------------------------------------
Class C shares: . . . . . . . . . . . . .
Sold . . . . . . . . . . . . . . . . . .      393,252     1,028,640      142,810     1,642,526
Reinvested dividends and distributions .       16,027        46,292        6,863        30,805
Redeemed . . . . . . . . . . . . . . . .     (617,747)   (2,039,562)  (1,332,048)   (3,764,822)
------------------------------------------------------------------------------------------------
     Net decrease . . . . . . . . . . . .    (208,468)     (964,630)  (1,182,375)   (2,091,491)
------------------------------------------------------------------------------------------------
Shares Outstanding: . . . . . . . . . . .
     Beginning of period . . . . . . . .    2,350,872     3,315,502    3,546,446     5,637,937
     End of period . . . . . . . . . . .    2,142,404     2,350,872    2,364,071     3,546,446
------------------------------------------------------------------------------------------------
Class Y shares: . . . . . . . . . . . . .
Sold . . . . . . . . . . . . . . . . . .    5,613,633     1,825,959      372,538     1,645,361
Reinvested dividends and distributions .       85,705        27,307       54,955       154,850
Redeemed . . . . . . . . . . . . . . . .   (3,421,270)   (2,028,312)    (941,854)   (3,511,174)
------------------------------------------------------------------------------------------------
     Net increase (decrease) . . . . . .    2,278,068     (175,046)    (514,361)   (1,710,963)
------------------------------------------------------------------------------------------------
Shares Outstanding: . . . . . . . . . . .
Beginning of period . . . . . . . . . . .   1,353,277     1,528,323    3,040,706     4,751,669
     End of period . . . . . . . . . . .    3,631,345     1,353,277    2,526,345     3,040,706
------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.



Conseco Science & Technology Fund

Portfolio Manager's Review

How did the Fund perform relative to its benchmarks?
     From January 1, 2003 to June 30, 2003, the Conseco Science & Technology Fund (Class A with load) returned 26.62%. The benchmarks, the NASDAQ 100 Index and the S&P 500 Index, returned 22.08% and 11.77%, respectively, for the same time period.(1)

What caused the variance in performance between the Fund and its benchmarks?
     It is Oak's philosophy to remain fully invested at all times holding less than 5% of cash. The technology sector led the charge in the first half, with notable surges in the networking, storage and software sub-sectors, where gains of more than 35% were posted. Improving profit margins, stabilizing fundamentals and encouraging economic data contributed to investor appetite for the sector.

Which portfolio holdings enhanced the Fund's performance?
     The largest contributors to performance were holdings in the technology area. EMC Corporation, Juniper Networks, McData Corporation, Semtech and Veritas Software contributed substantial gains in the first half of 2003.

Which holdings detracted from performance?
     Microsoft did not participate in the market rally for the first half of 2003, but we do believe that Microsoft will be a market leader going forward. Affymetrix lowered 2003 guidance citing a particularly weak capital equipment environment as the cause. The shortfall appears to be from factors broadly affecting the life science tools sector and is not primarily company specific. Some of these macro factors seem to be abating as pharmaceutical budgets are doubling growth rates from last year. Despite the disappointing revenue shortfall, Affymetrix remains the leader in the very attractive micro array market. Micro arrays remain a transforming technology with multiple-potential downstream applications. What is your outlook for the rest of the fiscal year? Our outlook remains positive. We believe we are in the early stages of a renewed bull market that will sustain its gains through year-end and beyond, similar to what occurred in the early 1990s. While recent gains have been driven to a certain extent by a "rush to get back in," a healthy amount of market skepticism remains. Valuations are favorable, particularly against the backdrop of declining interest rates and continued fiscal and monetary stimulus. Three years of belt-tightening have introduced considerable leverage into the financial models of most corporations. As sentiment improves, we expect capital spending to resume, resulting in sizeable improvements in the profit picture -- the ultimate long-term driver of stock prices. Even the telecommunications sector, which some say accounts for over 40% of all IT spending, is showing signs of life. While there will be fits and starts in the market, the overall trend is biased to the upside.

Oak Associates, ltd.

Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak -- known for exceptionally low-turnover, aggressive growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as, three no-load mutual funds.
----------

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Science & Technology Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The NASDAQ 100 Index is an unmanaged index considered to be representative of the technology arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.



Conseco Science & Technology Fund                             CONSECO FUND GROUP
(unaudited)                                                 2003 Mid-Year Report

[LINE CHART]

------------------------------------------------------------------------
 DATE            Conseco Science &    NASDAQ 100      S&P 500 Index
                Technology Fund
                (Class A shares)
------------------------------------------------------------------------
   7/1/00            $9,425.07       $10,000.00        $10,000.00
  7/31/00           $10,320.45        $9,590.00         $9,844.00
  8/31/00           $11,847.31       $10,833.82        $10,455.31
  9/29/00           $10,989.63        $9,487.18         $9,903.27
 10/31/00            $9,830.35        $8,721.56         $9,861.68
 11/30/00            $7,426.96        $6,660.66         $9,084.58
 12/31/00            $6,541.00        $6,222.39         $9,129.09
  1/31/01            $7,115.93        $6,890.05         $9,453.18
  2/28/01            $4,307.26        $5,071.08         $8,591.05
  3/30/01            $3,364.75        $4,180.59         $8,046.37
  4/30/01            $4,297.83        $4,929.76         $8,671.58
  5/31/01            $3,967.96        $4,782.85         $8,729.68
  6/29/01            $3,713.48        $4,863.20         $8,517.54
  7/31/01            $3,364.75        $4,473.66         $8,434.07
  8/31/01            $2,714.42        $3,905.06         $7,906.10
  9/28/01            $1,837.89        $3,104.52         $7,268.08
 10/31/01            $2,516.49        $3,626.39         $7,406.90
 11/30/01            $3,016.02        $4,241.06         $7,975.01
 12/31/01            $2,836.95        $4,190.60         $8,045.19
  1/31/02            $2,874.65        $4,119.36         $7,927.73
  2/28/02            $2,148.92        $3,611.85         $7,774.72
  3/28/02            $2,563.62        $3,860.71         $8,067.05
  4/30/02            $2,148.92        $3,393.56         $7,578.19
  5/31/02            $1,903.86        $3,210.99         $7,522.11
  6/28/02            $1,555.14        $2,793.88         $6,986.54
  7/31/02            $1,489.16        $2,556.68         $6,441.59
  8/30/02            $1,357.21        $2,504.27         $6,484.10
  9/30/02            $1,036.76        $2,212.27         $5,779.28
 10/31/02            $1,225.26        $2,629.51         $6,287.86
 11/29/02            $1,498.59        $2,965.82         $6,658.21
 12/31/02            $1,234.68        $2,615.85         $6,266.71
  1/31/03            $1,319.51        $2,612.45         $6,102.52
  2/28/03            $1,328.94        $2,683.51         $6,010.98
  3/31/03            $1,310.09        $2,707.13         $6,069.29
  4/30/03            $1,404.34        $2,939.40         $6,569.40
  5/30/03            $1,649.39        $3,183.37         $6,915.60
  6/30/03            $1,658.81        $3,193.55         $7,004.12
--------------------------------------------------------------------------

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/03. Past performance does not guarantee future results.



Average annual total return(1) (as of
06/30/03)
                            Inception   Year-to-                     Since
                              date        Date     1 year  5 years inception
                          ----------------------------------------------------
Science & Technology A . . 07/01/2000    26.62%     0.57%    n/a    -45.05%
Science & Technology B . . 07/01/2000    28.85%     1.10%    n/a    -44.74%
Science & Technology C . . 07/01/2000    31.83%     3.83%    n/a    -44.36%
Science & Technology Y . . 07/01/2000    34.59%     7.19%    n/a    -43.64%
NASDAQ 100 Index . . . . . 07/01/2000    22.08%    14.29%    n/a    -31.65%
S&P 500 Index . . . . . .  07/01/2000    11.77%     0.25%    n/a    -11.19%


Conseco Science & Technology Fund
Schedule of Investments

June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                            VALUE
-------------------------------------------         --------------
COMMON STOCKS (95.6%)
Business Services (21.8%)
          6,300 Cognizant Tech Solutions (a). .    $      153,468
          2,900 Intuit, Inc. (a) . . . . . . .            129,137
          6,500 Microsoft Corp.  . . . . . . .            166,465
          8,330 VERITAS Software Corp. (a). . .           238,821
         10,100 Webmethods Inc. (a) . . . . . .            82,113
                                                     -------------
                                                          770,004
                                                    --------------
Computer Programming
and Data Processing (3.9%)
         10,700 Symbol Technologies, Inc.. . .            139,207
                                                     -------------
Electronic, Other Electrical
Equipment, except Computers (22.1%)
         12,300 Flextronics International Ltd.
                (a). . . . .                              127,797
          1,200 Maxim Integrated Products,                 41,028
         16,000 McData Corp. (a) . . . . . . .            234,720
          3,700 Qlogic Corp. (a)  . . . . . . .           178,821
          3,300 QUALCOMM, Inc.  . . . . . . . .           117,975
          2,300 UTStarcom, Inc., (a) . . . . .             81,811
                                                     -------------
                                                          782,152
                                                    --------------
Engineering, Accounting, Research,
Management Services (2.2%)
          3,900 Affymetrix, Inc. (a) . . . . .             76,869
                                                    --------------
Industrial, Commercial
Machinery, Computers (21.9%)
         23,900 Brocade Communications
                    Systems, Inc. (a) . . . . .           140,771
         11,150 Cisco Systems, Inc. (a) . . . .           186,094
         15,400 EMC Corp. (a) . . . . . . . . .           161,237
          6,670 Emulex Corp. (a) . . . . . . .            151,876
         10,810 Juniper Networks, Inc. (a). . .           133,720
                                                     -------------
                                                          773,698
SHARES OR
PRINCIPAL AMOUNT                                             VALUE
------------------------------------              -----------------
Miscellaneous Retail (4.4%)
          1,500 eBay, Inc. (a) . . . . . . . .   $        156,270
                                                 ------------------
Prepackaged Software (5.1%)
          9,200 Check Point
                Software
                   Technologies Ltd. (a) . . .             179,860
                                                  -----------------
Semiconductors, Related Devices
(6.8%)
          9,100 Intersil Corp. - Class A (a). .            242,151
                                                  -----------------
Special Industry Machinery (7.5%)
          8,200 Applied Materials, Inc. (a). .             130,052
                . . . . . . . .
          3,700 Novellus Systems, Inc. (a). . .            135,498
                                                  -----------------
                                                           265,550
                                                  -----------------

               Total common stock
               (cost $2,884,939). . . . . . . .          3,385,761
                                                  -----------------

SHORT-TERM INVESTMENTS (6.3%)
         82,800 Bank of America, Repurchase
                Agreement,
                    1.280%, due 07/01/2003 (b)              82,800
        133,000 Nations Cash Reserve. . . . . .            133,000
                                                  -----------------

                   Total short-term
                   investments (cost $215,800).            215,800
                                                  -----------------
Total investments (cost $3,100,739)(101.9%). .           3,601,561
                                                  -----------------
Liabilities, less other assets (-1.9%). . . . .            (63,148)
                                                  -----------------
Total net assets (100.0%) . . . . . . . . . . .         $3,538,413
                                                  =================

(a) Non-income producing security.
(b) Securities lending collateral (Note 2).


   The accompanying notes are an integral part of these financial statements.


Conseco 20 Fund                                     CONSECO FUND GROUP Portfolio
Manager's Review                                            2003 Mid-Year Report


How did the Fund perform relative to its benchmarks?
     From January 1, 2003 to June 30, 2003, the Conseco 20 Fund (Class A with load) returned 18.28%. The benchmarks, the S&P 500 Index and the S&P MidCap 400 Index, returned 11.77% and 12.42%, respectively, for the same time period.(1)

What caused the variance in performance between the Fund and its benchmarks?
     It is Oak's philosophy to remain fully invested at all times and to concentrate in the areas that we believe have the greatest potential for growth. Currently, we are invested in three areas: technology, healthcare and financials. The largest portion of the portfolio is invested in the technology sector which led the charge in the first half, with notable surges in the networking, storage and software sub-sectors, where gains of more than 35% were posted. Improving profit margins, stabilizing fundamentals and encouraging economic data contributed to investor appetite for the sector. Our financial services holdings also generated market-beating results, gaining an average of 26%. Market sensitive names led the pack, supported by improving trading volumes and credit quality trends. Healthcare posted positive results, but slightly lagged the S&P 500, which has been typical in prior market recoveries.

Which portfolio holdings enhanced the Fund's performance?
     The largest contributors to performance were holdings in the technology area. Juniper Networks, McData Corporation, PMC-Sierra, Inc. and Veritas Software contributed substantial gains in the first half of 2003. The healthcare holdings gained in the first quarter but lagged during the second quarter. Financial services generated market-beating results for the first half of 2003.

Which portfolio holdings enhanced the Fund's performance?
     Microsoft did not participate in the market rally for the first half of 2003, but we do believe that Microsoft will be a market leader going forward. Charles Schwab Corporation returned negative performance in the first quarter of 2003 and positive returns in the second quarter of 2003, but unfortunately the gains in the second quarter did not make up for the losses in the first quarter. We do believe that Charles Schwab Corporation will be a market leader going forward. What is your outlook for the rest of the fiscal year?

     Our outlook remains positive. We believe we are in the early stages of a renewed bull market that will sustain its gains through year-end and beyond, similar to what occurred in the early 1990s. While recent gains have been driven to a certain extent by a "rush to get back in," a healthy amount of market skepticism remains. Valuations are favorable, particularly against the backdrop of declining interest rates and continued fiscal and monetary stimulus. Three years of belt-tightening have introduced considerable leverage into the financial models of most corporations. As sentiment improves, we expect capital spending to resume, resulting in sizeable improvements in the profit picture -- the ultimate long-term driver of stock prices. Even the telecommunications sector - which some say accounts for over 40% of all IT spending - is showing signs of life. While there will be fits and starts in the market, the overall trend is biased to the upside.

Oak Associates, ltd.

Oak Associates, ltd. ("Oak") sub-advises the Fund. Founded in 1985, Oak -- known for exceptionally low-turnover, aggressive growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as, three no-load mutual funds.


1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco 20 Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.


Conseco 20 Fund
(unaudited) Growth of $10,000

[LINE CHART]
--------------------------------------------------------------------------
     DATE          Conseco 20 Fund      S&P 500 Index    S&P 400 Midcap
                  (Class A Shares)                            Index
--------------------------------------------------------------------------
         1/1/98             $9,425.07        $10,000.00        $10,000.00
        1/30/98             $9,905.75        $10,111.00         $9,810.00
        2/27/98            $10,763.43        $10,840.00        $10,622.27
        3/31/98            $11,658.81        $11,395.01        $11,101.33
        4/30/98            $11,470.31        $11,510.10        $11,304.49
        5/29/98            $10,725.73        $11,312.13        $10,795.78
        6/30/98            $11,225.26        $11,771.40        $10,863.80
        7/31/98            $10,622.06        $11,646.62        $10,442.28
        8/31/98             $8,803.02         $9,962.52         $8,498.97
        9/30/98             $9,302.55        $10,601.12         $9,292.78
       10/30/98             $9,717.25        $11,462.99        $10,123.55
       11/30/98            $10,556.08        $12,157.65        $10,628.72
       12/31/98            $12,064.09        $12,857.93        $11,912.67
        1/29/99            $12,111.22        $13,395.39        $11,449.26
        2/26/99            $11,771.91        $12,978.79        $10,849.32
        3/31/99            $12,318.57        $13,497.94        $11,152.02
        4/30/99            $13,034.87        $14,020.31        $12,031.91
        5/28/99            $13,327.05        $13,689.43        $12,083.65
        6/30/99            $14,542.88        $14,449.20        $12,731.33
        7/30/99            $14,552.31        $13,998.38        $12,460.16
        8/31/99            $15,155.51        $13,928.39        $12,032.77
        9/30/99            $15,221.49        $13,546.75        $11,660.96
       10/29/99            $15,947.22        $14,404.26        $12,255.67
       11/30/99            $18,058.44        $14,696.67        $12,899.09
       12/31/99            $20,587.75        $15,562.30        $13,665.30
        1/31/00            $21,334.04        $14,781.08        $13,279.94
        2/29/00            $27,413.85        $14,501.71        $14,209.53
        3/31/00            $25,145.12        $15,919.98        $15,398.87
        4/28/00            $22,627.62        $15,440.79        $14,859.91
        5/31/00            $20,846.47        $15,124.25        $14,674.16
        6/30/00            $23,742.08        $15,497.82        $14,889.87
        7/31/00            $23,324.16        $15,256.06        $15,125.13
        8/31/00            $27,622.81        $16,203.46        $16,813.10
        9/29/00            $26,866.57        $15,347.91        $16,697.09
       10/31/00            $23,224.65        $15,283.45        $16,131.05
       11/30/00            $17,592.63        $14,079.12        $14,913.16
       12/31/00            $15,302.95        $14,148.11        $16,054.02
        1/31/01            $17,007.61        $14,650.36        $16,412.02
        2/28/01            $11,451.19        $13,314.25        $15,476.54
        3/30/01             $9,121.91        $12,470.13        $14,326.63
        4/30/01            $11,334.07        $13,439.06        $15,906.86
        5/31/01            $10,540.30        $13,529.10        $16,277.49
        6/29/01            $10,045.81        $13,200.34        $16,212.38
        7/31/01             $9,278.06        $13,070.98        $15,970.81
        8/31/01             $7,820.64        $12,252.73        $15,448.57
        9/28/01             $5,959.82        $11,263.94        $13,526.76
       10/31/01             $7,143.98        $11,479.08        $14,126.00
       11/30/01             $8,354.16        $12,359.52        $15,176.97
       12/31/01             $7,963.78        $12,468.29        $15,961.62
        1/31/02             $8,093.91        $12,286.25        $15,878.62
        2/28/02             $6,766.61        $12,049.13        $15,897.68
        3/28/02             $7,703.52        $12,502.17        $17,034.36
        4/30/02             $6,766.61        $11,744.54        $16,954.30
        5/31/02             $6,389.24        $11,657.63        $16,667.77
        6/28/02             $5,439.31        $10,827.61        $15,447.69
        7/31/02             $4,996.88         $9,983.06        $13,950.81
        8/30/02             $4,775.67        $10,048.94        $14,020.56
        9/30/02             $3,942.85         $8,956.62        $12,890.51
       10/31/02             $4,528.42         $9,744.81        $13,448.67
       11/29/02             $5,374.25        $10,318.78        $14,227.34
       12/31/02             $4,567.46         $9,712.03        $13,642.60
        1/31/03             $4,541.44         $9,457.58        $13,244.24
        2/28/03             $4,619.51         $9,315.71        $12,929.02
        3/31/03             $4,619.51         $9,406.07        $13,037.63
        4/30/03             $5,283.16        $10,181.14        $13,984.16
        5/30/03             $5,790.66        $10,717.68        $15,143.45
        6/30/03             $5,725.59        $10,854.87        $15,337.28
--------------------------------------------------------------------------


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/03. Past performance does not guarantee future results.

Average annual total return(1) (as of
06/30/03)
                        Inception   Year-to-                         Since
                           date       Date     1 year    5 years   inception
                      ---------------------------------------------------------
20 A. . . . . . . . .   01/01/1998   18.28%    -0.90%    -13.63%     -9.65%
20 B. . . . . . . . .   02/18/1998   20.07%    -0.31%    -13.28%    -11.41%
20 C. . . . . . . . .   03/10/1998   22.85%     2.66%    -13.18%    -12.38%
20 Y. . . . . . . . .   04/06/1998   25.50%     5.73%    -12.17%    -12.44%
S&P 500 Index . . . .   01/01/1998   11.77%     0.25%     -1.61%      1.50%
S&P MidCap 400 Index .  01/01/1998   12.42%    -0.71%      7.14%      8.09%



Conseco 20 Fund                                               CONSECO FUND GROUP
Schedule of Investments                                     2003 Mid-Year Report

June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                           VALUE
------------------------------------------        ---------------
COMMON STOCKS (96.2%)
Business Services (10.3%)
60,000         Microsoft Corp. . . . . . . . .   $     1,536,600
125,180        VERITAS Software Corp. (a). . .         3,588,911
                                                  ---------------
                                                       5,125,511
                                                  ---------------
Chemicals and Allied Products (5.2%)
2,400          Eli Lilly & Co. . . . . . . . .           165,528
71,000         Pfizer, Inc. . . . . . . . . .          2,424,650
                                                  ---------------
                                                       2,590,178
                                                  ---------------
Depository Institutions (3.3%)
38,000         Citigroup, Inc. . . . . . . . .         1,626,400
                                                  ---------------
Electronic, Other Electrical Equipment,
except Computers (24.3%)
128,000        Intel Corp. . . . . . . . . . .         2,660,352
45,000         Linear Technology Corp. . . . .         1,449,450
70,800         Maxim Integrated          . . .
               Products, Inc.            . .           2,420,652
225,000        McData Corp. (a) . . . . . . .          3,300,750
90,000         Xilinx, Inc. (a) . . . . . . .          2,277,900
                                                  ---------------
                                                      12,109,104
                                                  ---------------
Industrial, Commercial Machinery,
Computers (22.4%)
192,300        Cisco Systems, Inc. (a) . . . .        3,209,487
80,000         Dell Computer Corp. (a) . . . .        2,556,800
275,000        EMC Corp. (a) . . . . . . . . .        2,879,250
200,000        Juniper Networks, Inc. (a) . .         2,474,000
                                                  ---------------
                                                     11,119,537
                                                  ---------------
Insurance Carriers (5.9%)
53,100         American International      . .
               Group, Inc.                 .           2,930,058
                                                  ---------------
Measuring Instruments,
Photo Goods, Watches (5.7%)
59,000         Medtronic, Inc.  . . . . . . .          2,830,230
                                                  ---------------
Non-Depository Credit Institution (4.6%)
110,000        MBNA Corp. . . . . . . . . . .          2,292,400
                                                  ---------------
Security and Commodity Brokers (4.8%)
56,000         Morgan Stanley Dean Witter &
               Co. . . .                               2,394,000
                                                  ---------------

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
-----------------------------------------------      ----------------
Semiconductors, Related Devices (3.8%)
160,000        PMC-Sierra, Inc. (a) . . . . . . .   $      1,876,800
                                                     ----------------
Special Industry Machinery (5.9%)
185,000        Applied Materials, Inc. (a) . . . .         2,934,100
                                                     ----------------

               Total common stock
               (cost $106,633,930)  . . . . . . .         47,828,318
                                                     ----------------
VARIABLE RATE BONDS AND CDS (8.1%)
$ 2,000,000    Credit Suisse First Boston
                  (USA), Inc., 1.540%,
                  due 02/22/2005 (b) . . . . . . .         1,999,468
 1,000,000     Lehman Brothers Holdings,
                  1.825%, due 09/20/2004 (b) . . .         1,001,710
 1,000,000     Toyota Motor Credit Corp.,
                  1.163%, due 07/19/2005 (b) . . .         1,000,865
                                                     ----------------

               Total variable rate bonds and
               CDs
                  (cost $4,002,043) . . . . . . .         4,002,043
                                                     ----------------
SHORT-TERM INVESTMENTS (9.5%)
2,573,355      Bank of America Corp.,
                  Repurchase Agreement,
                  1.280%, due 07/01/2003 (b) . . .        2,573,355
2,132,000      Nations Cash Reserve . . . . . . .         2,132,000
                                                     ----------------

               Total short-term investments
                  (cost $4,705,355)  . . . . . . .         4,705,355
                                                     ----------------

Total investments (cost $115,341,328) (113.8%). . .       56,535,716
                                                     ----------------
Liabilities, less other assets (-13.8%) . . . . .        (6,821,960)
                                                     ----------------
Total net assets (100.0%) . . . . . . . . . . . .   $     49,713,756
                                                     ================

(a)  Non-income producing security.

(b)  Securities lending collateral (Note 2).


The accompanying notes are an integral part of these financial statements.



Coneco Equity Fund
Portfolio Manager's Review

How did the Fund perform relative to its benchmarks?

     The Conseco Equity Fund (Class A with load) posted a return of 8.21% for the six months ended June 30, 2003. Over a similar period the benchmarks, the S&P MidCap 400 Index returned 12.42% and the S&P 500 Index returned 11.77%.(1) The equity markets negative returns in the first quarter led by a plunge in consumer confidence, war uncertainty and rising oil prices, however bounced back in the second quarter with a the quick resolution to the war.

What caused the variance in performance between the Fund and its benchmarks?

     Our strategy is to identify and own quality companies which we believe will outperform their peers that display positive earnings momentum and sell at reasonable valuations. The run on stocks seems to be more speculative in nature than a run based on valuation levels and earnings expectations led the Fund underperformance. The stock market did show great performance over the second quarter, but the quality of the rally is suspect. There are many examples of stocks with poor valuations and declining earnings expectations that have done very well since the beginning of the year.

     The market has been buying stocks that have been beaten down the most over the past year. Anecdotally, this market reaction may be based on the speculation that a rising economic tide will lift all boats, and accordingly, the stocks that been beaten down the most will benefit the most. These stocks do not necessarily look cheap based on trailing earnings or forward expectations, but may appear cheap to some investors in absolute dollar price terms relative to historical ranges. The majority of these stocks display poor characteristics of estimate revisions, earnings quality and/or valuation measures.

Which portfolio holdings enhanced the Fund's performance?

     The best performing sectors were Telecom, Health Care and Industrial sectors while stock selection in the Industrial and the Health Care sectors contributed the most on a relative basis. The largest contributors to performance were overweight positions (relative to benchmark weight) in Citrix Systems, D.R. Horton Inc. and Countrywide Financial Corp., Career Education Corp, and St. Jude Medical Inc.

Which holdings detracted from performance?

     Stock selection in the Technology, Utilities and Consumer Discretionary sectors were the largest detractors to performance. The largest detractors were underweight positions (relative to benchmark weight) in Yahoo! Inc., Corning Inc., and Computer Associates, along with an overweight position in Greater Bay Bancorp.

What is your outlook for the rest of the fiscal year?

     Investors have turned more optimistic about economic recovery in the 2nd half of 2003 as they anticipate the effects of economic stimulus by both the Federal Government and the Federal Reserve. Economist also have high expectations for strong recovery in second half with a Wall Street Journal poll of economist predicting 3.5% annualized GDP growth in the third quarter and 3.8% annualized GDP growth in fourth quarter of 2003. The economist have cited tax cuts, low interest rates, a weak dollar, and increased government spending as reasons that the economy is poised for recovery.

     However, economists are never quick to throw caution to the wind. The tax cuts by the government may be offset by tax hikes from states that are facing large deficits, low interest rates have failed to spark capital spending by businesses that still have overcapacity, and an increase in government spending has the potential to create a large federal deficit. The effects of these stimuli may have a positive effect on the economy in the short term, but if the economy experiences a relapse after a short lived spurt, it faces the risk of years of sub-par growth and sliding into outright deflation.

     There is also hope that the weak dollar will stimulate the domestic economy as it makes U.S. goods cheaper abroad which will spur exports and reduce the current account deficit. However, we may still have to wait another year or two to see the impact of the weaker dollar.

Chicago Equity Partners, LLC


Chicago Equity Partners, LLC ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP -- known for low- turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.


(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Equity Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the Mid Cap stock arena in general. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.



Conseco Equity Fund                                          CONSECO FUND GROUP
(unaudited)                                                 2003 Mid-Year Report

Growth of $10,000

[LINE CHART]

-------------------------------------------------------------------------------
      DATE         Conseco Equity Fund    S&P 400 Midcap Index  S&P 500 Index
                     (Class A Shares)
          1/2/97                $9,425.07            $10,000.00     $10,000.00
         1/31/97                $9,679.55            $10,375.00     $10,625.00
         2/28/97                $9,396.80            $10,289.93     $10,707.88
         3/31/97                $8,963.24             $9,851.57     $10,267.78
         4/30/97                $8,868.99            $10,106.73     $10,880.77
         5/30/97                $9,792.65            $10,990.06     $11,543.41
         6/30/97               $10,226.20            $11,298.88     $12,060.55
         7/31/97               $10,999.06            $12,417.47     $13,020.57
         8/29/97               $11,206.41            $12,402.57     $12,291.42
         9/30/97               $12,271.44            $13,115.71     $12,964.99
        10/31/97               $11,677.66            $12,545.18     $12,531.96
        11/28/97               $11,762.49            $12,730.85     $13,112.19
        12/31/97               $11,583.41            $13,224.81     $13,337.72
         1/30/98               $11,740.37            $12,973.54     $13,485.77
         2/27/98               $12,807.68            $14,047.74     $14,458.09
         3/31/98               $13,778.71            $14,681.30     $15,198.34
         4/30/98               $13,768.00            $14,949.96     $15,351.85
         5/29/98               $12,835.85            $14,277.22     $15,087.80
         6/30/98               $13,210.85            $14,367.16     $15,700.36
         7/31/98               $12,289.41            $13,809.72     $15,533.94
         8/31/98                $9,975.10            $11,239.73     $13,287.73
         9/30/98               $10,500.11            $12,289.52     $14,139.47
        10/30/98               $11,014.40            $13,388.20     $15,289.01
        11/30/98               $11,978.70            $14,056.27     $16,215.53
        12/31/98               $13,449.57            $15,754.27     $17,149.54
         1/29/99               $13,160.22            $15,141.43     $17,866.39
         2/26/99               $12,474.34            $14,348.02     $17,310.75
         3/31/99               $13,160.22            $14,748.33     $18,003.18
         4/30/99               $13,642.47            $15,911.97     $18,699.90
         5/28/99               $13,588.89            $15,980.39     $18,258.58
         6/30/99               $14,847.57            $16,836.94     $19,271.93
         7/30/99               $15,008.61            $16,478.32     $18,670.65
         8/31/99               $15,062.29            $15,913.11     $18,577.30
         9/30/99               $15,180.38            $15,421.39     $18,068.28
        10/29/99               $16,211.02            $16,207.89     $19,212.00
        11/30/99               $17,885.80            $17,058.80     $19,602.00
        12/31/99               $21,058.03            $18,072.09     $20,756.56
         1/31/00               $21,303.95            $17,562.46     $19,714.58
         2/29/00               $27,464.75            $18,791.83     $19,341.98
         3/31/00               $26,739.95            $20,364.71     $21,233.62
         4/28/00               $23,866.63            $19,651.94     $20,594.49
         5/31/00               $22,028.75            $19,406.29     $20,172.30
         6/30/00               $25,316.23            $19,691.57     $20,670.56
         7/31/00               $24,474.95            $20,002.69     $20,348.10
         8/31/00               $28,396.63            $22,234.99     $21,611.71
         9/29/00               $27,529.46            $22,081.57     $20,470.62
        10/31/00               $25,018.55            $21,333.01     $20,384.64
        11/30/00               $20,164.98            $19,722.36     $18,778.33
        12/31/00               $22,105.07            $21,231.13     $18,870.34
         1/31/01               $22,060.23            $21,704.58     $19,540.24
         2/28/01               $20,446.07            $20,467.42     $17,758.17
         3/30/01               $18,921.58            $18,946.69     $16,632.30
         4/30/01               $20,423.65            $21,036.51     $17,924.63
         5/31/01               $20,759.93            $21,526.66     $18,044.73
         6/29/01               $20,558.16            $21,440.55     $17,606.24
         7/31/01               $20,020.11            $21,121.09     $17,433.70
         8/31/01               $19,302.70            $20,430.43     $16,342.35
         9/28/01               $17,307.42            $17,888.88     $15,023.52
        10/31/01               $17,800.63            $18,681.36     $15,310.47
        11/30/01               $18,921.58            $20,071.26     $16,484.78
        12/31/01               $19,688.16            $21,108.94     $16,629.85
         1/31/02               $19,800.28            $20,999.17     $16,387.05
         2/28/02               $19,777.86            $21,024.37     $16,070.78
         3/28/02               $20,786.93            $22,527.61     $16,675.05
         4/30/02               $20,697.24            $22,421.73     $15,664.54
         5/31/02               $20,473.00            $22,042.81     $15,548.62
         6/28/02               $19,441.50            $20,429.27     $14,441.56
         7/31/02               $17,782.13            $18,449.68     $13,315.12
         8/30/02               $17,804.56            $18,541.93     $13,403.00
         9/30/02               $16,391.85            $17,047.45     $11,946.09
        10/31/02               $16,907.60            $17,785.60     $12,997.35
        11/29/02               $17,535.47            $18,815.39     $13,762.89
        12/31/02               $16,997.30            $18,042.07     $12,953.63
         1/31/03               $16,795.48            $17,515.25     $12,614.25
         2/28/03               $16,683.36            $17,098.38     $12,425.03
         3/31/03               $16,817.91            $17,242.01     $12,545.56
         4/30/03               $17,894.25            $18,493.78     $13,579.31
         5/30/03               $19,262.11            $20,026.91     $14,294.94
         6/30/03               $19,508.77            $20,283.26     $14,477.92
-------------------------------------------------------------------------------


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/03. Past performance does not guarantee future results.

Average annual total return(1) (as of
06/30/03)
                           Inception   Year-to-                        Since
                              date       Date      1 year   5 years  inception
                          ------------------------------------------------------
Equity A. . . . . . . . .  01/02/1997    8.21%     -5.43%    6.84%    10.84%
Equity B. . . . . . . . .  01/28/1998    9.60%     -5.00%    7.41%     9.43%
Equity C. . . . . . . . .  02/19/1998   12.50%     -1.93%    7.50%     8.00%
Equity Y. . . . . . . . .  01/02/1997   15.25%      0.99%    8.69%    12.46%
S&P MidCap 400 Index . . . 01/02/1997   12.42%     -0.71%    7.14%    11.49%
S&P 500 Index . . . . . .  01/02/1997   11.77%      0.25%   -1.61%     5.86%

Conseco Equity Fund

Schedule of Investments
June 30, 2003
SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
COMMON STOCKS (98.8%)
Amusement and Recreation Services (0.5%)
16,400         Westwood One, Inc. (a) . . . . . .  $       556,452
                                                      ---------------
Apparel and Other Finished Products (0.8%)
24,200         Liz Claiborne, Inc. . . . . . . . .         853,050
                                                      ---------------
Automotive Dealers and Gasoline Service
Stations (0.7%)
25,600         Carmax, Inc. (a) . . . . . . . . .          771,840
                                                      ---------------
Automotive Repair, Services, Parking (0.5%)
20,400         Ryder System, Inc. . . . . . . . .            522,648
                                                      ---------------
Building Construction, General Contractors
and Operative Builders (2.5%)
41,150         D.R. Horton, Inc. . . . . . . . . .         1,156,315
12,500         Lennar Corp. . . . . . . . . . . .            893,750
9,200          Pulte Homes, Inc. . . . . . . . . .           567,272
                                                      ---------------
                                                           2,617,337
                                                      ---------------
Business Services (8.6%)
36,000         Activision, Inc. (a) . . . . . . .            465,120
15,500         Alliance Data Systems Corp. (a) . .           362,700
41,100         BearingPoint, Inc. (a) . . . . . .            396,615
27,600         Citrix Systems, Inc. (a) . . . . .            561,936
28,700         Computer Sciences Corp. (a) . . . .         1,094,044
10,700         Deluxe Corp. . . . . . . . . . . .            479,360
15,200         Electronic Arts, Inc. (a) . . . . .         1,124,648
14,700         Fair, Isaac & Co., Inc. . . . . . .           756,315
13,200         Fiserv, Inc. (a) . . . . . . . . .            470,052
21,000         GTECH Holdings Corp. (a) . . . . .            790,650
4,500          Pixar, Inc. (a) . . . . . . . . . .           273,780
11,900         Rent-A-Center, Inc. (a) . . . . . .           902,139
23,500         Synopsys, Inc. (a) . . . . . . . .          1,453,475
                                                      ---------------
                                                           9,130,834
                                                      ---------------
Chemicals and Allied Products (4.6%)
8,500          Biogen, Inc. (a) . . . . . . . . .            323,000
12,000         Chiron Corp. (a) . . . . . . . . .            524,640
10,300         Clorox Corp. . . . . . . . . . . .            439,295
22,700         Cytec Industries, Inc. (a) . . . .            767,260
19,700         Ecolab, Inc. . . . . . . . . . . .            504,320
18,000         Gilead Sciences, Inc. (a) . . . . .         1,000,440
7,700          Invitrogen Corp. (a) . . . . . . .            295,449
21,600         Lubrizol Corp. . . . . . . . . . .            669,384
6,700          Sigma--Aldrich Corp. . . . . . . .            363,006
                                                      ---------------
                                                           4,886,794
                                                      ---------------
Coal Mining (0.9%)
28,200         Peabody Energy Corp. . . . . . . .            947,238
                                                      ---------------
Communications by Phone, Television, Radio,
Cable (2.5%)
28,800         Advanced Fibre
                   Communications, Inc. (a) . . .            468,576
26,100         Centurytel, Inc. . . . . . . . . .            909,585
16,200         Global Payments, Inc. . . . . . .             575,907
39,400         Nextel Communications, Inc. (a) .             712,352
                                                      ---------------
                                                           2,666,420
                                                      ---------------

The accompanying notes are an integral part of these financial statements.

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
Depository Institutions (8.1%)
32,700         Associated Banc Corp. . . . . . . . $       1,204,757
19,600         Astoria Financial Corp. . . . . . .           547,428
26,400         First Tennessee National Corp. . .          1,159,224
18,800         GreenPoint Financial Corp. . . . .            957,672
21,500         Hudson United Bancorp . . . . . . .           734,225
27,000         Regions Financial Corp. . . . . . .           912,060
39,400         Sovereign Bancorp, Inc. . . . . . .           616,610
18,500         UnionBanCal Corp. . . . . . . . . .           765,345
35,400         Union Planters Corp. . . . . . . .          1,098,462
15,100         Webster Financial Corp. . . . . . .           570,780
                                                      ---------------
                                                           8,566,563
                                                      ---------------
Eating and Drinking Places (1.4%)
24,600         Applebee's International, Inc. . .            773,178
27,500         Ruby Tuesday, Inc.  . . . . . . . .           680,075
                                                      ---------------
                                                           1,453,253
                                                      ---------------
Educational Services (1.3%)
12,600         Career Education Corp. (a) . . . .            862,092
21,400         DeVry, Inc. (a) . . . . . . . . . .           498,406
                                                      ---------------
                                                           1,360,498
                                                      ---------------
Electric, Gas, Water, Cogeneration, Sanitary
Services (6.6%)
44,400         Constellation Energy Group, Inc. .          1,522,920
45,300         Equitable Resources, Inc. . . . . .         1,845,522
22,465         FirstEnergy Corp. . . . . . . . . .           863,779
8,000          Nstar Corp. . . . . . . . . . . . .           364,245
34,900         ONEOK, Inc. . . . . . . . . . . . .           685,087
21,200         Questar Corp. . . . . . . . . . . .           709,564
47,000         TXU Corp. . . . . . . . . . . . . .         1,058,083
                                                      ---------------
                                                           7,049,200
                                                      ---------------
Electronic, Other Electrical Equipment,
except Computers (5.1%)
39,500         American Power Conversion Co. (a) .           617,203
9,500          Energizer Holdings, Inc. (a) . . .            298,300
5,400          Intersil Corp. - Class A (a) . . .            142,014
40,200         National Semiconductor Corp. (a) .            792,744
13,000         QLogic Corp. (a) . . . . . . . . .            628,290
88,000         Reliant Resources, Inc. (a) . . . .           538,138
25,000         Rockwell Collins, Inc. . . . . . .            615,750
35,900         Scientific-Atlanta, Inc.  . . . . .           857,107
26,300         UTStarcom, Inc. (a) . . . . . . . .           935,491
                                                      ---------------
                                                           5,425,037
                                                      ---------------
Fabricated Metal Products (0.5%)
10,800         Fortune Brands, Inc. . . . . . . .            563,760
                                                      ---------------
Food and Kindred Products (1.5%)
32,200         Constellation Brands, Inc. -
                   Class A (a) . . . . . . . . . .         1,011,080
14,300         McCormick & Co., Inc. . . . . . . .           388,960
13,200         Tyson Foods, Inc. - Class A (a) . .           140,184
                                                      ---------------
                                                           1,540,224
                                                      ---------------
Furniture and Fixtures (0.8%)
18,500         Lear Corp. (a) . . . . . . . . . .            851,370
                                                      ---------------
General Merchandise Stores (2.1%)
32,200         Federated Department Stores, Inc. .         1,186,570
35,500         Foot Locker, Inc.  . . . . . . . .            470,375
18,300         Sears Roebuck & Co. . . . . . . . .           618,414
                                                      ---------------
                                                           2,275,359
                                                      ---------------

   The accompanying notes are an integral part of these financial statements.



Conseco Equity Fund                                          CONSECO FUND GROUP
                                                            2003 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
Health Services (3.5%)
20,000         AdvancePCS (a) . . . . . . . . . .  $         764,600
18,800         Coventry Health Care, Inc. (a) . .            867,808
10,500         MedImmune, Inc. (a) . . . . . . . .           381,885
7,200          Quest Diagnostics, Inc. (a) . . . .           459,360
12,600         Renal Care Group, Inc. (a) . . . .            443,646
10,800         SICOR, Inc. (a) . . . . . . . . . .           219,672
13,300         Watson Pharmaceuticals, Inc. (a) .            536,921
                                                      ---------------
                                                           3,673,892
                                                      ---------------
Home Furniture and Equipment Stores (0.7%)
34,300         Pier 1 Imports, Inc. . . . . . . .            699,720
                                                      ---------------
Industrial, Commercial Machinery, Computers (6.0%)
12,900         Affiliated Computer Services, Inc.            589,917
78,000         Cypress Semiconductor Corp. (a) . .           936,000
4,300          Donaldson Company, Inc. . . . . . .           191,135
24,000         Jabil Circuit, Inc. (a) . . . . . .           530,400
38,000         Lam Research Corp. (a) . . . . . .            691,980
13,300         Lexmark International, Inc. (a) . .           941,241
17,500         Network Appliance, Inc. (a) . . . .           283,675
12,400         Pall Corp. . . . . . . . . . . . .            279,000
1              Riverstone Networks, Inc. (a) . . .                 1
9,600          Sandisk Corp. (a) . . . . . . . . .           387,799
19,900         Storage Technology Corp. (a) . . .            512,226
8,000          Varian Medical Systems, Inc. (a) .            460,560
7,800          Zebra Technologies Corp -
               Class A (a) . . . . . . . . . . . .           586,482
                                                      ---------------
                                                           6,390,416
                                                      ---------------
Insurance Carriers (7.0%)
6,041          Anthem, Inc. (a) . . . . . . . . .            466,063
16,675         Fidelity National Financial, Inc. .           512,923
11,700         Loews Corp. . . . . . . . . . . . .           553,293
11,200         Mid-Atlantic Medical Services, Inc.
               (a) .                                         585,760
26,100         Old Republic International Corp. .            894,447
9,300          Oxford Health Plans (a) . . . . . .           390,879
23,900         Radian Group, Inc. . . . . . . . .            879,773
19,000         Reinsurance Group of America, Inc.            609,900
9,300          Stancorp Financial Group . . . . .            485,646
26,500         Torchmark Corp. . . . . . . . . . .           987,125
12,500         W. R. Berkley Corp. . . . . . . . .           658,750
5,500          Wellpoint Health Networks, Inc. (a)           463,650
                                                      ---------------
                                                           7,488,209
                                                      ---------------
Measuring Instruments, Photo Goods, Watches (3.2%)
11,400         Beckman Coulter, Inc. . . . . . . .           463,296
25,300         Becton Dickinson & Co. . . . . . .            982,905
6,300          KLA-Tencor Corp. (a) . . . . . . .            292,887
16,600         St. Jude Medical, Inc. (a) . . . .            954,500
22,200         Tektronix, Inc. (a) . . . . . . . .           484,840
4,000          Zimmer Holdings, Inc. (a) . . . . .           180,200
                                                      ---------------
                                                           3,358,628
                                                      ---------------
Miscellaneous Manufacturing Industries (1.4%)
16,700         AptarGroup, Inc.  . . . . . . . . .           601,200
6,500          Blyth, Inc. . . . . . . . . . . . .           178,188
34,900         Mattel, Inc. . . . . . . . . . . .            660,308
                                                      ---------------
                                                           1,439,696
                                                      ---------------
SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
Miscellaneous Retail (4.0%)
24,900         Blockbuster, Inc. . . . . . . . . . $         419,565
22,300         CBRL Group, Inc.  . . . . . . . . .           866,578
26,300         Dollar Tree Stores, Inc. (a) . . .            834,499
14,500         The Estee Lauder Companies, Inc. .            486,185
20,500         Michael's Stores, Inc. . . . . . .            780,230
47,400         PETsMART, Inc. (a) . . . . . . . .            786,366
4,820          Staples, Inc. (a) . . . . . . . . .            88,447
                                                      ---------------
                                                           4,261,870
                                                      ---------------
Non-Depository Credit Institutions (1.6%)
18,800         Countrywide Financial Corp. . . . .         1,307,916
9,850          Doral Financial Corp. . . . . . . .           439,803
                                                      ---------------
                                                           1,747,719
                                                      ---------------
Oil and Gas Extraction (3.3%)
14,800         BJ Services Co. (a) . . . . . . . .           552,928
26,700         Cimarex Energy Co. (a) . . . . . .            634,125
21,900         FMC Technologies, Inc. (a) . . . .            460,995
18,100         Marathon Oil Corp. . . . . . . . .            476,935
14,600         Newfield Exploration Co. (a) . . .            548,230
13,900         Pogo Producing Co. . . . . . . . .            594,225
18,600         Varco International, Inc. (a) . . .           364,560
                                                      ---------------
                                                           3,631,998
                                                      ---------------
Paper and Allied Products (0.9%)
46,600         Pactiv Corp. (a) . . . . . . . . .           918,486
                                                      ---------------
Personal Services (0.6%)
14,600         H&R Block, Inc. . . . . . . . . . .           631,450
                                                      ---------------
Petroleum Refining and Related Products (0.5%)
13,400         Valero Energy Corp. . . . . . . . .           486,822
                                                      ---------------
Primary Metal Industries (0.7%)
29,900         Engelhard Corp. . . . . . . . . . .           740,623
                                                      ---------------
Printing, Publishing, and Allied Industries (1.1%)
11,900         Dow Jones & Co., Inc. . . . . . . .           512,057
860            The Washington Post Co. - Class B .           630,294
                                                      ---------------
                                                           1,142,351
                                                      ---------------
Real Estate Investment Trust (REIT's) (4.9%)
48,500         CarrAmerica Realty Corp. . . . . .. . . . . 1,347,956
28,500         Developers Diversified Realty Corp.           810,540
20,300         General Growth Properties, Inc. . .         1,267,532
22,400         Simon Property Group, Inc. . . . .            874,272
19,800         Vornado Realty Trust . . . . . . .            863,280
                                                      ---------------
                                                           5,163,580
                                                      ---------------
Security and Commodity Brokers (1.2%)
10,100         Bear Stearns Companies, Inc. . . .            731,542
13,200         Franklin Resources, Inc. . . . . .            518,583
                                                      ---------------
                                                           1,250,125
                                                      ---------------
Textile Mill Products (0.6%)
11,600         Mohawk Industries, Inc. (a) . . . .           644,148
                                                      ---------------
Transportation Equipment (2.9%)
19,400         ITT Industries, Inc. . . . . . . .          1,269,271
17,150         Paccar, Inc. . . . . . . . . . . .          1,158,654
11,200         Polaris Industries, Inc. . . . . .            687,680
                                                      ---------------
                                                           3,115,605
                                                      ---------------

   The accompanying notes are an integral part of these financial statements.


Conseco Equity Fund

Schedule of Investments
June 30, 2003

      SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                   ------------------
Transportation Services (0.8%)
      9,900    C.H. Robinson Worldwide, Inc. . . .         $ 352,044
      27,800   Swift Transportation Co., Inc. (a)            517,636
                                                   ------------------
                                                             869,680
                                                   ------------------
Wholesale Trade - Durable Goods (2.2%)
      49,200   Arrow Electronics, Inc. (a) . . . .           749,808
      12,400   BorgWarner, Inc. . . . . . . . . .            798,560
      42,200   IKON Office Solutions, Inc.  . . .            375,580
      9,500    W.W. Grainger, Inc.  . . . . . . .            444,220
                                                   ------------------
                                                           2,368,168
                                                   ------------------
Wholesale Trade - Non-Durable Goods (2.7%)
      7,400    AmerisourceBergen Corp. . . . . . .           513,190
      27,300   Dean Foods Co. (a) . . . . . . . .            859,950
      30,500   McKesson Corp.  . . . . . . . . . .         1,090,070
      20,000   SUPERVALU, INC. . . . . . . . . . .           426,400
                                                   ------------------
                                                           2,889,610
                                                   ------------------

               Total common stock
               (cost $92,313,918) . . . . . . . .        104,950,673
                                                   ------------------
VARIABLE RATE BONDS AND CDS (3.2%)
$     750,000  Credit Suisse First Boston (USA),
               Inc., 1.795%, due 07/05/2005 (b) . .          748,798
    1,000,000  Lehman Brothers Holdings,
               1.825%, due 09/20/2004 (b) . . . .          1,001,710
      999,901  Southtrust Bank, National
               Association,
               1.360%, due 05/24/2004 (b) . . . .          1,001,290
               . .
      600,000  Toyota Motor Credit Corp.,
               1.163%, due 07/19/2005 (b) . . . .            600,519
                                                   ------------------

               Total variable rate bonds and CDs
               (cost $3,349,901) . . . . . . . . .         3,352,317
                                                   ------------------

SHORT-TERM INVESTMENTS (7.4%)
6,364,556      Bank of America, Repurchase
                               Agreement, 1.280%,
               due 07/01/2003 (b) . . . . . . . .          6,364,556
1,624,000      Nations Cash Reserve . . . . . . .          1,624,000
                                                   ------------------

               Total short-term investments
               (cost $7,988,556) . . . . . . . . .         7,988,556
Total investments (cost $103,652,375) (109.4%) . .       116,291,546
                                                   ------------------
Liabilities, less other assets (-9.4%) . . . . . .       (10,101,961)
                                                   ------------------
Total net assets (100.0%) . . . . . . . . . . . .     $ 106,189,585
                                                   ==================
(a) Non-income producing security.
(b) Securities lending collateral (Note 2).

   The accompanying notes are an integral part of these financial statements.



Conseco Large-Cap Fund                                        CONSECO FUND GROUP
Portfolio Manager's Review                                  2003 Mid-Year Report




How did the Fund perform relative to its benchmarks?

     The Conseco Large-Cap Fund (Class A with load) posted a return of 5.72% for the six months ended June 30, 2003. The benchmarks, the S&P 500 Index and the Russell 1000 Index, returned 11.77% and 12.34%, respectively.(1) The equity markets negative returns in the first quarter led by a plunge in consumer confidence, war uncertainty and rising oil prices, however bounced back in the second quarter with a the quick resolution to the war.

What caused the variance in performance between the Fund and its benchmarks?

     Our strategy is to identify and own quality companies which we believe will outperform their peers that display positive earnings momentum and sell at reasonable valuations. The run on stocks seems to be more speculative in nature than a run based on valuation levels and earnings expectations led the Fund underperformance. The stock market did show great performance over the second quarter, but the quality of the rally is suspect. There are many examples of stocks with poor valuations and declining earnings expectations that have done very well since the beginning of the year.

     The market has been buying stocks that have been beaten down the most over the past year. Anecdotally, this market reaction may be based on the speculation that a rising economic tide will lift all boats, and accordingly, the stocks that been beaten down the most will benefit the most. These stocks do not necessarily look cheap based on trailing earnings or forward expectations, but may appear cheap to some investors in absolute dollar price terms relative to historical ranges. The majority of these stocks display poor characteristics of estimate revisions, earnings quality and/or valuation measures.

Which portfolio holdings enhanced the Fund's performance?

     Stock selection in the Health Care sector, Industrial and the Financial sectors, enhanced returns during first six months of 2003. Within Health Care, overweighting (relative to benchmark weight) Coventry Health Care Inc. and Amgen resulted in the biggest contributors to performance as these stocks rose more than 59% and 36%, respectively during the last six months.

     The largest contributors to performance were overweight positions (relative to benchmark weight) in Capital One Financial Corp. and Rent-A-Center Inc.

Which holdings detracted from performance?

     Stock selection in the Consumer Discretionary, Technology and Consumer Staples sectors were the largest detractors to performance. Overweight positions in Federated Department Stores and Family Dollar Stores, Inc. were the biggest detractors within the Consumer Discretionary sector. The largest detractors were underweight positions (relative to benchmark weight) in MBNA Corp., Wyeth, Target Corp. and General Electric.

What is your outlook for the rest of the fiscal year?

     Investors have turned more optimistic about economic recovery in the 2nd half of 2003 as they anticipate the effects of economic stimulus by both the Federal Government and the Federal Reserve. Economist also have high expectations for strong recovery in second half with a Wall Street Journal poll of economist predicting 3.5% annualized GDP growth in the third quarter and 3.8% annualized GDP growth in fourth quarter of 2003. The economist have cited tax cuts, low interest rates, a weak dollar, and increased government spending as reasons that the economy is poised for recovery.

     However, economists are never quick to throw caution to the wind. The tax cuts by the government may be offset by tax hikes from states that are facing large deficits, low interest rates have failed to spark capital spending by businesses that still have overcapacity, and an increase in government spending has the potential to create a large federal deficit. The effects of these stimuli may have a positive effect on the economy in the short term, but if the economy experiences a relapse after a short lived spurt, it faces the risk of years of sub-par growth and sliding into outright deflation.

     There is also hope that the weak dollar will stimulate the domestic economy as it makes U.S. goods cheaper abroad which will spur exports and reduce the current account deficit. However, we may still have to wait another year or two to see the impact of the weaker dollar.

Chicago Equity Partners, LLC


Chicago Equity Partners, LLC ("CEP") sub-advises the Fund. With a history dating back to 1989, CEP -- known for low- turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Large-Cap Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. The Russell 1000 Index is an unmanaged index considered to be representative of the large-cap arena in general. Investors cannot actually invest in an index. Conseco Large-Cap Fund (unaudited)

Growth of $10,000

[LINE CHART]

-------------------------------------------------------------------------------
       DATE          Conseco Large Cap Fund   S&P 500 Index    Russell 1000
                        (Class A shares)
             7/1/00                 $9,425.07     $10,000.00        $10,000.00
            7/31/00                 $9,330.82      $9,844.00         $9,834.00
            8/31/00                $10,593.78     $10,455.31        $10,561.72
            9/29/00                $10,216.78      $9,903.27        $10,071.65
           10/31/00                 $9,462.77      $9,861.68         $9,949.79
           11/30/00                 $8,086.71      $9,084.58         $9,039.38
           12/31/00                 $7,945.34      $9,129.09         $9,148.76
            1/31/01                 $8,350.61      $9,453.18         $9,449.75
            2/28/01                 $6,993.40      $8,591.05         $8,568.09
            3/30/01                 $6,220.55      $8,046.37         $7,999.17
            4/30/01                 $7,002.83      $8,671.58         $8,641.50
            5/31/01                 $6,908.58      $8,729.68         $8,700.26
            6/29/01                 $6,757.78      $8,517.54         $8,503.64
            7/31/01                 $6,559.85      $8,434.07         $8,387.14
            8/31/01                 $6,041.47      $7,906.10         $7,876.36
            9/28/01                 $5,494.82      $7,268.08         $7,208.45
           10/31/01                 $5,739.87      $7,406.90         $7,358.38
           11/30/01                 $6,239.40      $7,975.01         $7,924.98
           12/31/01                 $6,220.55      $8,045.19         $8,009.77
            1/31/02                 $6,145.15      $7,927.73         $7,908.05
            2/28/02                 $5,909.52      $7,774.72         $7,750.68
            3/28/02                 $6,079.17      $8,067.05         $8,069.23
            4/30/02                 $5,626.77      $7,578.19         $7,606.87
            5/31/02                 $5,504.24      $7,522.11         $7,539.92
            6/28/02                 $5,032.99      $6,986.54         $6,983.48
            7/31/02                 $4,740.81      $6,441.59         $6,466.70
            8/30/02                 $4,806.79      $6,484.10         $6,500.33
            9/30/02                 $4,344.96      $5,779.28         $5,802.19
           10/31/02                 $4,684.26      $6,287.86         $6,284.35
           11/29/02                 $4,816.21      $6,658.21         $6,651.99
           12/31/02                 $4,505.18      $6,266.71         $6,275.49
            1/31/03                 $4,410.93      $6,102.52         $6,123.62
            2/28/03                 $4,401.51      $6,010.98         $6,028.70
            3/31/03                 $4,514.61      $6,069.29         $6,091.40
            4/30/03                 $4,787.94      $6,569.40         $6,582.98
            5/30/03                 $5,004.71      $6,915.60         $6,958.21
            6/30/03                 $5,051.84      $7,004.12         $7,050.06
-------------------------------------------------------------------------------

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/03. Past performance does not guarantee future results.

Average annual total return(1) (as of 06/30/03)

                    Inception   Year-to-                        Since
                       date       Date     1 year   5 years   inception
                   ------------------------------------------------------
Large-Cap A. . . .  07/01/2000    5.72%    -5.47%     n/a      -20.36%
Large-Cap B. . . .  07/01/2000    6.65%    -5.36%     n/a      -20.04%
Large-Cap C. . . .  07/01/2000    9.70%    -2.11%     n/a      -19.44%
Large-Cap Y. . . .  07/01/2000   12.42%     0.74%     n/a      -18.42%
S&P 500 Index . . . 07/01/2000   11.77%     0.25%     n/a      -11.19%
Russell 1000 Index  07/01/2000   12.34%     0.95%     n/a      -11.00%


Conseco Large-Cap Fund                                        CONSECO FUND GROUP
                                                            2003 Mid-Year Report
Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                       --------------
COMMON STOCKS (99.6%)
Apparel and Other Finished Products (0.5%)
500            Ross Stores, Inc. . . . . . . . . . $          21,370
                                                       --------------
Automotive Dealers and Gasoline Service
Stations (0.6%)
400            AutoZone, Inc. (a) . . . . . . . .             30,388
                                                       --------------
Automotive Repair, Services, Parking (0.8%)
1,500          Ryder System, Inc. . . . . . . . .             38,548
                                                       --------------
Building Materials, Hardware, Garden - Retail
(2.2%)
3,160          The Home Depot, Inc. . . . . . . .            104,659
                                                       --------------
Business Services (10.6%)
1,200          Citrix Systems, Inc. (a) . . . . .             24,432
600            Computer Sciences Corp. (a) . . . .            22,872
500            Electronic Arts, Inc. (a) . . . . .            36,995
800            First Data Corp. . . . . . . . . .             33,152
700            InterActiveCorp (a) . . . . . . . .            27,699
9,600          Microsoft Corp.  . . . . . . . . .            245,856
6,400          Oracle Corp. (a) . . . . . . . . .             76,928
600            Rent-A-Center, Inc. (a) . . . . .              45,486
                                                       --------------
                                                             513,420
                                                       --------------
Chemicals and Allied Products (17.3%)
400            Abbott Laboratories, Inc. . . . . .            17,504
1,800          Amgen, Inc. (a) . . . . . . . . . .           119,592
700            Clorox Corp. . . . . . . . . . . .             29,855
600            Cytec Industries, Inc. (a) . . . .             20,280
1,000          Forest Laboratories, Inc. (a) . . .            54,750
300            Genetech, Inc. (a) . . . . . . . .             21,636
300            Gilead Sciences, Inc. (a) . . . . .            16,674
1,900          Merck & Co., Inc. . . . . . . . . .           115,045
550            Mylan Laboratories, Inc. . . . . .             19,124
9,560          Pfizer, Inc.  . . . . . . . . . . .           326,474
1,100          The Procter & Gamble Co. . . . . .             98,098
                                                       --------------
                                                             839,032
                                                       --------------
Communications by Phone, Television, Radio,
Cable (1.9%)
3,600          AT&T Wireless Group (a) . . . . . .            29,556
1,200          Comcast Corp. - Class A  . . . . .             36,528
700            Global Payments, Inc. . . . . . . .            24,850
                                                       --------------
                                                              90,934
                                                       --------------
Depository Institutions (1.4%)
500            Bank of America Corp. . . . . . . .            39,515
600            Citigroup, Inc. . . . . . . . . . .            25,680
                                                       --------------
                                                              65,195
                                                       --------------
Eating and Drinking Places (0.6%)
1,000          Applebee's International, Inc. . .             31,430
                                                       --------------
Educational Services (0.4%)
400            University of Phoenix Online (a) .             20,280
                                                       --------------
SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                       --------------
Electronic, Other Electrical Equipment,
except Computers (11.8%)
400            Altera Corp. (a) . . . . . . . . .  $           6,560
9,060          General Electric Co. . . . . . . .            259,841
800            Integrated Circuit Systems, Inc.
               (a) . . . .                                    25,144
7,600          Intel Corp. . . . . . . . . . . . .           157,958
600            Linear Technology Corp. . . . . . .            19,326
700            National Semiconductor Corp. (a) .             13,804
600            QLogic Corp. (a) . . . . . . . . .             28,998
600            Rockwell Collins, Inc. . . . . . .             14,778
400            Scientific-Atlanta, Inc.  . . . . .             9,536
500            UTStarcom, Inc. (a) . . . . . . . .            17,785
700            Xilinx, Inc. (a) . . . . . . . . .             17,717
                                                       --------------
                                                             571,447
                                                       --------------
Engineering, Accounting, Research, Management
Services (1.0%)
300            Cephalon, Inc. (a) . . . . . . . .             12,348
700            Moody's Corp. . . . . . . . . . . .            36,897
                                                       --------------
                                                              49,245
                                                       --------------
Fabricated Metal Products (0.8%)
400            Illinois Tool Works . . . . . . . .            26,388
200            Fortune Brands, Inc. . . . . . . .             10,440
                                                       --------------
                                                              36,828
                                                       --------------
Food and Kindred Products (4.9%)
1,000          Anheuser-Busch Companies, Inc. . .             51,050
920            The Coca-Cola Co. . . . . . . . . .            42,697
2,680          PepsiCo, Inc. . . . . . . . . . . .           119,260
400            Wm. Wrigley Jr. Co. . . . . . . . .            22,492
                                                       --------------
                                                             235,499
                                                       --------------
General Merchandise Stores (5.3%)
900            Family Dollar Stores, Inc. . . . .             34,335
1,000          Federated Department Stores, Inc. .            36,850
1,800          The Kroger Co. (a) . . . . . . . .             30,024
2,000          TJX Companies, Inc. . . . . . . . .            37,680
2,190          Wal-Mart Stores, Inc. . . . . . . .           117,537
                                                       --------------
                                                             256,426
                                                       --------------
Health Services (1.3%)
800            Coventry Health Care, Inc. (a) . .             36,928
700            Watson Pharmaceuticals, Inc. (a) .             28,259
                                                       --------------
                                                              65,187
                                                       --------------
Home Furniture and Equipment Stores (1.1%)
800            Bed Bath & Beyond, Inc. (a) . . . .            31,048
1,000          Pier 1 Imports, Inc. . . . . . . .             20,400
                                                       --------------
                                                               51,448
                                                       --------------
Industrial, Commercial Machinery, Computers (8.0%)
8,600          Cisco Systems, Inc. (a) . . . . . .           143,534
3,200          Dell Computer Corp. (a) . . . . . .           102,272
300            Harris Corp. . . . . . . . . . . .             9,015
300            International Business Machines
               Corp. .                                        24,750
1,000          Jabil Circuit, Inc. (a) . . . . . .            22,100
400            Lexmark International, Inc. (a) . .            28,308
200            Sandisk Corp.  . . . . . . . . . .              8,079
400            Storage Technology Corp. (a) . . .             10,296
500            Varian Medical Systems, Inc. (a) .             28,785
100            Zebra Technologies Corp.
               - Class A (a) . . . . . . . . . . .             7,519
                                                       --------------
                                                             384,658
                                                       --------------

   The accompanying notes are an integral part of these financial statements.


Conseco Large-Cap Fund

Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                       --------------
Insurance Carriers (4.6%)
1,200          The Allstate Corp. . . . . . . . .  $          42,780
600            American International Group, Inc.             33,108
700            Old Republic International Corp.               24,045
600            Oxford Health Plans (a) . . . . .              25,218
800            Radian Group, Inc. . . . . . . . .             29,320
900            UnitedHealth Group, Inc.  . . . . .            45,225
300            Wellpoint Health Networks, Inc. (a)            25,290
                                                       --------------
                                                             224,986
                                                       --------------
Leather and Leather Products (0.3%)
300            Timberland Co. (a) . . . . . . . .             15,930
                                                       --------------
Measuring Instruments, Photo Goods, Watches (4.2%)
400            Beckman Coulter, Inc. . . . . . .              16,256
1,100          Becton Dickinson & Co. . . . . . .             42,735
400            C.R. Bard, Inc. . . . . . . . . . .            28,524
1,200          Guidant Corp.  . . . . . . . . . .             53,268
1,000          KLA-Tencor Corp. (a) . . . . . . .             46,490
400            Zimmer Holdings, Inc. (a) . . . . .            18,020
                                                       --------------
                                                             205,293
                                                       --------------
Miscellaneous Manufacturing Industries (0.5%)
1,400          Mattel, Inc.  . . . . . . . . . . .             26,488
                                                       --------------
Miscellaneous Retail (0.6%)
300            eBay, Inc. (a) . . . . . . . . . .             31,254
                                                       --------------
Motion Pictures (0.3%)
800            Walt Disney Co. . . . . . . . . . .            15,908
                                                       --------------
Non-Depository Credit Institutions (4.1%)
800            Capital One Financial Corp. . . . .            39,354
400            Countrywide Financial Corp. . . . .            27,828
1,000          Fannie Mae . . . . . . . . . . . .             67,440
1,600          MBNA Corp. . . . . . . . . . . . .             33,344
700            Washington Mutual, Inc. . . . . . .            28,910
                                                       --------------
                                                             196,876
                                                       --------------
Oil and Gas Extraction (1.3%)
420            Apache Corp. . . . . . . . . . . .             27,325
900            BJ Services Co. (a) . . . . . . . .            33,624
                                                       --------------
                                                              60,949
                                                       --------------
Paper and Allied Products (2.0%)
600            3M Co. . . . . . . . . . . . . . .             77,417
1,100          Pactiv Corp. (a) . . . . . . . . .             21,706
                                                       --------------
                                                              99,123
                                                       --------------
Printing, Publishing, and Allied Industries (2.0%)
1,000          Harte-Hanks, Inc. . . . . . . . . .            19,000
400            The McGraw-Hill Companies, Inc. . .            24,800
1,200          Viacom, Inc. - Class B (a) . . . .             52,382
                                                       --------------
                                                              96,182
                                                       --------------
Railroad Transportation (0.4%)
700            CSX Corp. . . . . . . . . . . . .              21,063
                                                       --------------
Security & Commodity Brokers (0.8%)
100            NVR, Inc. (a) . . . . . . . . . . .            41,100
                                                       --------------
Tobacco Products (0.5%)
500            Altria Group, Inc. . . . . . . . .             22,720
                                                       --------------
SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
Transportation Equipment (1.4%)
600            Harley-Davidson, Inc. . . . . . .  $           23,916
600            United Technologies Corp. . . . .              42,498
                                                      ---------------
                                                              66,414
                                                      ---------------
Wholesale Trade - Durable Goods (4.6%)
400            Colgate Palmolive Co.  . . . . . .             23,180
3,840          Johnson & Johnson Co. . . . . . .             198,528
                                                      ---------------
                                                             221,708
                                                      ---------------
Wholesale Trade - Non-Durable Goods (1.5%)
650            Cardinal Health, Inc.  . . . . . .             41,795
1,100          SYSCO Corp. . . . . . . . . . . .              33,044
                                                      ---------------
                                                              74,839
                                                      ---------------

               Total common stock (cost
               $4,838,392)                                 4,826,827
                                                      ---------------

SHORT-TERM INVESTMENTS (1.6%)
58,900         Bank of America, Repurchase Agreement,
               1.280%, due 07/01/2003 (b) . . . .             58,900
18,000         Nations Cash Reserve . . . . . . .             18,000
                                                      ---------------

               Total short-term investments
               (cost $76,900) . . . . . . . . . .             76,900
                                                      ---------------
Total investments (cost $4,915,292) (101.2%) . .           4,903,727
                                                      ---------------
Liabilities, less other assets (-1.2%) . . . . .             (57,942)
                                                      ---------------
Total net assets (100.0%) . . . . . . . . . . . . $        4,845,785
                                                      ===============

(a) Non-income producing security.
(b) Securities lending collateral (Note 2).


   The accompanying notes are an integral part of these financial statements.


Conseco Balanced Fund                                         CONSECO FUND GROUP
Portfolio Manager's Review                                  2003 Mid-Year Report




How did the Fund perform relative to its benchmark?

     The Conseco Balanced Fund posted a return of 5.24% (Class A with load) for the six months ended June 30, 2003. Over a similar period the benchmarks, the Lehman Brothers Aggregate Bond Index returned 3.93% and the S&P MidCap 400 Index returned 12.42%.(1) The equity markets negative returns in the first quarter led by a plunge in consumer confidence, war uncertainty and rising oil prices, however bounced back in the second quarter with a the quick resolution to the war.

What caused the variance in performance between the Fund and its benchmark?

     The equity strategy is to identify and own quality companies that we believe will outperform their peers, that display positive earnings momentum and sell at reasonable valuations. The run on stocks seems to be more speculative in nature than a run based on valuation levels and earnings expectations led the Fund underperformance. The stock market did show great performance over the second quarter, but the quality of the rally is suspect. There are many examples of stocks with poor valuations and declining earnings expectations that have done very well since the beginning of the year.

     The market has been buying stocks that have been beaten down the most over the past year. Anecdotally, this market reaction may be based on the speculation that a rising economic tide will lift all boats, and accordingly, the stocks that been beaten down the most will benefit the most. These stocks do not necessarily look cheap based on trailing earnings or forward expectations, but may appear cheap to some investors in absolute dollar price terms relative to historical ranges. The majority of these stocks display poor characteristics of estimate revisions, earnings quality and/or valuation measures.

Which portfolio holdings enhanced the Fund's performance?

     Stock selection within the Health Care and the Financial sector's contributed positively to performance over the six months. Within the Banking sector, Bank of America, First Tennessee National Corp. and Washington Mutual were the top performers while Diversified Financial providers Citigroup Inc., Capital One Financial and J.P. Morgan Chase & Co. performed well as the financial sector continued to benefit from lower interest rates. Within the Health Care sector, holdings that performed well were Pfizer, Amgen Inc. and Genentech Inc.

     Also contributing to performance from the fixed income side was the exposure to the Media, Telecom, and Utilities sectors. Technical trading and company fundamentals drove the performance of corporate bonds. Specifically, our exposure to names such as Dynegy, Mirant, Qwest Communications, Sprint, Nortel, Quebecor, Telus and Tyco led the performance of the Fund.

Which holdings detracted from performance?

     Stock selection within Consumer Discretionary, Technology and Telecommunication sectors detracted the most to relative performance during the first six months. Stocks that detracted the most to Fund performance were UnumProvident Corp., Sprint Corp., Safeway Inc. and MBNA Corp.

What is your outlook for the rest of the fiscal year?

     Investors have turned more optimistic about economic recovery in the 2nd half of 2003 as they anticipate the effects of economic stimulus by both the Federal Government and the Federal Reserve. Economist also have high expectations for strong recovery in second half with a Wall Street Journal poll of economist predicting 3.5% annualized GDP growth in the third quarter and 3.8% annualized GDP growth in fourth quarter of 2003. The economist have cited tax cuts, low interest rates, a weak dollar, and increased government spending as reasons that the economy is poised for recovery.

     However, economists are never quick to throw caution to the wind. The tax cuts by the government may be offset by tax hikes from states that are facing large deficits, low interest rates have failed to spark capital spending by businesses that still have overcapacity, and an increase in government spending has the potential to create a large federal deficit. The effects of these stimuli may have a positive effect on the economy in the short term, but if the economy experiences a relapse after a short lived spurt, it faces the risk of years of sub par growth and sliding into outright deflation.

     There is also hope that the weak dollar will stimulate the domestic economy as it makes U.S. goods cheaper abroad which will spur exports and reduce the current account deficit. However, we may still have to wait another year or two to see the impact of the weaker dollar.

     The key performance driver for the bond market in 2003 will be the directional move in interest rates. With the war in Iraq largely resolved, we expect to experience a modest improvement in the economy, resulting in a shift in asset flows from bonds into stocks. The volatility in the 30-year U.S.
Treasury bond was fairly strong as interest rates fell 65 basis points during the second quarter in anticipation of an easing by the Federal Reserve, only to rise sharply 40 basis points after the Federal Reserve cut rates 25 basis points at the end of June.

     Our strategic overweight to the corporate sector has been a solid contributor to performance this year and remains in place. In general, the corporate new issue calendar remains manageable as corporate America reduces balance sheet leverage. With the accounting scandals and corporate governance issues largely abating, the remainder of the year will focus on company operating fundamentals. Absent a shock to the financial system, which would include a terrorist attack on U.S. soil, we believe the corporate sector has the ability to continue to outperform over the second half of 2003. The sectors most critical to performance over the next six months include autos, cable/media, and telecom.

Chicago Equity Partners, LLP  Gregory J. Hahn, CFA
                              Chief Investment Officer
                              Conseco Capital Management, Inc.



Chicago Equity Partners, LLP ("CEP") and Gregory J. Hahn, CFA, chief investment officer and senior vice president at Conseco Capital Management, Inc. ("CCM"), share responsibility for managing this Fund.

In business since 1989, CEP -- known for low-turnover growth performance -- has taxable and tax-exempt assets under management for more than 100 institutional clients.

Hahn is the portfolio manager for the fixed-income portion of the Fund, as well as institutional fixed-income accounts for CCM.


Conseco Balanced Fund
(unaudited)

Growth of $10,000

[LINE CHART]

---------------------------------------------------------------------
                Conseco Balanced    Lehman Brothers
                 Fund (Class A      Aggregate Bond   S&P 400 Midcap
    DATE            Shares)              Index            Index
---------------------------------------------------------------------
       1/2/97            $9,425.07        $10,000.00      $10,000.00
      1/31/97            $9,557.02        $10,031.00      $10,375.00
      2/28/97            $9,434.50        $10,056.08      $10,289.93
      3/31/97            $9,123.47         $9,944.46       $9,851.57
      4/30/97            $9,123.47        $10,093.62      $10,106.73
      5/30/97            $9,720.33        $10,189.51      $10,990.06
      6/30/97           $10,051.92        $10,310.77      $11,298.88
      7/31/97           $10,623.59        $10,589.16      $12,417.47
      8/29/97           $10,709.35        $10,499.15      $12,402.57
      9/30/97           $11,447.76        $10,653.49      $13,115.71
     10/31/97           $11,083.73        $10,807.96      $12,545.18
     11/28/97           $11,112.47        $10,857.68      $12,730.85
     12/31/97           $11,045.41        $10,967.34      $13,224.81
      1/30/98           $11,261.58        $11,107.72      $12,973.54
      2/27/98           $11,920.39        $11,098.84      $14,047.74
      3/31/98           $12,508.18        $11,136.57      $14,681.30
      4/30/98           $12,570.82        $11,194.48      $14,949.96
      5/29/98           $12,153.19        $11,300.83      $14,277.22
      6/30/98           $12,450.75        $11,396.89      $14,367.16
      7/31/98           $11,968.25        $11,420.82      $13,809.72
      8/31/98           $10,678.07        $11,606.98      $11,239.73
      9/30/98           $10,992.75        $11,878.58      $12,289.52
     10/30/98           $11,172.26        $11,815.63      $13,388.20
     11/30/98           $11,710.81        $11,882.98      $14,056.27
     12/31/98           $12,420.43        $11,918.63      $15,754.27
      1/29/99           $12,335.43        $12,003.25      $15,141.43
      2/26/99           $11,952.94        $11,793.19      $14,348.02
      3/31/99           $12,360.93        $11,858.05      $14,748.33
      4/30/99           $12,670.76        $11,896.00      $15,911.97
      5/28/99           $12,553.24        $11,791.31      $15,980.39
      6/30/99           $13,321.92        $11,753.58      $16,836.94
      7/30/99           $13,343.38        $11,704.22      $16,478.32
      8/31/99           $13,364.83        $11,698.37      $15,913.11
      9/30/99           $13,443.66        $11,834.07      $15,421.39
     10/29/99           $13,960.73        $11,877.85      $16,207.89
     11/30/99           $14,714.78        $11,876.66      $17,058.80
     12/31/99           $16,088.18        $11,819.66      $18,072.09
      1/31/00           $16,064.36        $11,780.65      $17,562.46
      2/29/00           $18,946.18        $11,923.20      $18,791.83
      3/31/00           $18,621.42        $12,080.58      $20,364.71
      4/28/00           $17,497.92        $12,045.55      $19,651.94
      5/31/00           $16,732.98        $12,039.53      $19,406.29
      6/30/00           $18,196.09        $12,289.95      $19,691.57
      7/31/00           $18,148.08        $12,401.79      $20,002.69
      8/31/00           $19,852.46        $12,581.61      $22,234.99
      9/29/00           $19,480.62        $12,660.88      $22,081.57
     10/31/00           $18,673.45        $12,744.44      $21,333.01
     11/30/00           $16,962.72        $12,953.45      $19,722.36
     12/31/00           $17,260.90        $13,194.38      $21,231.13
      1/31/01           $17,556.89        $13,409.45      $21,704.58
      2/28/01           $16,933.75        $13,526.11      $20,467.42
      3/30/01           $16,263.89        $13,593.74      $18,946.69
      4/30/01           $17,016.70        $13,536.65      $21,036.51
      5/31/01           $17,079.44        $13,617.87      $21,526.66
      6/29/01           $16,821.67        $13,669.62      $21,440.55
      7/31/01           $16,821.67        $13,975.82      $21,121.09
      8/31/01           $16,317.18        $14,136.54      $20,430.43
      9/28/01           $15,522.94        $14,300.52      $17,888.88
     10/31/01           $15,681.66        $14,599.40      $18,681.36
     11/30/01           $16,157.82        $14,397.93      $20,071.26
     12/31/01           $16,161.41        $14,305.79      $21,108.94
      1/31/02           $16,065.69        $14,421.66      $20,999.17
      2/28/02           $15,874.24        $14,561.55      $21,024.37
      3/28/02           $16,164.44        $14,319.83      $22,527.61
      4/30/02           $15,747.09        $14,597.64      $22,421.73
      5/31/02           $15,714.99        $14,721.72      $22,042.81
      6/28/02           $14,957.65        $14,849.79      $20,429.27
      7/31/02           $14,116.79        $15,029.48      $18,449.68
      8/30/02           $14,359.34        $15,283.48      $18,541.93
      9/30/02           $13,550.00        $15,531.07      $17,047.45
     10/31/02           $13,990.26        $15,459.62      $17,785.60
     11/29/02           $14,495.74        $15,454.99      $18,815.39
     12/31/02           $14,146.60        $15,774.91      $18,042.07
      1/31/03           $14,097.37        $15,789.10      $17,515.25
      2/28/03           $14,080.96        $16,006.99      $17,098.38
      3/31/03           $14,262.55        $15,994.19      $17,242.01
      4/30/03           $15,041.11        $16,126.94      $18,493.78
      5/30/03           $15,604.32        $16,426.90      $20,026.91
      6/30/03           $15,803.76        $16,394.05      $20,283.26
---------------------------------------------------------------------

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/03. Past performance does not guarantee future results.

Average annual total return(1) (as of 06/30/03)

                       Inception    Year-to-                        Since
                       date         Date       1 year    5 years    inception
------------------------------------------------------------------------------
Balanced A     . . .   01/02/1997   5.24%      -0.37%    3.66%      7.30%
Balanced B . . . . .   02/10/1998   6.63%       0.34%    4.15%      5.34%
Balanced C     . . .   02/13/1998   9.44%       3.28%    4.22%      5.15%
Balanced Y     . . .   01/02/1997   12.13%      6.30%    5.43%      8.84%
LBA Index      . . .   01/02/1997   3.93%      10.40%    8.03%      7.90%
S&P MidCap 400 Index   01/02/1997   12.42%     -0.71%   10.24%     11.49%%


(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Balanced Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Lehman Brothers
     Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general.


Conseco Balanced Fund                                         CONSECO FUND GROUP
                                                            2003 Mid-Year Report
Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
COMMON STOCKS (67.6%)
Apparel and Accessory Stores (0.2%)
1,800          Talbots, Inc. . . . . . . . . . . . $          53,010
                                                      ---------------
Automotive Dealers and Gasoline Service
Stations (0.4%)
1,600          AutoZone, Inc. (a) . . . . . . . .           121,552
                                                      ---------------
Building Construction, General Construction (0.6%)
2,700          Centex Corp. . . . . . . . . . . .           210,033
                                                      ---------------
Building Materials, Hardware, Garden - Retail
(1.0%)
9,770          The Home Depot, Inc. . . . . . . .            323,582
                                                      ---------------
Business Services (4.3%)
10,160         AOL Time Warner, Inc. (a) . . . . .           163,474
4,900          Citrix Systems, Inc. (a) . . . . .             99,764
1,100          Computer Sciences Corp. (a) . . . .            41,932
900            Electronic Arts, Inc. (a) . . . . .            66,591
2,760          First Data Corp. . . . . . . . . .            114,374
23,000         Microsoft Corp.  . . . . . . . . .            589,030
18,200         Oracle Corp. (a) . . . . . . . . .            218,764
1,600          Rent-A-Center, Inc. (a) . . . . . .           121,296
                                                      ---------------
                                                           1,415,225
                                                      ---------------
Chemicals and Allied Products (8.4%)
3,400          Amgen, Inc. (a) . . . . . . . . . .           225,896
1,500          Avon Products, Inc. . . . . . . . .            93,300
1,000          Clorox Corp. . . . . . . . . . . .             42,650
3,600          Cytec Industries, Inc. (a) . . . .            121,680
2,200          Forest Laboratories, Inc. (a) . . .           120,450
1,300          Genetech, Inc. (a) . . . . . . . .             93,756
1,000          Invitrogen Corp. (a) . . . . . . .             38,370
2,600          Lubrizol Corp. . . . . . . . . . .            80,574
8,670          Merck & Co., Inc. . . . . . . . . .           524,969
2,100          Mylan Laboratories, Inc. . . . . .             73,017
25,140         Pfizer, Inc. . . . . . . . . . . .            858,531
4,200          The Procter & Gamble Co. . . . . .            374,556
1,900          Sigma-Aldrich Corp. . . . . . . . .           102,942
                                                      ---------------
                                                           2,750,691
                                                      ---------------
Communications by Phone, Television,
Radio, Cable (3.4%)
2,000          Alltel Corp. . . . . . . . . . . .             96,440
15,700         AT&T Wireless Group (a) . . . . . .           128,897
9,600          BellSouth Corp. . . . . . . . . . .           255,648
5,400          Comcast Corp. - Class A (a) . . . .           162,972
3,300          Fox Entertainment Group, Inc. -
               Class A (a) . . . . . . . . . . . .            94,974
1,900          Global Payments, Inc. . . . . . . .            67,450
8,090          Verizon Communications, Inc. . . .            319,151
                                                      ---------------
                                                           1,125,532
                                                      ---------------
Depository Institutions (7.6%)
7,000          Bank of America Corp. . . . . . . .           553,210
13,632         Citigroup, Inc. . . . . . . . . . .           583,450
3,100          First Tennessee National Corp. . .            136,121
2,800          GreenPoint Financial Corp. . . . .            142,632
6,900          JP Morgan Chase & Co. . . . . . . .           235,842
3,200          National City Corp. . . . . . . . .           104,672
4,200          Regions Financial Corp. . . . . . .           141,876
4,600          Sovereign Bancorp, Inc. . . . . . .            71,990
4,300          Union Planters Corp. . . . . . . .            133,429

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
----------------                                       -------------
Depository Institutions (cont.)
5,600          Wachovia Corp. . . . . . . . . . .  $         223,776
3,200          Wells Fargo & Co.  . . . . . . . .
               . . . . . . .                                 161,280
                                                      ---------------
                                                           2,488,278
                                                      ---------------
Eating and Drinking Places (0.4%)
4,700          Applebee's International, Inc. . .            147,721
                                                      ---------------
Educational Services (0.2%)
1,400          University of Phoenix Online (a) .             70,980
                                                      ---------------
Electric, Gas, Water, Cogeneration,
Sanitary Services (2.3%)
3,500          Entergy Corp. . . . . . . . . . . .           184,730
4,000          Equitable Resources, Inc. . . . . .           162,960
4,000          Exelon Corp. . . . . . . . . . . .            239,240
2,500          FPL Group, Inc. . . . . . . . . . .           167,125
                                                      ---------------
                                                             754,055
                                                      ---------------
Electronic, Other Electrical Equipment,
except Computers (4.8%)
1,100          Altera Corp. (a) . . . . . . . . .             18,040
1,700          American Power Conversion Co. (a) .            26,503
21,890         General Electric Co. . . . . . . .            627,805
2,500          Integrated Circuit Systems, Inc.
               (a) . . . .                                    78,575
18,960         Intel Corp. . . . . . . . . . . . .           394,065
900            Linear Technology Corp. . . . . . .            28,989
3,100          National Semiconductor Corp. (a) .             61,132
1,700          QLogic Corp. (a) . . . . . . . . .             82,161
2,000          Rockwell Collins, Inc. . . . . . .             49,260
2,900          Scientific-Atlanta, Inc. . . . . .             69,136
2,100          UTStarcom, Inc. (a) . . . . . . . .            74,697
2,100          Xilinx, Inc. (a) . . . . . . . . .             53,151
                                                      ---------------
                                                           1,563,514
                                                      ---------------
Engineering, Accounting, Research,
Management Services (0.4%)
500            Cephalon, Inc. (a) . . . . . . . .             20,580
1,900          Moody's Corp. . . . . . . . . . . .           100,149
                                                      ---------------
                                                             120,729
                                                      ---------------
Fabricated Metal Products (0.2%)
1,500          Fortune Brands, Inc. . . . . . . .             78,300
                                                      ---------------
Food and Kindred Products (2.4%)
3,300          Anheuser-Busch Companies, Inc. . .            168,465
1,950          The Coca-Cola Co. . . . . . . . .              90,500
2,800          Conagra, Inc. . . . . . . . . . . .            66,080
1,000          Hershey Foods Corp. . . . . . . . .            69,660
1,000          Lancaster Colony Corp. . . . . . .             38,660
6,530          PepsiCo, Inc. . . . . . . . . . . .           290,585
1,400          Wm. Wrigley Jr. Co. . . . . . . . .            78,722
                                                      ---------------
                                                             802,672
                                                      ---------------
Furniture And Fixtures (0.3%)
2,300          Lear Corp. (a) . . . . . . . . . .            105,846
                                                      ---------------
General Merchandise Stores (1.8%)
4,400          Federated Department Stores, Inc. .           162,140
5,700          The Kroger Co. (a) . . . . . . . .             95,076
2,800          TJX Companies, Inc. . . . . . . . .            52,752
5,240          Wal-Mart Stores, Inc. . . . . . . .           281,231
                                                      ---------------
                                                             591,199
                                                      ---------------

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund

Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
Health Services (0.7%)
2,200          Coventry Health Care, Inc. (a) . .  $         101,552
3,100          Watson Pharmaceuticals. Inc. (a) .            125,147
                                                      ---------------
                                                             226,699
                                                      ---------------
Home Furniture and Equipment Stores (0.5%)
3,300          Bed Bath & Beyond, Inc. (a) . . . .           128,073
2,300          Pier 1 Imports, Inc. . . . . . . .             46,920
                                                      ---------------
                                                             174,993
                                                      ---------------

Industrial, Commercial Machinery, Computers (5.0%)
18,740         Cisco Systems, Inc. (a) . . . . . .           312,771
7,200          Dell Computer Corp. (a) . . . . . .           230,112
5,800          EMC Corp. (a) . . . . . . . . . . .            60,726
1,900          Eaton Corp. . . . . . . . . . . . .           149,359
1,100          Harris Corp.  . . . . . . . . . . .            33,055
9,343          Hewlett-Packard Co. . . . . . . . .           199,006
1,800          Ingersoll-Rand Company - Class A .             85,176
3,080          International Business Machines Corp.         254,100
1,900          Jabil Circuit, Inc. (a) . . . . . .            41,990
1,200          Lexmark International, Inc. (a) . .            84,924
1              Riverstone Networks, Inc. (a) . . .                 1
1,800          Storage Technology Corp. (a) . . .            46,332
1,500          Varian Medical Systems, Inc. (a) .            86,355
700            Zebra Technologies Corp. -
               Class A (a) . . . . . . . . . . . .            52,633
                                                      ---------------
                                                           1,636,540
                                                      ---------------
Insurance Carriers (3.7%)
4,200          The Allstate Corp. . . . . . . . .            149,730
1,300          AMBAC Financial Group, Inc. . . . .            86,125
3,416          American International Group, Inc.            188,467
800            John Hancock Financial Services . .            24,584
2,500          Lincoln National Corp. . . . . . .             89,075
3,400          Metlife, Inc. . . . . . . . . . . .            96,288
2,700          Old Republic International Corp. .             92,529
2,800          Oxford Health Plans (a) . . . . . .           117,684
3,000          Torchmark Corp. . . . . . . . . . .           111,750
2,800          UnitedHealth Group, Inc. . . . . .            140,700
1,000          WellPoint Health Networks, Inc. (a)            84,300
                                                      ---------------
                                                           1,181,232
                                                      ---------------
Leather and Leather Products (0.2%)
1,000          Timberland Co. (a) . . . . . . . .             52,860
                                                      ---------------
Measuring Instruments, Photo Goods, Watches (1.6%)
4,400          Becton Dickinson & Co. . . . . . .            170,940
1,100          C.R. Bard, Inc. . . . . . . . . . .            78,441
1,500          Guidant Corp. . . . . . . . . . . .            66,585
2,300          KLA-Tencor Corp. (a) . . . . . . .            106,927
2,000          Tektronix, Inc. (a) . . . . . . . .            43,200
1,600          Zimmer Holdings, Inc. (a) . . . . .            72,080
                                                      ---------------
                                                             538,173
                                                      ---------------
Metal Mining (0.4%)
5,900          Freeport-McMoRan Copper &
               Gold, Inc. (a) . . . . . . . . . .            144,550
                                                      ---------------
Miscellaneous Manufacturing Industries (0.3%)
5,000          Mattel, Inc. . . . . . . . . . . .             94,600
                                                       -------------
SHARES OR
PRINCIPAL AMOUNT                                              VALUE
                                                       -------------
Miscellaneous Retail (0.3%)
2,500          Blockbuster, Inc. . . . . . . . . .    $      42,125
500            eBay, Inc. (a) . . . . . . . . . .            52,090
                                                       -------------
                                                             94,215
                                                       -------------
Motion Pictures (0.2%)
3,200          Walt Disney Co. . . . . . . . . . .           63,200
                                                       -------------
Non-Depository Credit Institutions (2.6%)
3,200          Capital One Financial Corp. . . . .          157,376
2,400          Countrywide Financial Corp. . . . .          166,968
2,300          Fannie Mae . . . . . . . . . . . .           155,112
1,850          Federal Home Loan Mortgage Corp. . .          93,925
2,700          Prudential Financial, Inc.  . . . .           90,855
4,550          Washington Mutual, Inc. . . . . . .          187,915
                                                       -------------
                                                             852,151
                                                       -------------
Oil and Gas Extraction (1.9%)
3,365          Apache Corp. . . . . . . . . . . .           218,927
2,400          B.J. Services Co. (a) . . . . . . .           89,664
6,200          Occidental Petroleum Corp. . . . .           208,010
1,700          Praxair, Inc. . . . . . . . . . . .          102,170
                                                       -------------
                                                             618,771
                                                       -------------
Paper and Allied Products (0.3%)
2,000          3M Co. . . . . . . . . . . . . . .           257,960
5,700          Pactiv Corp. (a) . . . . . . . . .           112,347
                                                       -------------
                                                             370,307
                                                       -------------
Petroleum Refining and Related Industries (2.2%)
1,400          Amerada Hess Corp. . . . . . . . .            68,852
4,210          ChevronTexaco Corp. . . . . . . . .          303,962
9,920          Exxon Mobil Corp. . . . . . . . . .          356,227
                                                       -------------
                                                             729,041
                                                       -------------
Printing, Publishing, and Allied Industries (1.7%)
2,450          Harte-Hanks, Inc. . . . . . . . . .           46,550
3,200          The McGraw-Hill Companies, Inc. . . .        198,400
7,500          Viacom, Inc. - Class B (a) . . . .           327,450
                                                       -------------
                                                            572,400
                                                       -------------
Railroad Transportation (0.5%)
5,100          CSX Corp. . . . . . . . . . . . . .          153,459
                                                       -------------
Real Estate Investment Trusts (REITS) (0.8%)
2,700          General Growth Properties, Inc. . .          168,588
3,500          Hospitality Properties Trust Corp. .         109,375
                                                       -------------
                                                            277,963
                                                       -------------
Security and Commodity Brokers (0.9%)
3,000          Bear Stearns Companies, Inc. . . .           217,260
2,090          Morgan Stanley Dean Witter & Co. . .          89,348
                                                       -------------
                                                            306,608
                                                       -------------
Tobacco Products (0.8%)
5,720          Altria Group, Inc. . . . . . . . .           259,917
                                                       -------------
Transportation by Air (0.4%)
2,000          Federal Express Corp.  . . . . . .           124,060
                                                       -------------
Transportation Equipment (1.3%)
6,000          Ford Motor Co. . . . . . . . . . .            65,940
2,100          Harley-Davidson, Inc. . . . . . . .           83,706
1,300          Northrop Grumman Corp. . . . . . .           112,177
2,340          United Technologies Corp. . . . . .          165,742
                                                       -------------
                                                             427,565
                                                       -------------

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund                                         CONSECO FUND GROUP
                                                            2003 Mid-Year Report
      SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
Wholesale Trade - Durable Goods (2.0%)
      1,300    Colgate Palmolive Co. . . . . . . . $          75,335
      10,080   Johnson & Johnson Co. . . . . . . .           521,136
      1,500    W.W. Grainger, Inc. . . . . . . . .            70,140
                                                      ---------------
                                                             666,611
                                                      ---------------
Wholesale Trade - Non-Durable Goods (0.6%)
      1,400    Cardinal Health, Inc. . . . . . .              90,020
      1,950    Dean Foods Co. (a) . . . . . . . .             61,425
      2,100    SYSCO Corp. . . . . . . . . . . . .            63,084
                                                      ---------------
                                                             214,529
                                                      ---------------

               Total common stocks (cost
               $21,772,247) . .                           22,503,363
                                                      ---------------
PREFERRED STOCKS (0.0%)
Communications by Phone, Television,
      Radio, Cable (0.0%)
      20       Broadwing Communications,
               Series B, 12.500% . . . . . . . . .             3,486
                                                      ---------------

               Total preferred stocks (cost
               $20,080) . .                                    3,486
                                                      ---------------
CORPORATE BONDS (25.1%)
Chemicals and Allied Products (1.6%)
$     80,000   Lyondell Chemical Co., Series A,
               11.125%,
               due 07/15/2012 . . . . . . . . . .             82,400
      40,000   Polyone Corp., 10.625%, due 05/15/2010,
               (b) Cost - $40,000; Acquired -
               04/30/2003 . . . . . . . . . . . .             39,200
      235,000  Solutia, Inc., 11.250%, due
               07/15/2009                                    204,450
      190,000  Terra Capital, Inc., 12.875%,
               due 10/15/2008 . . . . . . . . . .            203,300
                                                      ---------------
                                                             529,350
                                                      ---------------
Communications by Phone, Television,
      Radio, Cable (3.4%)
      115,000  Crown Castle International Corp.,
               9.375%,
               due 08/01/2011 . . . . . . . . . .            110,975
      110,000  DirecTV Holdings, 8.375%, due 03/15/2013,
               (b) Cost - $110,000; Acquired -
               02/25/2003 . . . . . . . . . . . .            123,200
      75,000   EchoStar Broadband Corp., 10.375%,
               due 10/01/2007 . . . . . . . . . .             83,438
      300,000  Nextel Communications, Inc., 9.375%,
               due 11/15/2009 . . . . . . . . . .            323,625
      185,000  Sprint Capital Corp., 6.900%,
               due 05/01/2019 . . . . . . . . . .            194,343
      190,000  TCI Communications, Inc., 6.875%,
               due 02/15/2006 . . . . . . . . . .            210,369
      80,000   Trition PCS, Inc., 8.500%, due
               06/01/2013,
               (b) Cost - $80,000;
               Acquired - 05/30/2003 . . . . . . .            86,400
                                                      ---------------
                                                           1,132,350
                                                      ---------------
      SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
Electric, Gas, Water, Cogeneration,
      Sanitary Services (1.6%)
$     120,000  Allied Waste North America, 8.875%,
               due 04/01/2008 . . . . . . . . . . .  $       130,800
      345,000  Avon Energy Partners Holdings,
               7.050%,
               due 12/11/2007, (b) Cost - $339,211;
               Acquired - 01/14/2002 . . . . . . .           297,562
      105,000  Southern Natural Gas Co., 8.875%,
               due 03/15/2010, (b) Cost - $103,654;
               Acquired - 02/28/2003 . . . . . . .           114,975
                                                      ---------------
                                                             543,337
                                                      ---------------
Electronic, Other Electrical Equipment,
      except Computers (3.2%)
      270,000  Celestica, Inc., 0.000% (c),
               due 08/01/2020 . . . . . . . . . . .          142,425
      195,000  Nortel Networks Ltd., 6.125%,
               due 02/15/2006 . . . . . . . . . . .          190,125
      240,000  Tyco International Ltd., 0.000%,
               due 11/17/2020 . . . . . . . . . . .          183,900
      535,000  Tyco International Group, 6.875%,
               due 01/15/2029 . . . . . . . . . . .          540,885
                                                      ---------------
                                                           1,057,335
                                                      ---------------
Food and Kindred Products (0.8%)
      140,000  Conagra Foods, Inc., 7.400%,
               due 09/15/2004 . . . . . . . . . .            149,148
      115,000  Kraft Foods, Inc., 6.250%,
               due 06/01/2013 . . . . . . . . . .            130,312
                                                      ---------------
                                                             279,460
                                                      ---------------
Food Stores (0.3%)
      105,000  Albertson's, Inc., 6.550%,
               due 08/01/2004 . . . . . . . . . .            109,437
                                                      ---------------
General Merchandise Stores (0.4%)
      115,000  JC Penney Co., Inc., 8.000%,
               due 03/01/2010 . . . . . . . . . .            121,037
                                                      ---------------
Health Services (0.2%)
      90,000   HEALTHSOUTH Corp., 8.500%,
               due 02/01/2008 (e) . . . . . . . . .            71,100
                                                      ---------------
Hotels, Other Lodging Places (1.6%)
      200,000  Hyatt Equities LLC, 6.875%,
               due 06/15/2007, (b) Cost - $199,526;
               Acquired - 06/12/2002 . . . . . . .           208,470
      175,000  Park Place Entertainment, 8.875%,
               due 09/15/2008 . . . . . . . . . .            193,375
      135,000  Vail Resorts, Inc., 8.750%,
               due 05/15/2009, (b) Cost - $128,795;
               Acquired - 11/16/2001 . . . . . . .           141,750
                                                      ---------------
                                                             543,595
                                                      ---------------
Insurance Carriers (0.9%)
      250,000  RenaissanceRe Holdings, Ltd., 7.000%,
               due 07/15/2008 . . . . . . . . . .            282,727
                                                      ---------------

   The accompanying notes are an integral part of these financial statements.

Conseco Balanced Fund

Schedule of Investments
June 30, 2003

      SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                       --------------
Lumber and Wood Products, except Furniture (1.4%)
$     485,000  Georgia--Pacific Corp., 7.700%,
               due 06/15/2015 . . . . . . . . . . . .        469,237
                                                       --------------
Measuring Instruments, Photo Goods. Watches (0.6%)
      105,000  Guidant Corp., 6.150%,
               due 02/15/2006 . . . . . . . . . . . .        114,049
      70,000   Raytheon Co., 6.300%,
               due 03/15/2005 . . . . . . . . . . . .         74,793
                                                       --------------
                                                             188,842
                                                       --------------
Nondepository Credit Institutions (0.5%)
      180,000  Prudential Financial, Inc., 5.750%,
               due 07/15/2033 . . . . . . . . . . . .        178,648
                                                       --------------
Personal Services (0.4%)
      145,000  Service Corp. International, 6.875%,
               due 10/01/2007 . . . . . . . . . . . .        144,275
                                                       --------------
Pipe Lines, except Natural Gas (0.6%)
      230,000  Dynegy-Roseton Danskamme, 7.670%,
               due 11/08/2016 . . . . . . . . . . . .        186,444
                                                       --------------
Printing, Publishing, and Allied Industries (1.9%)
      55,000   Moore North American Finance, 7.875%,
               due 01/15/2011, (b) Cost - $54,614;
               Acquired - 03/11/2003 . . . . . . . . .        57,612
      75,000   News America, Inc., 7.625%,
               due 11/30/2028 . . . . . . . . . . . .         85,276
      315,000  Quebecor Media, Inc., 11.125%,
               due 07/15/2011 . . . . . . . . . . . .        362,250
       30,000  RH Donnelley Financial Corp., 8.875%,
               due 12/15/2010, (b) Cost - $30,000;
               Acquired - 11/26/2002 . . . . . . . . .        33,300
       75,000  RH Donnelley Financial Corp., 10.875%,
               due 12/15/2012, (b) Cost - $75,000;
               Acquired - 11/26/2002 . . . . . . . . .        87,750
                                                       --------------
                                                             626,188
                                                       --------------
Real Estate Investment Trusts (REITS) (2.6%)
      150,000  Health Care REIT, Inc., 7.500%,
               due 08/15/2007 . . . . . . . . . . . .        160,414
      150,000  Hospitality Properties, 6.750%,
               due 02/15/2013 . . . . . . . . . . . .        159,361
      130,000  ISTAR Financial, Inc., 8.750%,
               due 08/15/2008 . . . . . . . . . . . .        142,350
      365,000  Senior Housing Trust, 8.625%,
               due 01/15/2012 . . . . . . . . . . . .        390,550
                                                       --------------
                                                             852,675
                                                       --------------
Stone, Clay, Glass, and Concrete Products (1.6%)
      475,000  Owens-Brockway Glass, 8.875%,
               due 02/15/2009 . . . . . . . . . . . .        517,750
                                                       --------------
Tobacco Products (0.5%)
      175,000  Universal Corp., Series B, 7.500%,
               due 01/26/2004 . . . . . . . . . . . .        180,503
                                                       --------------
Transportation Equipment (0.6%)
      215,000  Dana Corp., 7.000%,
               due 03/15/2028 . . . . . . . . . . . .        188,394
                                                       --------------
      SHARES OR
PRINCIPAL AMOUNT                                               VALUE
                                                      ---------------
Wholesale Trade - Non Durable Goods (0.4%)
$     110,000  Safeway Co., 7.250%,
               due 09/15/2004 . . . . . . . . . . . $        116,918
                                                      ---------------

               Total corporate bonds
               (cost $7,738,282) . . . . . . . . .         8,319,602
                                                      ---------------
MUNICIPAL BONDS (3.2%)
      300,000  California County, 7.500%,
               due 06/01/2019 . . . . . . . . . . .          298,281
      142,561  Educational Enhancement Funding Corp.
               S D Tobacco, 6.720%,
               due 06/01/2025 . . . . . . . . . . .          134,659
      175,000  Indiana State Dev. Fin. Auth. Rev.,
               5.500%,
               due 01/01/2033 . . . . . . . . . . .          174,492
      270,000  Tobacco Settlement Fin. Corp.,
               5.920%,
               due 06/01/2012 . . . . . . . . . . .          263,790
      198,049  Tobacco Settlement Fin. Corp.,
               6.360%,
               05/15/2025 . . . . . . . . . . . . .          191,046
                                                      ---------------

               Total municipal bonds
               (cost $1,087,856) . . . . . . . . .         1,062,268
                                                      ---------------
ASSET BACKED SECURITIES (0.8%)
      234,089  First Union National Bank
               Commercial Mortgage, 99-C4 A1,
               7.184%, due 12/15/2031 . . . . . . .          256,838
                                                      ---------------

               Total asset backed securities
               (cost $235,258) . . . . . . . . . .           256,838
                                                      ---------------

U.S. GOVERNMENT AND AGENCY
      OBLIGATIONS (0.1%)
      35,000   U.S. Treasury Bond, 5.375%,
               due 02/15/2031 . . . . . . . . . .             39,422
                                                      ---------------

               Total U.S. government and agency obligations
               (cost $40,038) . . . . . . . . . .             39,422
                                                      ---------------

SHORT-TERM INVESTMENTS (5.5%)
1,099,207      Bank of America, Repurchase
               Agreement,
               1.250%, due 07/01/2003 (d) . . . .          1,099,207
  778,000      Nations Cash Reserve . . . . . . .            778,000
                                                      ---------------

               Total short-term investments
               (cost $1,877,207) . . . . . . . . .         1,877,207
                                                      ---------------
Total investments (cost $32,770,968) (102.3%) . . .       34,062,186
                                                      ---------------
Liabilities, less other assets (-2.3%) . . . . . .          (752,995)
                                                      ---------------
Total net assets (100.0%) . . . . . . . . . . . . .      $33,309,191
                                                      ===============

(a)  Non-income producing security.

(b)  Restricted under Rule 144A of the Securities Act of 1933.

(c)  Zero Coupon - Bonds that make no interest payments.

(d)  Securities lending collateral (Note 2).

(e)  Security in default.


   The accompanying notes are an integral part of these financial statements.

Conseco Convertible Securities Fund                           CONSECO FUND GROUP
Portfolio Managers' Review                                  2003 Mid-Year Report

How did the Fund perform relative to its benchmark?

     The Conseco Convertible Securities Fund (Class A with load) returned 9.37% for the six months ended June 30, 2003. This compares to 13.56% for the benchmark Merrill Lynch Broad Convertible Index over the same six month period.

What caused the variance in performance between the Fund and its benchmark?

     The performance variance was attributed to the inclusion of the sales load in the return calculation. Fund performance is reduced by the inclusion of shareholder expenses, including sales loads and fees. Excluding the sales load, the Fund return (Class A) would have been 16.09%, outperforming the Merrill Lynch Broad Convertible Index.(1)

Which portfolio holdings enhanced Fund performance?

     During the six months ended June 30, 2003, Fund performance was driven by our holdings in the Telecom, Utilities and Biotechnology sectors. These investments included many previously dislocated names such as AES, Nextel, American Tower, Gilead Sciences and Tyco International. We invested in several of these names after our bottom-up research suggested these names were trading well below their underlying long-term asset values. Fund performance was also enhanced by the decline in interest rates, as convertible bonds benefited from Treasury rates moving materially lower over the past six months.

Which holdings detracted from Fund performance?

     Fund performance for the six months ending June 30, 2003 was negatively impacted by our overweight position in the healthcare sector. These holdings served us well during the market downturn in 2002, offering a defensive and stable return in that period. As the equity markets began to improve in the first half of 2003, these investments under-performed the index.

What is your outlook for the rest of the fiscal year?

     Looking forward, our focus will continue to be value driven with selective plays in the utility and retail sectors. We intend to modestly raise beta to be more correlated to the index, yet maintain a focus on pure yield opportunities when presented. We believe geopolitical concerns have eased and our confidence has increased in the rebound in the overall economy. Corporate earnings have begun to improve, as has our outlook for equity returns. Finally, we will continue to selectively participate in new issues as attractive opportunities arise through the balance of the year.


Robert L. Cook, CFA                 Hirouye Teshome
Senior Vice President               Senior Securities Analyst
Director of Research                Portfolio Manager
Conseco Capital Management, Inc.    Conseco Capital Management, Inc.


Robert Cook, CFA, Senior Vice President at Conseco Capital Management, Inc. ("CCM"), and Hirouye Teshome, Senior Securities Analyst, co-manage the Fund.

Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

Teshome is responsible for hedging market exposure created by sale of Equity Indexed Annuity products. In addition, he is responsible for trading and analyzing derivatives instruments in CCM's investment process. Hirouye has his BSEE and MSEE from Purdue University and MBA from Indiana University. He is currently a candidate for Level III of the CFA program.

(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Convertible Securities Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. Our benchmark index, the Merrill Lynch Broad Convertible ("MLBC") Index is an unmanaged index considered to be representative of the convertible securities market in general. Investors cannot actually invest in an index.

Conseco Convertible Securities Fund
(unaudited)

Growth of $10,000

--------------------------------------------------------------
                     Conseco Convertible     Merrill Lynch
                       Securities Fund     Convertible Bond
       DATE           (Class A shares)           Index
            9/28/98             $9,425.07          $10,000.00
            9/30/98             $9,321.40           $9,791.00
           10/30/98             $9,472.20          $10,025.00
           11/30/98             $9,885.78          $10,469.11
           12/31/98            $10,465.83          $11,085.74
            1/29/99            $11,175.99          $11,603.45
            2/26/99            $10,783.16          $11,189.20
            3/31/99            $10,958.29          $11,669.22
            4/30/99            $11,480.24          $12,180.33
            5/28/99            $11,457.47          $12,091.42
            6/30/99            $12,212.17          $12,554.52
            7/30/99            $12,416.15          $12,476.68
            8/31/99            $12,429.30          $12,396.83
            9/30/99            $12,403.05          $12,497.24
           10/29/99            $12,901.31          $12,950.89
           11/30/99            $13,873.66          $13,928.69
           12/31/99            $14,665.40          $16,001.27
            1/31/00            $15,533.75          $15,868.46
            2/29/00            $17,419.22          $17,479.11
            3/31/00            $17,157.87          $17,099.82
            4/28/00            $16,110.69          $16,020.82
            5/31/00            $15,284.74          $15,213.37
            6/30/00            $16,549.54          $16,120.09
            7/31/00            $16,020.65          $15,623.59
            8/31/00            $16,888.52          $16,956.28
            9/29/00            $16,127.22          $16,498.46
           10/31/00            $15,171.87          $15,648.79
           11/30/00            $12,959.17          $13,695.82
           12/31/00            $14,143.64          $14,129.98
            1/31/01            $14,439.58          $15,037.12
            2/28/01            $13,416.73          $13,909.34
            3/30/01            $12,650.93          $13,279.24
            4/30/01            $13,596.21          $14,137.08
            5/31/01            $13,427.56          $14,089.02
            6/29/01            $13,016.02          $13,915.72
            7/31/01            $12,629.33          $13,715.34
            8/31/01            $12,428.97          $13,493.15
            9/28/01            $11,341.40          $12,648.48
           10/31/01            $11,904.88          $12,967.22
           11/30/01            $12,515.18          $13,330.30
           12/31/01            $12,550.46          $13,574.25
            1/31/02            $12,492.22          $13,475.15
            2/28/02            $11,920.69          $13,138.27
            3/28/02            $12,506.16          $13,606.00
            4/30/02            $12,187.55          $13,430.48
            5/31/02            $12,013.97          $13,367.36
            6/28/02            $11,526.07          $12,735.08
            7/31/02            $10,844.16          $12,052.48
            8/30/02            $11,033.71          $12,168.18
            9/30/02            $10,785.67          $11,906.57
           10/31/02            $11,064.36          $12,142.32
           11/29/02            $11,615.11          $12,953.42
           12/31/02            $11,642.09          $12,900.32
            1/31/03            $11,883.20          $13,137.68
            2/28/03            $11,908.57          $13,166.58
            3/31/03            $12,135.50          $13,375.93
            4/30/03            $12,827.90          $14,005.94
            5/30/03            $13,449.91          $14,584.38
            6/30/03            $13,515.44          $14,651.47
--------------------------------------------------------------


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/03. Past performance does not guarantee future results.

Average annual total return(1) (as of
06/30/03)
                                Inception  Year-to-                     Since
                                   date      Date    1 year   5 years inception

Convertible Securities A. . . . 09/28/1998   9.37%   10.53%     n/a     6.54%
Convertible Securities B. . . . 09/28/1998  10.79%   11.72%     n/a     7.02%
Convertible Securities C. . . . 09/28/1998  13.54%   14.45%     n/a     7.12%
Convertible Securities Y. . . . 09/28/1998  16.24%   17.79%     n/a     8.41%
MLBC Index . . . . . . . . . .  09/28/1998  13.56%   15.06%     n/a     8.22%

Conseco Convertible Securities Fund                           CONSECO FUND GROUP
                                                            2003 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                              VALUE
                                                      --------------
COMMON         STOCKS (11.1%)
Business Services (0.9%)
1,300          First Data Corp. . . . . . . . . .  $         53,872
5,900          Microsoft Corp. . . . . . . . . . .          151,099
                                                      --------------
                                                            204,971
                                                      --------------
Chemicals and Allied Products (0.7%)
900            Eli & Lilly Co. . . . . . . . . . .           62,073
900            Merck & Co., Inc. . . . . . . . . .           54,495
1,600          Pfizer, Inc.  . . . . . . . . . . .           54,640
                                                      --------------
                                                            171,208
                                                      --------------
Communications by Phone, Television, Radio,
Cable (2.6%)
4,800          SBC Communications Inc. . . . . . .          122,640
3,457          SpectraSite, Inc. (c) . . . . . . .          172,331
7,500          Verizon Communications Inc. . . . .          295,875
                                                      --------------
                                                             590,846
                                                      --------------
Depository Institutions (1.8%)
26,678         Sovereign Bancorp, Inc. . . . . . .          417,503
                                                      --------------
Electronic, Other Electrical Equipment, except Computers (0.9%)

10,555         Tyco International Ltd. . . . . . .          200,334
                                                      --------------
Health Services (0.3%)
2,200          Bristol-Meyers Squibb Co. . . . . .           59,730
                                                      --------------
Industrial, Commercial Machinery, Computers (1.0%)
8,800          NCR Corp. (c) . . . . . . . . . . .          225,456
                                                      --------------
Pipe Lines, Except Natural Gas (0.7%)
2,600          GulfTerra Energy Partners, L.P. . .           97,604
1,800          Plains All American Pipeline, L.P.            56,664
                                                      --------------
                                                            154,268
                                                      --------------
Tobacco Products (0.7%)
3,300          Altria Group, Inc. . . . . . . . .           149,952
                                                      --------------
Transportation Equipment (1.5%)
10,400         Boeing . . . . . . . . . . . . . .           356,928
                                                      --------------

               Total common stocks
               (cost $2,072,086) . . . . . . . . .        2,531,196
                                                      --------------
PREFERRED STOCKS - CONVERTIBLE (17.4%)
Business Services (2.4%)
10,000         Omnicare, Inc., 4.000%, conv into
               OCR common stock . . . . . . . . ..         544,500
                                                      --------------
Depository Institutions (1.1%)
1,250          State Street Corp., 6.750%, conv
               into
               STT common stock . . . . . . . . .          258,656
                                                      --------------
Electric, Gas, Water, Cogeneration, Sanitary
Services (4.3%)
5,000          Allied Waste Industries,
               6.250%,
               conv into AW common stock     . . .         293,125
4,800          American Electric Power Co., 9.250%,
               conv into AEP common stock    . . .         210,336
2,000          Chesapeake Energy, 6.000%,
               conv into CHK common stock    . . .         125,250
12,500         ONEOK, Inc., 8.500%,
               conv into OKE common stock    . . .         354,000
                                                      --------------
                                                           982,711
                                                      --------------
      SHARES OR
PRINCIPAL AMOUNT                                              VALUE
                                                      --------------
Insurance Carriers (1.1%)
      10,500   Travelers Property Casualty, 4.500%,
               due 04/15/2032, conv into
               C common stock . . . . . . . . . .   $      259,455
                                                      --------------
Non-depository Credit Institutions (3.0%)
      6,000    Capital One Financial Corp., 6.250%,
               conv into COF common stock . . . .           245,250
      7,500    Washington Mutual, Inc., 5.375%,
               conv into WM common stock . . . . .          444,375
                                                      --------------
                                                            689,625
                                                      --------------
Real Estate Investment Trusts (REITS) (5.5%)
      14,500   Equity Office Property Trust,
               5.250%,
               conv into EOP common stock . . . . .         720,650
      6,000    Host Marriott Financial, 6.750%,
               conv into HMT common stock  . . .            250,500
      2,500    Simon Property Group, Inc., 6.500%,
               conv into SPG common stock . . . . .         259,675
                                                      --------------
                                                           1,230,825
                                                      --------------

               Total preferred stocks - convertible
               (cost $3,714,139) . . . . . . . . .         3,965,772
                                                      --------------
CONVERTIBLE BONDS (67.6%)
Building Materials, Hardware, Garden - Retail (1.0%)
$     300,000  Lowes Companies, 0.000% (b),
               due 02/16/2021, conv into LOWO
               common stock . . . . . . . . . . .           225,000
                                                      --------------
Business Services (7.3%)
      500,000  AOL Time Warner, Inc., 0.000% (b),
               due 12/06/2019, conv into
               AOL common stock . . . . . . . . .           306,250
      500,000  BEA Systems, Inc., 4.000%,
               due 12/15/2006, conv into BEAS
               common stock . . . . . . . . . . .           484,375
      250,000  Cendant Corp., 3.875%,
               due 11/27/2011, conv into CD
               common stock, (a) Cost - $251,565;
               Acquired - 1/29/2002 . . . . . . .           265,625
      250,000  Computer Associates International,
               5.000%,
               due 03/15/2007, conv into CA
               common stock, (a) Cost - $250,000;
               Acquired - 3/13/2002 . . . . . . .           301,563
      250,000  Keane, Inc., 2.000%,
               due 06/15/2013, conv into KEA
               common stock, (a) Cost - $250,625;
               Acquired - 06/16/2003 . . . . . . .          256,250
      50,000   Young & Rubicon, Inc., 3.000%,
               due 01/15/2005, conv. into WPPLN
               common stock . . . . . . . . . . .            50,000
                                                      --------------
                                                          1,664,063
                                                      --------------


   The accompanying notes are an integral part of these financial statements.

Conseco Convertible Securities Fund

Schedule of Investments
June 30, 2003

      SHARES OR
PRINCIPAL AMOUNT                                            VALUE

Chemicals and Allied Products (5.4%)
$    250,000 Amgen, Inc., 0.000% (b),
             due 03/01/2032, conv into AMGN
             common stock, (a) Cost - $178,735;
             Acquired - 02/22/2002 . . . . . . . $. . . 197,500
     400,000 Amgen, Inc., 0.000%,
             due 03/01/2032, conv into AMGN
             common stock . . . . . . . . . . . . . . . 316,000
     250,000 Gilead Sciences, Inc., 2.000%,
             due 12/15/2007, conv into GILD
             common stock, (a) Cost - $250,000;
             Acquired - 12/13/2002 . . . . . . .        333,125
      50,000 IVAX Corp., 5.500%,
             due 05/15/2007, conv into IVX
             common stock . . . . . . . . . . .. . . . . 50,563
     375,000 King Pharmaceuticals, Inc., 2.750%,
             due 11/15/2021, conv into KG
             common stock, (a) Cost - $365,625;
             Acquired - 02/12/2002 . . . . . . .  . . . 340,781
                                                 --------------
                                                      1,237,969
                                                 --------------
Communications by Phone, Television, Radio,
      Cable  (10.5%)
     250,000 American Tower Corp., 5.000%,
             due 02/15/2010, conv into AMT
             common stock . . . . . . . . . . . . . . . 215,000
     300,000 Best Buy, 2.250%,
             due 01/15/2022, conv into BBY
             common stock . . . . . . . . . . .. . . .  312,000
     250,000 Centurytel, Inc., 4.750%,
             due 08/01/2032 conv into CTL
             common stock, (a) Cost - $250,000;
             Acquired - 08/21/2002 . . . . . . . . . .  293,750
     350,000 Echostar Communications, 5.750%,
             due 05/15/2008, conv into DISH
             common stock . . . . . . . . . . . . . . . 372,313
     200,000 Extreme Networks, Inc., 3.500%,
             due 12/01/2006, conv into EXTR
             common stock, (a) Cost - $462,594;
             Acquired - 12/04/2001 . . . . . . . . . .  181,750
     500,000 Nextel Communications, Inc., 5.250%,
             due 01/15/2010, conv into
             NXTL common stock . . . . . . . . . . . . .472,500
     250,000 Nextel Communications, Inc., 6.000%,
             due 06/01/2011, conv into
             NXTL common stock . . . . . . . . . . . . .262,813
     250,000 Telefonos de Mexico, 4.250%,
             due 06/15/2004, conv into TMX
             common stock . . . . . . . . . . . . . . . 280,938
                                                 --------------
                                                      2,391,064
                                                 --------------
Courier Services, except Air (1.7%)
     375,000 United Parcel Service, Inc., 1.750%,
             due 09/27/2007, conv into UPS
             common stock . . . . . . . . . . . . . . . 377,813
                                                 --------------
Electric, Gas, Water, Cogeneration, Sanitary
      Services (1.1%)
     250,000 Duke Energy Corp., 1.750%,
             due 05/15/2023, conv into DUK
             common stock . . . . . . . . . . . . . . . 262,188
                                                 --------------
SHARES OR
PRINCIPAL AMOUNT                                              VALUE
------------------                                          ---------
Electronic, Other Electrical Equipment, except
      Computers (12.3%)
$     500,000  Analog Devices, Inc., 4.750%,
               due 10/01/2005, conv into ADI
               common stock . . . . . . . . . .  $      511,250
      500,000  Celestica, Inc., 0.000% (b),
               due 08/01/2020, conv into CLS
               common stock . . . . . . . . . . .       263,750
      250,000  LSI Logic, 4.000%,
               due 11/01/2006, conv into LSI
               common stock, (a) Cost - $248,438;
               Acquired - 03/06/2002 . . . . . . . . .  233,750
       200,000 L-3 Communications Holdings, 5.250%,
               due 06/01/2009, conv into LLL
               common stock . . . . . . . . . . .       233,750
      100,000  McData Corp., 2.250%,
               due 02/15/2010, conv into MCDTA
               common stock . . . . . . . . . . .       163,625
      450,000  Nortel Networks Ltd., 4.250%,
               due 09/01/2008, conv into NT
               common stock (a) Cost - $172,951;
               Acquired - 04/09/2002 . . . . . . .      381,375
      250,000  Solectron Corp., 0.000% (b),
               due 11/20/2020 . . . . . . . . . .       140,000
      200,000  Tyco International Group, 2.750%,
               due 01/15/2018, conv into TYC
               common stock . . . . . . . . . . .       216,499
      600,000  Tyco International Ltd., 3.125%,
               due 01/15/2023, conv into TYC
               common stock . . . . . . . . . . . . . . 660,000
                                                 --------------
                                                      2,803,999
                                                 --------------
General Merchandise Stores (2.7%)
      300,000  Barnes and Noble, 5.250%,
               due 03/15/2009, conv into BKS
               common stock . . . . . . . . . . .       301,875
      400,000  TJX Companies, Inc., 0.000%,
               due 02/13/2031, conv into TJX
               common stock . . . . . . . . . . . . . . 311,500
                                                 --------------
                                                        613,375
                                                 --------------
Health Services (9.1%)
      250,000  Arris Group, Inc., 4.500%,
               due 03/15/2008, conv into ARRS
               common stock, (a) Cost - $250,000;
               Acquired - 3/13/03 . . . . . . . .       316,875
      250,000  Axcan Pharmaceutical, Inc., 4.250%,
               due 04/15/2008, (a) Cost - $265,000;
               Acquired - 3/10/03 . . . . . . . .       294,687
      250,000  Lifepoint Hospital, 4.500%,
               due 06/01/2009, conv into LPNT
               common stock, (a) Cost - $250,000;
               Acquired - 05/17/2002 . . . . . . .      242,813
      500,000  Res-Care, Inc., 6.000%,
               due 12/01/2004, conv into RSCR
               common stock . . . . . . . . . . .       474,375
      750,000  Universal Health Services, Inc.,
               0.426%,
               due 06/23/2020, conv into UHS
               common stock . . . . . . . . . . . . . . 445,313
      250,000  Watson Pharmaceutical, Inc., 1.750%,
               due 03/15/2023, conv into WPI
               common stock . . . . . . . . . . . . . . 303,438
                                                 --------------
                                                      2,077,501
                                                 --------------


   The accompanying notes are an integral part of these financial statements.

Conseco Convertible Securities Fund                           CONSECO FUND GROUP
                                                            2003 Mid-Year Report

      SHARES OR
PRINCIPAL AMOUNT                                              VALUE
----------------                                             -------
Insurance Agents, Brokers (0.6%)
$     100,000  AON Corp, 3.500%,
               due 11/15/2012, conv into AOC
               common stock, (a) Cost - $100,000;
               Acquired - 11/05/2002 . . . . . . . $    129,750
                                                 --------------

Insurance Carriers (4.1%)
      200,000  First American Corp., 4.500%,
               due 04/15/2008, conv into FAF
               common stock, (a) Cost - $503,125;
               Acquired - 04/19/2001
               & 06/15/2001 . . . . . . . . . . .       228,500
      250,000  The PMI Group, Inc., 2.500%,
               due 07/15/2021, conv into PMI
               common stock, (a) Cost - $250,000;
               Acquired - 07/10/2001 . . . . . . .      256,250
      250,000  Radian Group, Inc., 2.250%,
               due 01/01/2022, conv into RDN
               common stock, (a) Cost - $250,000;
               Acquired - 01/8/2002 . . . . . . .       250,937
      300,000  XL Capital Ltd., 0.000% (b),
               due 05/23/2021, conv into XL
               common stock . . . . . . . . . . . . . . 191,250
                                                 --------------
                                                        926,937
                                                 --------------
Measuring Instruments, Photo Goods, Watches (1.2%)
      250,000  Medtronic, Inc., 1.250%,
               due 09/15/2021, conv into MDT
               common stock, (a) Cost - $262,700;
               Acquired - 01/15/2002 . . . . . . . . .  260,625
                                                 --------------
Motion Pictures (2.4%)
      125,000  Liberty Media Group, 3.250%,
               due 03/15/2031, conv into VIA/B
               common stock, (a) Cost - $126,390;
               Acquired - 03/01/2001 . . . . . . .      130,625
      300,000  Liberty Media Group, 3.250%,
               due 03/15/2031, conv into PCS
               common stock, (a) Cost - $625,000;
               Acquired - 11/10/1999 . . . . . . .      313,500
      100,000  Regal Entertainment Group, 3.750%,
               due 05/15/2008, conv into RGC
               common stock, (a) Cost - $100,000;
               Acquired - 05/22/2003 . . . . . . . . .  107,875
                                                 --------------
                                                        552,000
                                                 --------------
Nondepository Credit Institutions (2.9%)
      250,000  Countrywide Financial Corp., 0.000% (b),
               due 02/08/2031, conv into CCR
               common stock . . . . . . . . . . .       225,625
      300,000  Ford Motor Credit Corp., 7.600%,
               due 08/01/2005, conv into FRD
               common stock . . . . . . . . . . .       322,261
      100,000  Providian Financial Corp., 4.000%,
               due 05/15/2008, conv into PVN
               common stock . . . . . . . . . . . . . . 111,375
                                                 --------------
                                                        659,261
                                                 --------------

      SHARES OR
PRINCIPAL AMOUNT                                               VALUE
------------------                                            -------
Personal Services (1.4%)
$     300,000  Service Corp. International, 6.750%,
               due 06/22/2008, conv into SRV
               common stock . . . . . . . . . . . . $   307,874
                                                 --------------
Petroleum Refining and Related Industries (2.8%)
      625,000  Devon Energy Corp., 4.950%,
               due 08/15/2008, conv into CHV
               common stock . . . . . . . . . . . .     642,187
                                                 --------------
Wholesale - Durable Goods (1.1%)
      250,000  IOS Capital LLC, 5.000%,
               due 05/01/2007, conv into IKN
               common stock, (a) Cost - $254,250;
               Acquired - 05/09/2002 . . . . . . . . .  244,062
                                                 --------------

               Total convertible bonds
               (cost $14,345,117) . . . . . . . . .  15,375,668
                                                 --------------

SHORT-TERM INVESTMENTS (15.4%)
3,059,140      Bank of America, Repurchase
               Agreement,
               1.250%, due 07/01/2003 (c) . . . . .   3,059,140
 408,000      Nations Cash Reserve . . . . . . . .     408,000
                                                 --------------

               Total short-term investments
               (cost $3,467,140)  . . . . . . . . .   3,467,140
                                                 --------------

Total investments (cost $23,598,482) (111.5%) . . .  25,339,776
                                                 --------------
Liabilities, less other assets (-11.5%) . . . . . .  (2,606,023)
                                                 --------------
Total net assets (100.0%) . . . . . . . . . . . . . $22,733,753
                                                 --------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.

(b)  Zero Coupon - Bonds that make no interest payments.

(c)  Securities lending collateral (Note 2).


   The accompanying notes are an integral part of these financial statements.


Conseco High Yield Fund

Portfolio Managers' Review

How did the Fund perform relative to its benchmark?

     Conseco High Yield Fund (Class A with load) returned 11.91% for the six months ended June 30, 2003. This compares to a 17.88% return for the benchmark Merrill Lynch High Yield Master II Index for the same six-month period.(1)

What caused the variance in performance between the Fund and its benchmark?

     The negative performance variance was attributed to the inclusion of the sales load in the return calculation. Fund performance is reduced by the inclusion of shareholder expenses, including sales loads and fees. Excluding the sales load, the Fund's return (Class A) would have been 18.70%, outperforming the Merrill Lynch High Yield Master II Index.

Which portfolio holdings enhanced the Fund's performance?

     During the six months ended June 30, 2003, Fund performance was driven by our holdings in the Telecom, Cable/Media, and Utility sectors. This included many previously distressed/dislocated names such as Airgate, Alamosa, Charter Communications, Madison River, and Dynegy. While many of these names underperformed during the market turmoil of 2002, they have contributed significantly to Fund performance through June.

Which holdings detracted from performance?

     For the six months ended June 30, 2003, the Fund was most negatively impacted by its exposure to the airline sector, which continues to be plagued by bankruptcies, overcapacity, and weak demand. While we were meaningfully underweight the sector in general, the exposure to Delta and US Air still contributed negatively to Fund performance. In addition, Fund performance was negatively affected by the Healthsouth default stemming from allegations of massive fraud and accounting irregularities.

What is your outlook for the rest of the fiscal year?

As we highlighted in the December 2002 Annual Shareholder Report, we entered 2003 optimistic about the high yield market and believed that investors could be rewarded with returns in line with historical averages of 8-12%. Given that the Merrill Lynch High Yield Master II Index is already up 17.88% for the year, it appears that we may have been too conservative. Expectations for an improving economy, coupled with strong fund flows and improving capital markets have combined to drive spreads tighter and bond prices higher. In addition to the spread tightening, bond prices have received the dual benefit of Treasury rates moving materially lower over the past six months. While the high yield market has rallied significantly since and December, it remains fairly valued by historical standards, as spreads are still 50-75 basis points cheap to the 20-year average. That said, we have and will continue to take advantage of the rally in the Treasury market and reduce those higher quality securities that no longer offer compelling a risk/return trade-off at current levels. Similarly, we will continue to capitalize on the strength in the lower quality names to reduce riskier credits where we believe the market technicals have gotten ahead of the fundamentals. The proceeds of these sales will be selectively reinvested in the new issue market where, we believe, the majority of opportunity and supply currently exists. As we stated six -months ago, the quality of the issuers in the market today is better than we have seen in over five years, largely due to the attrition of many of the over-leveraged business plans that tapped the market in the late 1990's and early 2000's.


Robert L. Cook, CFA                        Thomas G. Hauser, CFA
Senior Vice President,                     Vice President
Director of Research                       Portfolio Manager
Conseco Capital Management, Inc.           Conseco Capital Management, Inc.

Robert Cook, CFA, Senior Vice President at Conseco Capital Management, Inc. ("CCM"), and Thomas G. Hauser, CFA, Vice President at CCM, co-manage the Fund, as well as help manage institutional and affiliated high-yield portfolios for CCM.

Cook joined CCM in 1994 and has a bachelor's degree in finance from Indiana University. He previously served as a financial analyst at PNC Securities Corp.

Hauser came to CCM in 2001 from Van Kampen Investments where he comanaged High Income Trusts I and II, as well as the Van Kampen Income Trust Fund. In addition to comanaging this Fund, he assists in the management of other high-yield and CBO portfolios.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco High Yield Fund is 5.75% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The Merrill Lynch High Yield Master II Index is an unmanaged market capitalization weighted index of all domestic and Yankee high yield bonds.

Conseco High Yield Fund                                       CONSECO FUND GROUP
--------------------------------------------------------------------------------
(unaudited)                                                 2003 Mid-Year Report

[CHART]

                Conseco High Yield Fund                     ML High Yield
   DATE                (Class A Shares)                   Master II Index
   ----                ----------------                   ---------------
  1/2/98                      $9,425.07                        $10,000.00
 1/30/98                      $9,686.62                        $10,159.00
 2/27/98                      $9,918.38                        $10,200.65
 3/31/98                     $10,194.84                        $10,297.56
 4/30/98                     $10,309.39                        $10,341.84
 5/29/98                     $10,338.13                        $10,403.89
 6/30/98                     $10,458.23                        $10,457.99
 7/31/98                     $10,559.72                        $10,524.92
 8/31/98                      $9,845.04                         $9,993.41
 9/30/98                      $9,876.88                        $10,019.39
10/30/98                      $9,479.73                         $9,805.98
11/30/98                      $9,971.60                        $10,314.91
12/31/98                     $10,043.22                        $10,296.34
 1/29/99                     $10,348.83                        $10,435.35
 2/26/99                     $10,436.44                        $10,364.39
 3/31/99                     $10,546.91                        $10,484.61
 4/30/99                     $10,819.65                        $10,676.48
 5/28/99                     $10,568.78                        $10,578.26
 6/30/99                     $10,557.96                        $10,551.81
 7/30/99                     $10,652.20                        $10,565.53
 8/31/99                     $10,508.06                        $10,453.53
 9/30/99                     $10,504.87                        $10,411.72
10/29/99                     $10,587.73                        $10,355.50
11/30/99                     $10,835.64                        $10,490.12
12/31/99                     $10,950.08                        $10,553.06
 1/31/00                     $10,894.52                        $10,516.12
 2/29/00                     $11,062.21                        $10,538.21
 3/31/00                     $10,893.88                        $10,383.30
 4/28/00                     $10,607.82                        $10,383.30
 5/31/00                     $10,220.95                        $10,252.47
 6/30/00                     $10,619.07                        $10,450.34
 7/31/00                     $10,666.97                        $10,506.77
 8/31/00                     $10,580.05                        $10,609.74
 9/29/00                     $10,522.37                        $10,518.49
10/31/00                     $10,304.09                        $10,184.00
11/30/00                      $9,583.45                         $9,793.96
12/31/00                      $9,773.99                        $10,017.26
 1/31/01                     $10,339.75                        $10,651.35
 2/28/01                     $10,435.59                        $10,813.25
 3/30/01                     $10,252.95                        $10,596.99
 4/30/01                     $10,137.20                        $10,452.87
 5/31/01                     $10,260.48                        $10,636.84
 6/29/01                     $10,071.32                        $10,357.09
 7/31/01                     $10,165.40                        $10,525.91
 8/31/01                     $10,305.38                        $10,609.07
 9/28/01                      $9,538.32                         $9,875.98
10/31/01                      $9,839.52                        $10,192.01
11/30/01                     $10,205.02                        $10,550.77
12/31/01                     $10,241.35                        $10,467.42
 1/31/02                     $10,234.38                        $10,524.99
 2/28/02                     $10,060.07                        $10,386.06
 3/28/02                     $10,404.07                        $10,647.79
 4/30/02                     $10,479.77                        $10,818.15
 5/31/02                     $10,484.67                        $10,735.93
 6/28/02                      $9,702.57                         $9,904.97
 7/31/02                      $9,455.53                         $9,520.66
 8/30/02                      $9,576.92                         $9,758.68
 9/30/02                      $9,273.59                         $9,606.44
10/31/02                      $9,456.74                         $9,525.75
11/29/02                     $10,261.21                        $10,121.11
12/31/02                     $10,430.59                        $10,268.87
 1/31/03                     $10,835.29                        $10,576.94
 2/28/03                     $10,989.09                        $10,719.73
 3/31/03                     $11,255.77                        $11,002.73
 4/30/03                     $11,853.44                        $11,641.99
 5/30/03                     $12,043.79                        $11,775.87
 6/30/03                     $12,381.63                        $12,105.60

The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/03. Past performance does not guarantee future results.


Average  annual  total  return(1)  (as of 06/30/03)

                          Inception      Year-to-                       Since
                            date           Date    1 year    5 years  inception
                            ----           ----    ------    -------  ----------
High Yield A . . . . . . 01/02/1998       11.91%   20.22%     2.22%      3.96%
High Yield B . . . . . . 02/19/1998       13.39%   21.99%     2.67%      3.64%
High Yield C . . . . . . 02/19/1998       16.26%   24.75%     2.72%      3.54%
High Yield Y . . . . . . 03/02/1998       19.01%   28.39%     4.00%      4.78%
MLHY  Master  II  Index .01/02/1998       17.88%   22.20%     2.96%      3.53%

Conseco High Yield Fund
--------------------------------------------------------------------------------
Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
COMMON STOCKS (0.5%)
Industrial, Commercial Machinery, Computer
Equipment (0.2%)
53,971         Dictaphone Corp. . . . . . . . . .            $      229,377
                                                             --------------
Transit & Passenger Transportation (0.3%)
54,211         Laidlaw International, Inc.  . . .                   398,993
                                                             --------------
               Total common stocks
               (cost $5,163,921) . . . . . . . . .                  628,370
                                                             --------------
PRIVATE PLACEMENT WARRANTS (0.0%)
Chemicals and Allied Products (0.0%)
945            Solutia, Inc., expire
               07/15/2009,
               (Acquired 10/31/2002; cost $0) . . .                     473
                                                             --------------
Industrial, Commercial Machinery, Computer
Equipment (0.0%)
48,724         Dictaphone Corp., expire 03/28/2006,
               (Acquired 08/08/2002; cost $0) . .                     2,436
                                                             --------------
               Total private placement
               warrants
               (cost $0) . . . . . . . . . . . . .                    2,909
                                                             --------------
CORPORATE BONDS (88.8%)
Amusement and Recreation Services (3.5%)
$1,000,000     Boca Resorts, Inc., 9.875%,
               due 04/15/2009 . . . . . . . . . .                 1,082,500
               . . . . .
500,000        Premier Parks, Inc., 9.750%,
               due 06/15/2007 . . . . . . . . . .                   497,500
               . . . . .
255,000        Six Flags, Inc., 8.875%,
               due 02/01/2010, (a) Cost - $996,440;
               Acquired - 02/01/2002 . . . . . . .                  246,075
               . . .
1,400,000      Six Flags, Inc., 9.750%,
               due 04/15/2013, (a) Cost - $1,400,000;
               Acquired - 04/09/2003 . . . . . . .                1,393,000
               . . .
1,260,000      Trump Atlantic City Associates,
               11.250%,
               due 05/01/2006 (c ) . . . . . . . .                  995,400
               . . . .
710,000        Venetian Casino, 11.000%,
               due 06/15/2010, (a) Cost - $945,000;
               Acquired - 05/22/2002 . . . . . . .                  804,075
                                                             --------------
                                                                  5,018,550
                                                             --------------
Apparel and Other Finished Products (2.2%)
1,305,000      Levis Strauss & Co., 12.250%,
               due 12/15/2012, (a) Cost - $1,040,030;
               Acquired - 11/26/2002 . . . . . . .                1,092,937

515,000        Oxford Industries, Inc.,
               8.875%,
               due 06/01/2011, (a) Cost - $511,328;
               Acquired - 05/06/2003 . . . . . . .                  543,325

1,030,000      Phillips Van Heusen Corp., 8.125%,
               due 05/01/2013, (a) Cost - $1,030,000;
               Acquired - 04/30/2003 . . . . . . .                1,062,188

470,000        Warnaco, Inc., 8.875%,
               due 06/15/2013, (a) Cost - $470,000;
               Acquired - 06/05/2003 . . . . . . .                  488,800
                                                             --------------
                                                                  3,187,250
                                                             --------------
Building Contruction, General Construction (0.7%)
905,000        D.R. Horton, Inc., 8.500%,
               due 04/15/2012 . . . . . . . . . .                 1,022,650
                                                             --------------
SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Business Services (2.5%)
$  675,000     Cendant Corp., 7.375%,
               due 01/15/2013 . . . . . . . . . .            $      796,500

   600,000     H&E Equipment/Finance, 11.125%,
               due 06/15/2012, (a) Cost - $873,514;
               Acquired - 06/03/2002 . . . . . . .                  531,000
               . . .
 1,075,000     Time Warner, Inc., 9.125%,
               due 01/15/2013 . . . . . . . . . .                 1,379,606
               . . . . .
   845,000     Universal Hospital Services, Inc.,
               10.250%,
               due 03/01/2008 . . . . . . . . . .                   874,575
                                                             --------------
                                                                  3,581,681
                                                             --------------
Chemicals and Allied Products (6.3%)
   770,000     Ethyl Corp., 8.875%,
               due 05/01/2010, (a) Cost - $770,000;
               Acquired - 04/15/2003 . . . . . . .                  789,250

   644,000     HMP Equity Holdings Corp., 0.000%,
               due 05/15/2008 . . . . . . . . . .                   328,440

   570,000     Huntsman ICI Chemicals, 10.125%,
               due 07/01/2009 . . . . . . . . . .                   550,050

   250,000     Huntsman International., LLC,
               9.875%,
               due 03/01/2009, (a) Cost - $262,818;
               Acquired - 04/03/2003 . . . . . . .                  261,250

   700,000     Lyondell Chemical Co., 10.875%,
               due 05/01/2009 . . . . . . . . . .                   654,500

   980,000     Lyondell Chemical Co., 11.125%,
               due 07/15/2012 . . . . . . . . . .                 1,009,400

 1,030,000     Polyone Corp., 8.875%,
               due 05/01/2012 . . . . . . . . . .                 1,009,400

   330,000     Solutia, Inc., 6.720%,
               due 10/15/2037 . . . . . . . . . .                   265,650

   945,000     Solutia, Inc., 11.250%,
               due 07/15/2009 . . . . . . . . . .                   822,150

 2,055,000     Terra Capital, Inc., 11.500%,
               due 06/01/2010, (a) Cost - $2,042,711;
               Acquired - 05/16/2003 . . . . . . .                1,900,875

   570,000     Terra Capital, Inc., 12.875%,
               due 10/15/2008 . . . . . . . . . .                   609,900

   825,000     Witco Corp., 6.875%,
               due 02/01/2026 . . . . . . . . . .                   717,750
                                                             --------------
                                                                  8,918,615
                                                             --------------

Communications by Phone, Television, Radio,
      Cable (19.8%)
2,110,000      AirGate PCS, Inc., STEP (b) 0.000%/
               13.500%, due 10/01/2009 (c) . . . .                1,002,250

1,100,000      American Tower Corp., 5.000%,
               due 02/15/2010 . . . . . . . . . .                   946,000

  830,000      Can West Media, Inc., 7.625%,
               due 04/15/2013, (a) Cost - $830,000;
               Acquired - 03/31/2003 . . . . . . .                  886,025

4,250,000      Charter Communications Holdings,
               LLC,
               STEP (b) 0.000%/13.500%,
               due 01/15/2011 . . . . . . . . . .                 2,231,250

  660,000      Crown Castle International Corp.,
               9.375%,
               due 08/01/2011 . . . . . . . . . .                   636,900

1,160,000      DirecTV Holdings/Finance, 8.375%,
               due 03/15/2013, (a) Cost - $1,160,000;
               Acquired - 02/25/2003 . . . . . . .                1,299,200

1,100,000      EchoStar DBS Corp., 9.375%,
               due 02/01/2009 . . . . . . . . . .                 1,178,375

1,380,000      Fairpoint Communications, 12.500%,
               due 05/01/2010 . . . . . . . . . .                 1,469,700

   The accompanying notes are an integral part of these financial statements.

Conseco High Yield Fund                                       CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Communications by Phone, Television, Radio,
Cable (cont.)
$1,500,000     Insight Communications, Inc., STEP
               (b)
               0.000% /12.250%,
               due 02/15/2011 . . . . . . . . . .            $    1,252,500

705,000        Intermedia Communications, Inc.,
               Series B,
               8.600%, due 06/01/2008 (c) . . . .                   525,225

1,325,000      Madison River Capital, LLC, 13.250%,
               due 03/01/2010 . . . . . . . . . .                 1,305,125

1,375,000      Nextel Communications, Inc., STEP
               (b)
               0.000%/9.950%, due 02/15/2008 . .                  1,443,750
1,000,000      Nextel Partners, Inc., 8.125%,
               due 07/01/2011, (a) Cost - $1,000,000;
               Acquired - 06/16/2003 . . . . . . .                1,002,500

4,065,000      Qwest Capital Funding, Inc., 7.250%,
               due 02/15/2011 . . . . . . . . . .                 3,353,625

1,000,000      Qwest Corp., 8.875%, due 03/15/2012,
               (a) Cost - $585,133;
               Acquired - 11/26/2002 . . . . . . .                1,122,500

770,000        Rogers Wireless, Inc., 9.625%,
               due 05/01/2011 . . . . . . . . . .                   889,350
               . . . . .
635,000        Sinclair Broadcast Group, 8.000%,
               due 03/15/2012, (a) Cost - $478,948;
               Acquired - 12/17/2002 . . . . . . .                  681,038

1,030,000      Spectrasite, Inc., 8.250%,
               due 05/15/2010, (a) Cost - $1,031,931;
               Acquired - 05/16/2003
               & 05/19/2003 . . . . . . . . . . .                 1,076,350

1,735,000      Sprint Capital Corp., 8.375%,
               due 03/15/2012 . . . . . . . . . .                 2,081,339

545,000        Triton PCS, Inc., 8.750%,
               due 11/15/2011 . . . . . . . . . .                   546,363

755,000        Triton PCS, Inc., 8.500%,
               due 06/01/2013, (a) Cost - $755,000;
               Acquired - 05/30/2003 . . . . . . .                  815,400

1,635,000      Vivendi Universal, 9.250%,
               due 04/15/2010, (a) Cost - $1,635,000;
               Acquired - 04/03/2003 . . . . . . .                1,867,987

1,880,000      Worldcom, Inc., 6.950%,
               due 08/15/2028 (c) . . . . . . . .                   559,299
                                                             --------------
                                                                 28,172,051
                                                             --------------
Eating and Drinking Places (0.7%)
925,000        Advantica Restaurant Group, Inc., 11.250%,
               due 01/15/2008 . . . . . . . . . .                   716,875

250,000        Domino's, Inc., 8.250%,
               due 07/01/2011, (a) Cost - $248,150;
               Acquired - 06/18/2003 . . . . . . .                  259,375
                                                             --------------
                                                                    976,250
                                                             --------------
Electric, Gas, Water, Cogeneration, Sanitary
Services (4.0%)
670,000        Allied Waste North America, 7.875%,
               due 01/01/2009 . . . . . . . . . .                   704,338

980,000        Browning-Ferris, 7.400%,
               due 09/15/2035 . . . . . . . . . .                   906,500

470,000        MSW Energy Holdings, 8.500%,
               due 09/01/2010, (a) Cost - $470,000;
               Acquired - 06/11/2003 . . . . . . .                  485,275

950,000        PG&E Corp., 6.875%,
               due 07/15/2008, (a) Cost - $950,000;
               Acquired - 06/27/2003 . . . . . . .                  985,625

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Electric, Gas, Water, Cogeneration, Sanitary
Services (     cont.)
$1,170,000     Southern Natural Gas, 8.875%,
               due 03/15/2010, (a) Cost - $1,155,000;
               Acquired - 02/28/2003 . . . . . . .        $       1,281,150

1,000,000      Transcontinental Gas Pipe Corp.,
               7.000%,
               due 08/15/2011 . . . . . . . . . .                 1,030,000

235,000        Williams Companies, Inc., 8.625%,
               due 06/01/2010 . . . . . . . . . .                   246,750
                                                             --------------
                                                                  5,639,638
                                                             --------------
Electronic, Other Electrical Equipment, except
Computers (8.5%)
1,000,000      Alamosa Delaware, Inc., 13.625%,
               due 08/15/2011 . . . . . . . . . .                   845,000

870,000        Alamosa PCS Holdings, Inc., STEP (b)
               0.000%/12.875%,
               due 02/15/2010 . . . . . . . . . .                   508,950

1,760,000      Celestica, Inc., 0.000% (d),
               due 08/01/2020 . . . . . . . . . .                   928,400

1,225,000      IPC Acquisition Corp., 11.500%,
               due 12/15/2009, (a) Cost - $1,050,000;
               Acquired - 12/14/2001 . . . . . . .                1,304,625

830,000        Nortel Networks Ltd., 6.125%,
               due 02/15/2006 . . . . . . . . . .                   809,250

1,160,000      Sanmina Corp., 10.375%,
               due 01/15/2010, (a) Cost - $1,160,000;
               Acquired - 12/18/2002 . . . . . . .                1,299,200

1,105,000      Soletron Corp., 0.000% (d),
               due 11/20/2020 . . . . . . . . . .                   618,800

1,339,000      TeleCorp PCS, Inc., STEP (b)
               0.000%/11.625%, due 04/15/2009 .                   1,392,560
499,000        TeleCorp PCS, Inc., 10.625%,
               due 07/15/2010 . . . . . . . . . .                   605,038

850,000        Tyco International Group, 6.775%,
               due 02/15/2011 . . . . . . . . . .                   905,250

2,710,000      Tyco International Ltd., 6.375%,
               due 10/15/2011 . . . . . . . . . .                 2,872,600
                                                             --------------
                                                                 12,089,673
                                                             --------------
Fabricated Metal Products, except Machinery and
Transportation Equipment (1.0%)
475,000        Jacuzzi Brands, Inc., 9.625%,
               due 07/01/2010, (a) Cost - $475,000;
               Acquired - 06/30/2003 . . . . . . .                  475,000

1,140,000      Park-Ohio Industries, Inc. 9.250%,
               due 12/01/2007 . . . . . . . . . .                   974,700
                                                             --------------
                                                                  1,449,700
                                                             --------------
Food and Kindred Products (0.8%)
930,000        Eagle Family Foods Co., Series B,
               8.750%,
               due 01/15/2008 . . . . . . . . . .                  637,050

500,000        Le-Nature's, Inc., 9.000%,
               due 06/15/2013 . . . . . . . . . .                   517,500
                                                             --------------
                                                                  1,154,550
                                                             --------------
Food Stores (0.3%)
475,000        Merisant Co., 9.500%,
               due 07/15/2013, (a) Cost - $475,000;
               Acquired - 06/27/2003 . . . . . . .                  494,000
                                                             --------------
General Merchandise Stores (0.4%)
550,000        JC Penney Co., Inc., 8.000%,
               due 03/01/2010 . . . . . . . . . .                   578,875
                                                             --------------

   The accompanying notes are an integral part of these financial statements.

Conseco High Yield Fund
Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----

Health Services (3.6%)
$ 805,000      HEALTHSOUTH Corp., 10.750%,
               due 10/01/2008 (c) . . . . . . . .            $      422,625

  810,000      HEALTHSOUTH Corp., 8.500%,
               due 02/01/2008 (c) . . . . . . . .                   639,900

  610,000      Matria Healthcare, 11.000%,
               due 05/01/2008 . . . . . . . . . .                   628,300

  830,000      Res-Care, Inc., 10.625%,
               due 11/15/2008 . . . . . . . . . .                   784,350

1,200,000      Tenet Healthcare Corp., 6.500%,
               due 06/01/2012 . . . . . . . . . .                 1,119,000

1,585,000      Tenet Healthcare Corp., 7.375%,
               due 02/01/2013 . . . . . . . . . .                 1,537,450
                                                             --------------
                                                                  5,131,625
                                                             --------------
Holding, Other Investment Offices (0.3%)
 365,000       Istar Financial, 8.750%,
               due 08/15/2008 . . . . . . . . . .                   382,446
                                                             --------------

Hotels, Other Lodging Places (3.2%)
1,120,000      Park Place Entertainment, 8.125%,
               due 05/15/2011 . . . . . . . . . .                 1,234,800

1,060,000      RFS Partnership, 9.750%,
               due 03/01/2012, (a) Cost - $1,470,000;
               Acquired - 02/21/2002 . . . . . . .                1,075,900

1,095,000      Starwood Hotel & Resorts, 7.375%,
               due 11/15/2015 . . . . . . . . . .                 1,137,431

  875,000      Vail Resorts, Inc., 8.750%,
               due 05/15/2009 . . . . . . . . . .                   918,750

  200,000      Vail Resorts, Inc., 8.750%,
               due 05/15/2009, (a) Cost - $831,361;
               Acquired - 11/16/01 . . . . . . . .                  210,000
                                                             --------------
                                                                  4,576,881
                                                             --------------
Industrial, Commercial Machinery, Computer
      Equipment (2.5%)
1,650,000      Cummins Engine, Inc., 5.650%,
               due 03/01/2098 . . . . . . . . . .                 1,142,625

  600,000      Rexnord Corp., 10.125%,
               due 12/15/2012, (a) Cost - $370,000;
               Acquired - 11/19/2002 . . . . . . .                  663,000

  660,000      Terex Corp., 10.375%, due 04/01/2011                 732,600
1,000,000      Unova, Inc., 7.000%, due 03/15/2008                  936,250
                                                             --------------
                                                                  3,474,475
                                                             --------------
Insurance Carriers (0.4%)
  705,000      Fairfax Financial Holdings,
               7.375%,
               due 04/15/2018 . . . . . . . . . .                   620,400
                                                             --------------

Leather and Leather Products (0.8%)
1,145,000      Samsonite Corp., 10.750%,
               due 06/15/2008 . . . . . . . . . .                 1,176,485
                                                             --------------

Lumber and Wood Products, except Furniture (2.8%)
1,140,000      Georgia-Pacific Corp., 9.500%,
               due 12/01/2011 . . . . . . . . . .                 1,261,125
2,775,000      Georgia-Pacific Corp., 7.750%,
               due 11/15/2029 . . . . . . . . . .                 2,684,813
                                                             --------------
                                                                  3,945,938
                                                             --------------
Measuring Instruments, Photo Goods,
      Watches (0.2%)
  490,000      Hudson Respiratory Care, Inc.,
               9.125%,
               due 04/15/2008 . . . . . . . . . .                   276,850
                                                             --------------

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Miscellaneous Retail (0.5%)
$     720,000  Toys R Us, 7.625%, due 08/01/2011 .           $      773,265
                                                             --------------
Non-Depository Credit Institutions (1.1%)
1,425,000      Ford Motor Credit Corp., 7.600%,
               due 08/01/2005 . . . . . . . . . .                 1,496,105
                                                             --------------
Oil and Gas Extraction (3.2%)
1,025,000      Citgo Petroleum Corp., 11.375%,
               due 02/01/2011, (a) Cost - $1,090,528;
               Acquired - 03/28/2003 & 04/09/200                  1,148,000
  705,000      Dynegy Holdings, Inc., 6.750%,
               due 12/15/2005 . . . . . . . . . .                   669,750
               . . . . .
  880,000      Dynegy Holdings, Inc., 7.125%,
               due 05/15/2018 . . . . . . . . . .                   721,600
               . . . . .
  940,000      Houston Exploration Co., 7.000%,
               due 06/15/2013, (a) Cost - $940,000;
               Acquired - 06/05/2003 . . . . . . .                  975,250
               . . .
1,000,000      Pogo Producing Co., 8.750%,
               due 05/15/2007 . . . . . . . . . .                 1,035,000
                                                             --------------
                                                                  4,549,600
                                                             --------------
Paper and Allied Products (1.3%)
1,045,000      Mail-Well, Inc., 9.625%,
               due 03/15/2012, (a) Cost - $678,000;
               Acquired - 03/08/2002 . . . . . . .                1,105,087

  755,000      Pliant Corp., 11.125%,
               due 09/01/2009, (a) Cost - $758,187;
               Acquired - 05/22/2003
               & 05/23/2003 . . . . . . . . . . .                   805,963
                                                             --------------
                                                                  1,911,050
                                                             --------------
Personal Services (1.0%)
  470,000      Service Corp. International, 6.500%,
               due 03/15/2008 . . . . . . . . . .                   461,775
               . . . . .
  970,000      Service Corp. International, 6.875%,
               due 10/1/2007 . . . . . . . . . . .                  965,150
                                                             --------------
                                                                  1,426,925
                                                             --------------
Petroleum Refining and Related Industries (0.6%)
  770,000      Tesoro Petroleum Corp., 8.000%,
               due 04/15/2008, (a) Cost - $765,787;
               Acquired - 04/07/2003 & 04/09/2003                   793,100
                                                             --------------
Pipelines, except Natural Gas (0.4%)
  510,000      El Paso Production Holding, 7.750%,
               due 06/01/2013, (a) Cost - $510,000;
               Acquired - 05/20/2003 . . . . . . .                  511,275
                                                             --------------
Printing, Publishing, and Allied Industries (5.3%)
  230,000      Dex Media East, LLC, 9.875%,
               due 11/15/2009, (a) Cost - $230,000;
               Acquired - 10/30/2002 . . . . . . .                  257,600

  805,000      Dex Media East, LLC, 12.125%,
               due 11/15/2012, (a) Cost - $805,000;
               Acquired - 10/30/2002 . . . . . . .                  955,938

  600,000      Hollinger International Publishing,
               9.000%,
               due 12/15/2010, (a) Cost - $600,000;
               Acquired - 12/16/2002 . . . . . . .                  645,000

  970,000      Houghton Mifflin Co., 8.250%,
               due 02/01/2011, (a) Cost - $970,000;
               Acquired - 01/24/2003 . . . . . . .                1,028,200
               . . .
  405,000      Houghton Mifflin Co., 9.875%,
               due 02/01/2013, (a) Cost - $401,841;
               Acquired - 01/24/2003 . . . . . . .                  441,450
               . . .
   The accompanying notes are an integral part of these financial statements.

Conseco High Yield Fund                                       CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Printing, Publishing, and Allied Industries (cont.)
$ 810,000      Moore North American Finance, 7.875%,
               due 01/15/2011, (a) Cost - $804,321;
               Acquired - 03/11/2003 . . . . . . .           $      848,475

  580,000      Quebecor Media, Inc., 11.125%,
               due 07/15/2011 . . . . . . . . . .                   667,000

1,440,000      R.H. Donnelley Financial Corp.,
               10.875%,
               due 12/15/2012, (a) Cost - $1,440,000;
               Acquired - 11/26/2002 . . . . . . .                1,684,800

  925,000      Sun Media Corp., 7.625%,
               due 02/15/2013 . . . . . . . . . .                   989,750
                                                             --------------
                                                                  7,518,213
                                                             --------------
Railroad Transportation (0.6%)
  795,000      TFM SA DE CV, STEP (b) 0.000%/11.750%,
               due 06/15/2009 . . . . . . . . . .                   812,888
                                                             --------------
Real Estate Investment Trusts (REITS) (3.3%)
  480,000      Felcor Lodging LP, 9.500%,
               due 09/15/2008 . . . . . . . . . .                   498,000

1,040,000      Host Marriott LP, 9.500%,
               due 01/15/2007 . . . . . . . . . .                 1,123,200

  400,000      ISTAR Financial, Inc., 8.750%,
               due 08/15/2008 . . . . . . . . . .                   438,000

  400,000      JDN Realty Corp., 6.800%,
               due 04/01/2004 . . . . . . . . . .                   418,595

  875,000      JDN Realty Corp., 6.950%,
               due 08/01/2007 . . . . . . . . . .                   976,405

  525,000      Senior Housing Trust, 8.625%,
               01/15/2012 . . . . . . . . . . . .                   561,750

  585,000      Senior Housing Trust, 7.875%,
               due 04/15/2015 . . . . . . . . . .                   599,625
                                                             --------------
                                                                  4,615,575
                                                             --------------
Stone, Clay, Glass, and Construction (1.8%)
  465,000      Hexcel Corp., 9.750%,
               due 01/15/2009 . . . . . . . . . .                   465,000

  220,000      Hexcel Corp., 9.875%,
               due 10/01/2008, (a) Cost - $217,694;
               Acquired - 03/07/2003 . . . . . . .                  243,100

  515,000      Owens-Brockway Glass, 7.750%,
               due 05/15/2011, (a) Cost - $515,000;
               Acquired - 04/29/2003 . . . . . . .                  547,188

  775,000      Owens-Brockway Glass, 8.250%,
               due 05/15/2013, (a) Cost - $775,000;
               Acquired - 04/29/2003 . . . . . . .                  813,750

  515,000      Owens-Illinois, Inc., 7.500%,
               due 05/15/2010 . . . . . . . . . .                   507,275
                                                             --------------
                                                                  2,576,313
                                                             --------------
Transportation by Air (0.3%)
1,420,000      US Airways, Inc., 9.820%,
               due 01/01/2013 (c) . . . . . . . .                   352,480
                                                             --------------
Transportation Equipment (2.8%)
  980,000      Dana Corp., 9.000%,
               due 08/15/2011 . . . . . . . . . .                 1,065,750

  475,000      General Motors Corp., 7.125%,
               due 07/15/2013, (a) Cost - $471,799;
               Acquired - 06/26/2003 . . . . . . .                  473,133

  950,000      General Motors Corp., 8.375%,
               due 07/15/2033 . . . . . . . . . .                   933,081

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Transportation Equipment (cont.)
$ 950,000      United Components, Inc., 9.375%,
               due 06/15/2013, (a) Cost - $967,400;
               Acquired - 06/06/2003
               & 06/09/2003 . . . . . . . . . . .            $      990,375

  475,000      Vought Aircraft Industries, Inc.,
               8.000%,
               due 07/15/2011, (a) Cost - $475,000;
               Acquired - 06/27/2003 . . . . . . .                  470,549
                                                             --------------
                                                                  3,932,888
                                                             --------------
Water Transportation (1.1%)
1,540,000      Royal Caribbean Cruises, 8.000%,
               due 05/15/2010 . . . . . . . . . .                 1,609,300
                                                             --------------
Wholesale Trade - Durable Goods (1.05%)
  585,000      TRW Automotive, Inc., 11.000%,
               due 02/15/2013, (a) Cost - $585,000;
               Acquired - 02/06/2003 . . . . . . .                  640,575

  780,000      TRW Automotive, Inc., 9.375%,
               due 02/15/2013, (a) Cost - $780,000;
               Acquired - 02/06/2003 . . . . . . .                  850,200
                                                             --------------
                                                                  1,490,775
                                                             --------------
               Total corporate bonds
               (cost $117,905,286) . . . . . . . .              126,238,335
                                                             --------------

INTERNATIONAL/YANKEE (U.S. $ Denominated) (1.6%)
  810,000      Alliance Atlantis Communications,
               Inc.,
               13.000%, due 12/15/2009 . . . . . .                  927,450

  775,000      CanWest Media, Inc., 10.625%,
               due 05/15/2011 . . . . . . . . . .                   887,375

  470,000      Federative Republic of Brazil,
               10.250%,
               due 06/17/2013 . . . . . . . . . .                   450,025
                                                             --------------

               Total international/yankee
               (cost $2,060,160) . . . . . . . . .                2,264,850
                                                             --------------

PREFERRED STOCKS (5.3%)
Apparel and Other Finished Products (0.5%)
   29,065      Tommy Hilfiger USA, 9.000% . . . .                   727,497
                                                             --------------
Communications by Phone, Television, Radio,
      Cable (4.8%)
        9      Broadwing Communications,
               Series B, 12.500% . . . . . . . . .                    1,577

   18,578      CSC Holdings, Inc., 11.125%,     .                 1,908,890
               Series M
    2,086      Crown Castle International Corp.,
               PIK (b), 12.750% . . . . . . . . .                 2,289,880

        1      Intermedia Communications, Inc.,
               Series B, 13.500% . . . . . . . . .                       34

    2,001      Nextel Communications, Inc.,
               Series D, PIK (b), 13.000% . . . .                 2,128,564

      0.1870   Nextel Communications, Inc.,
               Series D, PIK (b), 11.125% . . . .                       200

    3,470      Sinclair Capital, 11.625% . . . . .                  366,085
                                                             --------------
                                                                  6,695,230
                                                             --------------

   The accompanying notes are an integral part of these financial statements.

Conseco High Yield Fund
Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Measuring Instruments, Photo Goods,
      Watches (0.0%)
      0.41     River Holding Corp., Series B . . .           $           --

               Total preferred stocks
               (cost $5,620,044) . . . . . . . . .                7,422,727
                                                             --------------

VARIABLE RATE BONDS AND CDS (2.4%)
$ 750,000      Credit Suisse First Boston (USA),
               Inc.,
               1.730%, due 07/05/2005 (e) . . . .                   748,798

1,000,000      Lehman Brothers Holdings, 1.760%,
               due 09/20/2004 (e) . . . . . . . .                 1,001,710

  749,926      Southtrust Bank, National
               Association,
               1.500%, due 05/24/2004 (e) . . . .                   750,968

  750,000      Toyota Motor Credit Corp., 1.490%,
               due 07/19/2005 (e) . . . . . . . .                   750,649
                                                             --------------

               Total variable rate bonds and CDs
               (cost $3,249,926) . . . . . . . . .                3,252,125
                                                             --------------

SHORT-TERM INVESTMENTS (30.5%)
   350,000     Aim Government Tax Advantage . . .                   350,000

36,942,904     Bank of America, Repurchase
               Agreement, 1.250%,
               due 07/01/2003 (e) . . . . . . . .                36,942,904

 6,390,000     Nations Cash Reserve . . . . . . .                 6,390,000
                                                             --------------

               Total short-term investments
               (cost $43,682,904)  . . . . . . . .               43,682,904
                                                             --------------
Total investments (cost $177,682,241) (129.1%) . .              183,492,220
                                                             --------------
Liabilities, less other assets (-29.1%) . . . . .               (41,385,893)
                                                             --------------
Total net assets (100.0%) . . . . . . . . . . . .              $142,106,327
                                                             --------------
----------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate.
(c)  Security in default.
(d)  Zero Coupon - Bonds that make no interest payments.
(e)  Securities  lending  collateral (Note 2).

Conseco Fixed Income Fund                                     CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report
Portfolio Managers' Review


How did the Fund perform relative to its benchmark?

     The Conseco Fixed Income Fund (Class A with load) returned 2.43% for the six months ended June 30, 2003. This compares to a 3.93% return for the benchmark Lehman Brothers Aggregate Bond Index for the same six-month period.(1)

What caused the variance in performance between the Fund and its benchmark?


     inclusion of the sales load in the return calculation. Fund performance is reduced by the inclusion of shareholder expenses, including sales loads and fees. Excluding the sales load, the Fund's return (Class A) would have been 7.83%, outperforming the benchmark index.

Which portfolio holdings enhanced the Fund's performance?

     For the six months ended June 30, 2003, the largest contribution to performance came as a result of our exposure to the Media, Telecom, and Utilities sectors. Also, our position in structured securities, particularly, the commercial mortgage backed securities (CMBS) sector performed well. Security selection played a big role in performance. Technical trading and company fundamentals drove the performance of corporate bonds. Specifically, our exposure to names such as Dynegy, Mirant, Qwest Communications, Sprint, Nortel, Quebecor, Telus and Tyco led the performance of the Fund.

Which holdings detracted from performance?

     For the six months ended June 30, 2003, the Fund was most negatively impacted by its exposure to the Tobacco sector, due to ratings downgrades. We sold our position in R.J. Reynolds before the bonds were downgraded by rating agencies. In addition, Fund performance was negatively affected by the Healthsouth default stemming from allegations of fraud and accounting irregularities.

What is your  outlook for the rest of the fiscal year?

     The key performance driver for the bond market in 2003 will be the directional move in interest rates. With the war in Iraq largely resolved, we expect to experience a modest improvement in the economy, resulting in a shift in asset flows from bonds into stocks. The volatility in the 30-year U.S.
Treasury bond was fairly strong as interest rates fell 65 basis points during the second quarter in anticipation of an easing by the Federal Reserve, only to rise sharply 40 basis points after the Federal Reserve cut rates 25 basis points at the end of June.

     Our strategic overweight to the corporate sector has been a solid contributor to performance this year and remains in place. In general, the corporate new issue calendar remains manageable as corporate America reduces balance sheet leverage. With the accounting scandals and corporate governance issues largely abating, the remainder of the year will focus on company operating fundamentals. Absent a shock to the financial system, which would include a terrorist attack on U.S. soil, we believe the corporate sector has the ability to continue to outperform over the second half of 2003. The sectors most critical to performance over the next six months include autos, cable/media, and telecom.


Gregory J. Hahn,  CFA                           Michael D. Richman,  CFA
Chief Investment Officer                        Second Vice President
Conseco Capital Management, Inc.                Portfolio Manager
                                                Conseco Capital Management, Inc.

Gregory J. Hahn, CFA and Michael D. Richman, CFA share the responsibility for managing the Fund. Hahn is the Chief Investment Officer for Conseco Capital Management, Inc. ("CCM") and chairs the Portfolio Management Group. Richman, a Second Vice President at CCM, co-manages the Fund and co-chairs CCM's Portfolio Management Group.

--------------------------------------------------------------------------------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return is shown with the applicable sales load or contingent-deferred sales charge. The maximum sales load for the Conseco Fixed Income Fund is 5.00% for Class A and 1.00% for Class C. The applicable contingent-deferred sales charge is 5.00% in year 1 and eliminated after year 6 for Class B, and the applicable contingent-deferred sales charge is 1.00% and eliminated after 12 months for Class C. The
     Lehman Brothers Aggregate Bond ("LBA") Index is an unmanaged index considered to be representative of the bond market in general.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------
(unaudited)

[CHART]

                 Conseco Fixed Income Fund        Lehman Brothers Aggregate
    DATE                  (Class A Shares)                       Bond Index
    ----                  ----------------                       ----------
  1/2/97                         $9,496.68                       $10,000.00
 1/31/97                         $9,572.65                       $10,031.00
 2/28/97                         $9,610.75                       $10,056.08
 3/31/97                         $9,515.03                        $9,944.46
 4/30/97                         $9,582.37                       $10,093.62
 5/30/97                         $9,688.84                       $10,189.51
 6/30/97                         $9,820.17                       $10,310.77
 7/31/97                        $10,088.61                       $10,589.16
 8/29/97                         $9,990.47                       $10,499.15
 9/30/97                        $10,133.48                       $10,653.49
10/31/97                        $10,252.23                       $10,807.96
11/28/97                        $10,295.03                       $10,857.68
12/31/97                        $10,320.02                       $10,967.34
 1/30/98                        $10,455.51                       $11,107.72
 2/27/98                        $10,473.94                       $11,098.84
 3/31/98                        $10,554.20                       $11,136.57
 4/30/98                        $10,616.22                       $11,194.48
 5/29/98                        $10,720.20                       $11,300.83
 6/30/98                        $10,782.83                       $11,396.89
 7/31/98                        $10,814.29                       $11,420.82
 8/31/98                        $10,877.54                       $11,606.98
 9/30/98                        $11,004.63                       $11,878.58
10/30/98                        $10,924.81                       $11,815.63
11/30/98                        $11,058.43                       $11,882.98
12/31/98                        $11,101.38                       $11,918.63
 1/29/99                        $11,220.98                       $12,003.25
 2/26/99                        $11,044.15                       $11,793.19
 3/31/99                        $11,126.33                       $11,858.05
 4/30/99                        $11,160.44                       $11,896.00
 5/28/99                        $11,039.34                       $11,791.31
 6/30/99                        $10,979.31                       $11,753.58
 7/30/99                        $10,979.76                       $11,704.22
 8/31/99                        $10,949.00                       $11,698.37
 9/30/99                        $11,032.30                       $11,834.07
10/29/99                        $11,063.63                       $11,877.85
11/30/99                        $11,099.67                       $11,876.66
12/31/99                        $11,071.04                       $11,819.66
 1/31/00                        $11,040.89                       $11,780.65
 2/29/00                        $11,160.75                       $11,923.20
 3/31/00                        $11,293.98                       $12,080.58
 4/28/00                        $11,254.90                       $12,045.55
 5/31/00                        $11,190.41                       $12,039.53
 6/30/00                        $11,466.74                       $12,289.95
 7/31/00                        $11,584.62                       $12,401.79
 8/31/00                        $11,762.80                       $12,581.61
 9/29/00                        $11,842.73                       $12,660.88
10/31/00                        $11,880.95                       $12,744.44
11/30/00                        $12,026.52                       $12,953.45
12/31/00                        $12,211.25                       $13,194.38
 1/31/01                        $12,460.71                       $13,409.45
 2/28/01                        $12,578.21                       $13,526.11
 3/30/01                        $12,650.96                       $13,593.74
 4/30/01                        $12,707.47                       $13,536.65
 5/31/01                        $12,849.78                       $13,617.87
 6/29/01                        $12,891.08                       $13,669.62
 7/31/01                        $13,191.22                       $13,975.82
 8/31/01                        $13,349.23                       $14,136.54
 9/28/01                        $13,351.01                       $14,300.52
10/31/01                        $13,590.76                       $14,599.40
11/30/01                        $13,389.02                       $14,397.93
12/31/01                        $13,269.61                       $14,305.79
 1/31/02                        $13,362.94                       $14,421.66
 2/28/02                        $13,431.98                       $14,561.55
 3/28/02                        $13,303.89                       $14,319.83
 4/30/02                        $13,454.04                       $14,597.64
 5/31/02                        $13,549.84                       $14,721.72
 6/28/02                        $13,409.32                       $14,849.79
 7/31/02                        $13,091.93                       $15,029.48
 8/30/02                        $13,429.58                       $15,283.48
 9/30/02                        $13,455.98                       $15,531.07
10/31/02                        $13,409.61                       $15,459.62
11/29/02                        $13,679.51                       $15,454.99
12/31/02                        $13,946.29                       $15,774.91
 1/31/03                        $14,124.38                       $15,789.10
 2/28/03                        $14,329.65                       $16,006.99
 3/31/03                        $14,435.89                       $15,994.19
 4/30/03                        $14,709.95                       $16,126.94
 5/30/03                        $14,923.42                       $16,426.90
 6/30/03                        $15,036.46                       $16,394.05


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Class A shares through 06/30/02. Past performance does not guarantee future results.

Average annual total return(1) (as of 06/30/03)
                            Inception   Year-to-                        Since
                                 date       Date   1 year 5 years   inception
                                 ----       ----   ------ -------   ---------
Fixed Income A      . . . .01/02/1997      2.43%    6.59%   5.79%       6.45%

Fixed Income B      . . . .03/20/1998      2.60%    6.66%   6.13%       6.38%

Fixed Income C      . . . .03/05/1998      5.48%    9.56%   6.27%       6.56%

Fixed Income Y      . . . .01/02/1997      8.05%   12.79%   7.50%       7.95%

LBA Index . . . . . . . . .01/02/1997      3.93%   10.40%   7.54%       7.90%


Conseco Fixed Income Fund                                     CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report
Schedule of Investments
December 31, 2002

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
CORPORATE BONDS (59.7%)
Building Construction, General Construction (0.1%)
$  131,000     Pulte Homes, Inc., 7.000%,
               due 12/15/2003 . . . . . . . . . .            $      132,855
                                                             --------------

Business Services (1.6%)
   635,000     AOL Time Warner, Inc., 7.700%,
               due 05/01/2032 . . . . . . . . . .                   744,141

   170,000     Cendant Corp., 7.750%,
               due 12/01/2003 . . . . . . . . . .                   200,600

   625,000     Cendant Corp., 6.875%,
               due 08/15/2006 . . . . . . . . . .                   699,687
                                                             --------------
                                                                  1,644,428
                                                             --------------
Chemicals and Allied Products (1.8%)
   235,000     Lyondell Chemical Co., Series A,
               9.625%,
               due 05/01/2007 . . . . . . . . . .                   242,050

   120,000     Polyone Corp., 10.625%,
               due 05/15/2010, (a) Cost - $120,000;
               Acquired - 04/30/2003 . . . . . . .                  117,600

   460,000     Solutia, Inc., 11.250%,
               due 07/15/2009 . . . . . . . . . .                   400,200
               . . . . .
   215,000     Terra Capital, Inc., 12.875%,
               due 10/15/2008 . . . . . . . . . .                   230,050

   715,000     Wyeth, Inc., 5.250%,
               due 03/15/2013 . . . . . . . . . .                   756,986
                                                             --------------
                                                                  1,746,886
                                                             --------------
Communications by Phone, Television, Radio,
      Cable (9.9%)
   165,000     AT&T Wireless Services, Inc.,
               8.750%,
               due 03/01/2031 . . . . . . . . . .                   204,677

   414,000     Chancellor Media CCU, 8.000%,
               due 11/01/2008 . . . . . . . . . .                   483,345

   191,000     Clear Channel Communications, Inc.,
               6.625%, due 06/15/2008 . . . . . .                   217,954

   505,000     Comcast Corp., 7.050%,
               due 03/15/2033 . . . . . . . . . .                   563,100

   410,000     Cox Enterprises, 4.375%,
               due 05/01/2008, (a) Cost - $409,733;
               Acquired - 04/14/2003 . . . . . . .                  426,801

   340,000     Crown Castle International Corp.,
               9.375%,
               due 08/01/2011 . . . . . . . . . .                   328,100

   540,000     Deutsche Telcom International Finance,
               Inc.,
               8.250%, due 06/15/2030 . . . . . .                   690,480

   330,000     DirecTV Holdings, 8.375%,
               due 03/15/2013, (a) Cost - $330,000;
               Acquired - 02/25/2003 . . . . . . .                  369,600

   175,000     EchoStar Broadband Corp., 10.375%,
               due 10/01/2007 . . . . . . . . . .                   194,687

   285,000     France Telecom, 8.750%,
               due 06/01/2006 . . . . . . . . . .                   321,759

   200,000     Insight Midwest LLP, 10.500%,
               due 11/01/2010 . . . . . . . . . .                   220,500

   400,000     Nextel Communications, Inc., 9.375%,
               due 11/15/2009 . . . . . . . . . .                   431,500

 1,000,000     Qwest Capital Funding, Inc., 7.500%,
               due 11/01/2008 . . . . . . . . . .                   930,000

   990,000  Qwest Capital Funding, Inc., 7.250%,
            due 02/15/2011 . . . . . . . . . .                      816,750

   760,000  Sprint Capital Corp., 6.900%,
               due 05/01/2019 . . . . . . . . . .                   798,384

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Communications by Phone, Television, Radio,
      Cable (cont.)
$  440,000     Sprint Capital Corp., 6.875%,
               due 11/15/2028 . . . . . . . . . . . .        $      443,010

   350,000     Tele-Communications, Inc., 9.80%,
               due 02/01/2012 . . . . . . . . . . . .               464,357

 1,065,000     Telus Corp, 8.000%,
               due 06/01/2011 . . . . . . . . . . . .             1,235,400

   235,000     Triton PCS, Inc., 8.500%,
               due 06/01/2013, (a) Cost - $235,000;
               Acquired - 05/30/2003 . . . . . . . .                253,800

   520,000     Verizon Global, 4.000%,
               due 01/15/2008 . . . . . . . . . . . .               543,567
                                                             --------------
                                                                  9,937,771
                                                             --------------
Depository Institutions (0.5%)
   520,000     JP Morgan Chase & Co., 4.000%,
               due 02/01/2008 . . . . . . . . . . . .               544,242
                                                             --------------
Eating and Drinking Places (1.0%)
   875,000     Yum! Brands, Inc., 7.700%,
               due 07/01/2012 . . . . . . . . . . . .             1,001,893
                                                             --------------
Electric, Gas, Water, Cogeneration, Sanitary
      Services (10.4%)
   410,000     Allied Waste North America, 8.875%,
               due 04/01/2008 . . . . . . . . . . . .               446,900

   800,000     AMERENENERGY Generating, Series C,
               7.750%, due 11/01/2005 . . . . . . . .               896,347
   745,000     Avon Energy Partners Holdings, 7.050%,
               due 12/11/2007, (a) Cost - $734,524;
               Acquired - 01/14/2002 . . . . . . . .                642,562

   315,000     Cilcorp, Inc., 8.700%,
               due 10/15/2009 . . . . . . . . . . . .               394,338

   355,000     Cinergy Corp., 6.250%,
               due 09/01/2004 . . . . . . . . . . . .               372,867

   500,000     Detroit Edison Co., 5.050%,
               due 10/01/2005 . . . . . . . . . . . .               534,183
               . . .
   450,000     Dominion Resources, Inc., 4.125%,
               due 02/15/2008 . . . . . . . . . . . .               471,583
               . . .
   200,000     Duke Captial Corp., 6.250%,
               due 02/15/2013 . . . . . . . . . . . .               212,994
               . . .
   615,000     Duke Energy Field Services, 5.750%,
               due 11/15/2006 . . . . . . . . . . . .               741,447
               . . .
   330,000     First Energy Corp., 7.375%,
               due 11/15/2031 . . . . . . . . . . . .               371,017

   510,000     Kansas City Power & Light, 7.125%,
               due 12/15/2005 . . . . . . . . . . . .               568,025

   286,249     Mirant Mid-Atlantic, Series B, 9.125%,
               due 06/30/2017 . . . . . . . . . . . .               278,805

   745,000     Niagara Mohawk Power Co., 5.375%,
               due 10/01/2004 . . . . . . . . . . . .               778,549

   575,000     Pinnacle West Capital Corp., 6.400%,
               due 04/01/2006 . . . . . . . . . . . .               621,651

   350,000     PSI Energy, Inc., 6.650%,
               due 06/15/2006 . . . . . . . . . . . .               385,061

   595,000     Sempra Energy, Inc., 6.950%,
               due 12/01/2005 . . . . . . . . . . . .               659,784

   320,000     Southern Natural Gas Co, 7.350%,
               due 02/15/2031, (a) Cost - $103,654;
               Acquired - 02/28/2003 . . . . . . . .                350,400

   770,000     Southwestern Public Service Co, Series
               B, 5.125%, due 11/01/2006 . . . . . .                816,344

   The accompanying notes are an integral part of these financial statements.


Conseco Fixed Income Fund
Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                               VALUE
----------------                                               -----
Electric, Gas, Water, Cogeneration, Sanitary
      Services cont.)
      (
$ 255,000      Texas Eastern Transmissions LP,
               7.000%,
               due 07/15/2032 . . . . . . . . . . .          $      291,984

  525,000      USA Waste Services, Inc., 7.125%,
               due 10/01/2007 . . . . . . . . . . .                 602,881
                                                             --------------
                                                                 10,437,722
                                                             --------------
Electronic, Other Electrical Equipment, except
      Computers (3.0%)
  825,000      Celestica, Inc. 0.000% (b),
               due 08/01/2020 . . . . . . . . . . .                 435,187

  455,000      Nortel Networks Ltd., 6.125%,
               due 02/15/2006 . . . . . . . . . . .                 443,625

  312,000      TeleCorp PCS, Inc., 10.625%,
               due 07/15/2010 . . . . . . . . . . .                 378,300

  730,000      Tyco International Group, 0.000%,
               11/17/2020 . . . . . . . . . . . . .                 559,362

1,165,000      Tyco International Group, 6.875%,
               01/15/2029 . . . . . . . . . . . . .               1,177,815
                                                             --------------
                                                                  2,994,289
                                                             --------------

Food and Kindred Products (1.3%)
  430,000      Conagra Foods, Inc., 7.400%,
               due 09/15/2004 . . . . . . . . . . .                 458,098
  345,000      Kraft Foods, Inc., 6.250%,
               due 06/01/2012 . . . . . . . . . . .                 390,935
  400,000      Tyson Foods, Inc., 8.250%,
               due 10/01/2011 . . . . . . . . . . .                 474,339
                                                             --------------
                                                                  1,323,372
                                                             --------------
Food Stores (0.4%)
  340,000      Albertson's, Inc., 6.550%,
               due 08/01/2004 . . . . . . . . . . .                 354,368
                                                             --------------

General Merchandise Store (0.4%)
  355,000      JC Penney Co., Inc., 8.000%,
               due 03/01/2010 . . . . . . . . . . .                 373,637
                                                             --------------

Health Services (0.9%)
  625,000      HCA, Inc., 8.750%, due 09/01/2010 . .                729,040
  250,000      HEALTHSOUTH Corp., 8.500%,
               due 02/01/2008 (c) . . . . . . . . .                 197,500
                                                             --------------
                                                                    926,540
                                                             --------------
Hotels, Other Lodging Places (1.9%)
  495,000      Hyatt Equities LLC, 6.875%,
               due 06/15/2007, (a) Cost - $493,827;
               Acquired - 6/12/2002 . . . . . . . .                 515,964
               . . .
  340,000      MGM Mirage, 6.875%,
               due 02/06/2008 . . . . . . . . . . .                 365,500
               . . . .
  390,000      Marriott International, Inc., 7.875%,
               due 09/15/2009 . . . . . . . . . . .                 473,885
               . . . .
  150,000      Park Place Entertainment, 8.875%,
               due 09/15/2008 . . . . . . . . . . .                 165,750
               . . . .
  310,000      Vail Resorts, Inc., 8.750%,
               due 05/15/2009, (a) Cost - $299,287;
               Acquired - 11/16/2001 . . . . . . .                  325,500
                                                             --------------
                                                                  1,846,599
                                                             --------------
Insurance Carriers (3.7%)
  785,000      American International Group, 2.875%,
               due 05/15/2008, (a) Cost - $780,658;
               Acquired - 05/08/2003 . . . . . . .                  782,456

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Insurance Carriers (cont.)
$ 500,000      John Hancock Financial Services,
               5.625%, due 12/01/2008 . . . . . .            $      556,236

  375,000      Protective Life US Funding Trust,
               5.875%,
               due 08/15/2006, (a) Cost - $377,970;
               Acquired - 08/28/2001 . . . . . . .                  415,835

  580,000      Prudential Financial, Inc., 5.750%,
               due 07/15/2033 . . . . . . . . . .                   575,644

  750,000      RenaissanceRe Holdings, Ltd.,
               7.000%,
               due 07/15/2008 . . . . . . . . . .                   848,181

  465,000      TGT Pipeline LLC, 5.200%,
               due 06/01/2018, (a) Cost - $463,800;
               Acquired - 05/22/2003 . . . . . . .                  464,734
                                                             --------------
                                                                  3,643,086
                                                             --------------

Lumber and Wood Products, except Furniture (2.2%)
1,505,000      Georgia - Pacific Corp., 7.750%,
               due 11/15/2029 . . . . . . . . . .                 1,456,087

  640,000      Weyerhauser Co., 5.950%,
               due 11/01/2008 . . . . . . . . . .                   716,883
                                                             --------------
                                                                  2,172,970
                                                             --------------
Measuring Instruments, Photo Goods, Watches (1.1%)
  305,000      Guidant Corp., 6.150%,
               due 02/15/2006 . . . . . . . . . .                   331,285

  250,000      Raytheon Co., 6.300%,
               due 03/15/2005 . . . . . . . . . .                   267,117

  500,000      Steers Credit Backed 2002 - F1,
               8.500%,
               due 03/01/2007, (a) Cost - $499,840;
               Acquired - 01/31/2002 . . . . . . .                  455,000
                                                             --------------
                                                                  1,053,402
                                                             --------------
Miscellaneous Manufacturing Industries (0.3%)
  270,000      CIT Group Holdings, 7.750%,
               due 04/02/2012 . . . . . . . . . .                   322,464
                                                             --------------
Miscellaneous Retail (0.7%)
  635,000      Toys R Us, 7.625%, due 08/01/2011 .                  681,977
                                                             --------------
Non-Depository Credit Institutions (2.5%)
  400,000      Aristar, Inc., 5.850%, due                           410,437
               01/27/2004 .
  375,000      Countrywide Home Loan, 6.250%,
               due 04/15/2009 . . . . . . . . . .                   430,567

  695,000      Gemstone Investors Ltd., 7.710%,
               due 10/31/2004, (a) Cost - $699,451;
               Acquired - 10/25/2001 . . . . . . .                  695,000

  345,000      Household Finance Corp., 6.375%,
               due 11/27/2012 . . . . . . . . . .                   357,565

  535,000      MBNA Corp., 6.250%,
               due 01/17/2007 . . . . . . . . . .                   588,754
                                                             --------------
                                                                  2,482,323
                                                             --------------
Oil and Gas Extraction (0.6%)
  540,000      Petroleos Mexicanos, 6.500%,
               due 02/01/2005, (a) Cost - $598,230;
               Acquired - 08/15/2001 . . . . . . .                  575,100
                                                             --------------
Personal Services (0.6%)
  600,000      Service Corp. International, 7.700%,
               due 04/15/2009, (a) Cost - $754,628,
               Acquired - 09/25/2002 . . . . . . .                  615,000
                                                             --------------
Pipe Lines, except Natural Gas (1.2%)
      536,000  Dynegy-Roseton Danskamme, 7.670%,
               due 11/08/2016 . . . . . . . . . .                   434,495

   The accompanying notes are an integral part of these financial statements.

Conseco Fixed Income Fund                                     CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Pipe Lines, except Natural Gas (cont.)
$ 680,000      Northern Border Pipeline, 6.250%,
               due 05/01/2007, (a) Cost - $1,379,351;
               Acquired - 4/23/2002 . . . . . . . . .        $      744,785
                                                             --------------
                                                                  1,179,280
                                                             --------------
Printing, Publishing, and Allied Industries (2.2%)
  160,000      Moore North American Finance, 7.875%,
               due 01/15/2011, (a) Cost - $158,878;
               Acquired - 03/11/2003 . . . . . . . .                167,600

  225,000      News America, Inc., 7.280%,
               due 06/30/2028 . . . . . . . . . . . .               255,827

  460,000      News America, Inc., 7.625%,
               due 11/30/2028 . . . . . . . . . . . .               543,889

  725,000      Quebecor Media, Inc., 11.125%,
               due 07/15/2011 . . . . . . . . . . . .               833,750

  115,000      R.H. Donnelley Financial Corp., 8.875%,
               due 12/15/2010, (a) Cost - $115,000;
               Acquired - 11/26/02 . . . . . . . . .                127,650

  210,000      R.H. Donnelley Financial Corp.,
               10.875%,
               due 12/15/2012, (a) Cost - $210,000;
               Acquired - 11/26/02 . . . . . . . . .                245,700
                                                             --------------
                                                                  2,174,416
                                                             --------------
Real Estate Investment Trusts (REITS) (6.7%)
  685,000      Avalon Bay Communities, Inc., 6.800%,
               due 07/15/2006 . . . . . . . . . . . .               769,984

  625,000      Duke Realty Corp., 7.375%,
               due 09/22/2005 . . . . . . . . . . . .               684,974

  440,000      EOP Operating, LP, 8.375%,
               due 03/15/2006 . . . . . . . . . . . .               504,799

  455,000      ERP Operating, LP, 7.100%,
               due 06/23/2004 . . . . . . . . . . . .               478,139

  230,000      Health Care REIT, Inc., 7.500%,
               due 08/15/2007 . . . . . . . . . . . .               245,968

  465,000      Hospitality Properties, 6.750%,
               due 02/15/2013 . . . . . . . . . . . .               494,018

  350,000      ISTAR Financial, Inc., 8.750%,
               due 08/15/2008 . . . . . . . . . . . .               383,250

  590,000      JDN Realty Corp, 6.800%,
               due 04/01/2004 . . . . . . . . . . . .               617,428

  555,000      New Plan Excel Realty, 5.875%,
               due 06/15/2007 . . . . . . . . . . . .               595,268

  535,000      Post Apartment Homes, 6.850%,
               due 03/16/2015 . . . . . . . . . . . .               566,290

  330,000      Prologis, 6.700%, due 04/15/2004 . . .               344,672

  895,000      Senior Housing Trust, 8.625%,
               due 01/15/2012 . . . . . . . . . . . .               957,650
                                                             --------------
                                                                  6,642,440
                                                             --------------
Real Estate Operators, Agents, Managers (0.1%)
  100,000      Regency Centers, LP, 7.400%,
               due 04/01/2004 . . . . . . . . . . . .               104,387
                                                             --------------
Rubber & Miscellaneous Plastic Products (0.9%)
                        400,000 Sealed Air Corp., 5.625%,
                      due 07/15/2013, (a) Cost - $398,652;
               Acquired - 06/26/2003 . . . . . . . .                404,264

  480,000      Sealed Air Corp., 6.875%,
               due 07/15/2033, (a) Cost - $478,282,
               Acquired - 06/26/2003 . . . . . . . .                491,098
                                                             --------------
                                                                    895,362
                                                             --------------

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
Tobacco Products (0.4%)
$ 350,000      Universal Corp., Series B, 7.500%,
               due 01/26/2004 . . . . . . . . . .            $      361,005
                                                             --------------
Transportation Equipment (1.4%)
  400,000      Dana Corp, 7.000%,
               due 03/15/2028 . . . . . . . . . .                   350,500

1,100,000      General Motors Corp., 8.375%,
               due 07/15/2033 . . . . . . . . . .                 1,080,409
                                                             --------------
                                                                  1,430,909
                                                             --------------
Wholesale Trade - Non-Durable Goods (1.2%)
  320,000      Cardinal Health, Inc., 4.000%,
               due 06/15/2015 . . . . . . . . . .                   307,190

  505,000      DIMON, Inc., 9.625%,
               due 10/15/2011 . . . . . . . . . .                   558,026

  330,000      Safeway, Inc., 7.250%,
               due 09/15/2004 . . . . . . . . . .                   350,753
                                                             --------------
                                                                  1,215,969
                                                             --------------
               Total corporate bonds
               (cost $54,567,043) . . . . . . . .                58,814,692
                                                             --------------

MUNICIPAL BONDS (5.6%)
  745,000      California County, 7.500%,
               due 06/01/2019 . . . . . . . . . .                   740,731

  300,000      Decatur Texas Hospital Authority
               Hospital,
               Revenue 7.750%, due 09/01/2009 .                     328,287
  595,000      Duarte California Certificate of Participation,
               6.250%, due 04/01/2005 . . . . . .                   632,301

  403,922      Educational Enhancement Funding
               Corp.,
               6.720%, due 06/01/2025 . . . . . .                   381,533

  630,000      Eufaula Ala, 4.000%, due 08/15/2012                  653,890

  535,000      Indiana State Dev. Fin. Auth. Rev.,
               5.500%,
               due 01/01/2033 . . . . . . . . . .                   533,448

  455,000      San Diego California Community
               College,
               1.340%, due 05/01/2004 . . . . . .                   454,477

  545,000      Sisters of Providence Obligated
               Group,
               Revenue, 7.470%, due 10/01/2007 .                    637,345
  615,000      Tobacco Settlement Fin. Corp.,
               5.920%,
               due 06/01/2012 . . . . . . . . . .                   600,854

  609,382      Tobacco Settlement Fin Corp.,
               6.360%,
               due 05/15/2025 . . . . . . . . . .                   587,834
                                                             --------------
               Total municipal bonds
               (cost $5,454,437) . . . . . . . . .                5,550,700
                                                             --------------

ASSET BACKED SECURITIES (9.7%)
  685,000      Deutsche Mortgage and Asset
               Receiving Corp., 98-C1, A2, 6.538%,
               due 06/15/2031 . . . . . . . . . .                   774,175

  800,000      Centex Home Equity, 2001-A A6, 6.250%,
               due 04/25/2031 . . . . . . . . . .                   852,451

  3,145        Chase Funding Mortgage Loan, 99-2
               IA2,
               6.860%, due 12/26/2024 . . . . . .                     3,200

  600,000      Chase Funding Mortgage Loan, 2001-3
               1A4, 5.602%, due 05/25/2027 . . . .                  627,453
  487,000      Chase Funding Mortgage Loan, 2002-19
               2A3, 6.020%, due 07/25/2032 . . . .                  497,378

   The accompanying notes are an integral part of these financial statements.

Conseco Fixed Income Fund
--------------------------------------------------------------------------------
Schedule of Investments
June 30, 2003

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
ASSET BACKED SECURITIES (cont.)
$ 703,770      CMAT 1999-C1 A1, #1999CA, 6.250%,
               due 01/17/2032 . . . . . . . . . . . .        $      758,775
               . . .
  172,604      First Union Lehman Brothers Commercial
               Mortgage Trust, 1997-C2 A2, 6.600%,
               due 05/18/2007 . . . . . . . . . . . .               179,147

1,100,000      First Union National Bank Commercial
               Mortgage, #2001-C3 A2, 6.180%,
               due 08/15/2033 . . . . . . . . . . . .             1,245,468

  315,000      GMAC Mortgage Corporation Loan Trust,
               2001-HE4 A5, 5.680%,
               04/25/2027 . . . . . . . . . . . . . .               334,003

  242,859      GMAC Commercial Mortgage Services,
               1999C2, 6.570%, due 09/15/2033 .                     266,460

  165,000      Residential Asset Mortgage Products,
               Inc.,
               2002-RZ3 A4, 4.730%,
               due 11/25/2010 . . . . . . . . . . . .               171,481

  182,555      Residential Asset Securities
               Corporation,
               2001-KS3 AI3, 5.180%,
               due 07/25/2027 . . . . . . . . . . . .               184,845

1,250,000      Residential Asset Securities
               Corporation,
               1999-KS4 AI4, 7.220%,
               due 06/25/2028 . . . . . . . . . . . .             1,332,171

  925,000      Residential Asset Securities
               Corporation,
               2001-KS2, 6.417%,
               due 02/25/2029 . . . . . . . . . . . .               968,952

  900,000      Residential Asset Mortgage Products,
               Inc.,
               2001-RZ4 A4, 5.200%,
               due 03/25/2030 . . . . . . . . . . . .               917,096

  535,000      Residential Asset Mortgage Products,
               Inc.,
               2002-A4, A3, 6.750%,
               due 05/25/2032 . . . . . . . . . . . .               548,428
                                                             --------------

               Total asset backed securities
               (cost $9,248,154) . . . . . . . . . .              9,661,483
                                                             --------------
COLLATERIZED MORTGAGE
      OBLIGATIONS (6.8%)
1,485,000      Countrywide Home Loans, 2002-S1 A5,
               5.960%, due 11/25/2016 . . . . . . . .             1,556,662
  870,000      Countrywide Home Loans, 2001-1
               AF-6, 6.434%, due 07/25/2031 . . .                   932,921
1,627,955      Morgan Stanley Dean Witter Capital,
               Inc.,
               2001-PPM A2, 6.400%,
               due 02/01/2031 . . . . . . . . . . . .             1,812,396
  456,008      Mortgage Capital Funding, Inc., 1998 -
               MC2 A1, 6.325%, 10/18/2007 . . . .                   488,887
  187,474      Paine Webber Mortgage Acceptance Corp.,
               1999-04 2B1, 6.265%,
               due 01/28/2009 . . . . . . . . . . . .               188,769

1,109,766      Residential Asset Mortgage Products,
               Inc.,
               2001-RZ3 A4, 6.130%,
               due 03/25/2030 . . . . . . . . . . . .             1,123,322

  657,854      Vende Mortgage Trust, 01-2 D,
               6.750%, due 09/15/2019 . . . . . . . .               660,814
                                                             --------------
               Total collaterized mortgage obligations
               (cost $6,449,059) . . . . . . . . . .              6,763,771
                                                             --------------

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
U.S. GOVERNMENT AND AGENCY
      OBLIGATIONS (6.5%)
$ 150,000      Federal Home Loan Mortgage Corp.,
               #2433 NC, 6.500%,
               due 02/15/2025 . . . . . . . . . .            $      151,473
   98,845      Federal Home Loan Mortgage Corp.,
               #G00479, 9.000%,
               due 04/01/2025 . . . . . . . . . .                   110,293
  585,000      Federal Home Loan Mortgage Corp.,
               #2478EF, 6.000%,
               due 03/15/2026 . . . . . . . . . .                   594,806
  525,000      Federal Home Loan Mortgage Corp.,
               #2435, 6.250%, due 05/15/2027 . .                    535,237
   24,531      Federal Home Loan Mortgage Corp.
               PC Gold, #C28063, 6.500%,
               due 07/01/2029 . . . . . . . . . .                    25,568
       12      Federal Home Loan Mortgage Corp.,
               #C35364, 7.500%,
               due 01/01/2030 . . . . . . . . . .                        13
  640,000      Federal Home Loan Mortgage Corp.,
               #2422 CD, 6.000%, 02/01/2032 . .                     649,991
  986,363      Federal National Mortgage Assn.,
               #253845, 6.000%, 06.01/2016 . . . .                1,030,118
1,022,715      Federal National Mortgage Assn.,
               #645649, 6.000%, 06/01/2017 . . . .                1,068,100
  100,000      Federal National Mortgage Assn.,
               #199463, 7.000%, 04/25/2024 . . . .                  111,194
   17,059      Federal National Mortgage Assn.,
               #250307,7.500%, 07/01/2025 . . . .                    18,235
   14,522      Federal National Mortgage Assn.,
               #250758,7.000%, 11/01/2026 . . . .                    15,345
  454,040      Federal National Mortgage Assn.,
               #1999T2, 7.500%, 01/19/2031 . . .                    506,964
1,022,715      Federal National Mortgage Assn.,
               #609583, 6.000%,
               due 11/01/2031 . . . . . . . . . .                 1,219,654
  423,585      Government National Mortgage Assn.,
               #1998-19A, 6.500%,
               due 10/20/2020 . . . . . . . . . .                   425,112
   50,000      U.S. Treasury, 5.375% . . . . . . .                   55,335
                                                             --------------

               Total U.S. government and agency obligations
               (cost $6,615,323) . . . . . . . . .                6,517,438
                                                             --------------
VARIABLE RATE BONDS AND CD'S (1.4%)
  300,000      Credit Suisse First Boston (USA),
               Inc.,
               1.795%, due 07/05/2005 (d) . . . .                   299,519
               . .
  300,000      Lehman Brothers Holdings, 1.825%,
               due 09/20/2004 (d) . . . . . . . .                   300,513
               . . . . .
  299,970      Southtrust Bank, National
               Association,
               1.360%, due 05/24/2004 (d) . . . .                   300,387
               . .
  500,000      Toyota Motor Credit Corp., 1.163%,
               due 07/19/2005 (d) . . . . . . . .                   500,432
                                                             --------------

               Total variable rate bonds and CD's
               (cost $1,399,970) . . . . . . . . .                1,400,851
                                                             --------------
SHORT-TERM INVESTMENTS (15.9%)
2,000,000      Allstate Corp., 1.280%,
               due 07/01/2003 . . . . . . . . . .                 2,000,000
               . . . . .
5,853,063      Bank of America Corp.,
               Repurchase Agreement, 1.250%,
               due 07/01/2003 (d) . . . . . . . .                 5,853,063
               . . . . .

   The accompanying notes are an integral part of these financial statements.

Conseco Fixed Income Fund                                     CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report
SHARES OR
PRINCIPAL AMOUNT                                                      VALUE
----------------                                                      -----
SHORT-TERM INVESTMENTS (cont.)
$4,000,000     General Dynamics Corp., 1.300%,
               due 07/01/2003 . . . . . . . . . .            $    4,000,000

$4,000,000     Johnson Controls, Inc., 1.280%,
               due 07/01/2003 . . . . . . . . . .                 4,000,000
                                                             --------------

               Total short-term investments
               (cost $15,853,063)  . . . . . . . .               15,853,063
                                                             --------------

Total investments (cost $99,587,049) (104.9%) . .               104,561,998
                                                             --------------
Liabilities, less other assets (-4.9%) . . . . . .               (4,860,778)
                                                             --------------
Total net assets (100.0%) . . . . . . . . . . . .            $   99,701,221
                                                             ==============
--------------
(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b)  Zero Coupon - Bonds that make no interest payments.
(c)  Security in default.
(d)  Securities lending collateral (Note 2).

   The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
June 30, 2003 (Unaudited)
1. ORGANIZATION

     Conseco Fund Group (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a "series" type of mutual fund that issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments. Eight series ("Funds"), each with its own investment objective and investment policies, are included in this report. The Funds are the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund. The Conseco Equity, Conseco Balanced, and Conseco Fixed Income Funds became operational and available for sale on January 2, 1997. The Conseco 20 and Conseco High Yield Funds commenced operations on January 1, 1998. The Conseco Convertible Securities Fund became operational and available for sale on September 28, 1998. The Conseco Science & Technology Fund and Conseco Large-Cap Fund commenced operations on July 1, 2000.

     Each one of the Funds has a distinct investment strategy. The Conseco Science & Technology Fund invests in companies the Adviser believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Conseco 20 Fund concentrates its investments in a core position of approximately 20 to 30 common stocks believed to have above-average growth prospects. The Conseco Equity Fund invests in selected equity securities and other securities having the investment characteristics of common stocks. The Conseco Large-Cap Fund invests in larger, well-established companies. The
Conseco Balanced Fund invests in several asset classes including debt securities, equity securities, and money-market instruments. The Conseco Convertible Securities Fund invests primarily in below-investment-grade securities that are convertible into common stock. The Conseco High Yield Fund invests primarily in below-investment-grade securities, commonly known as "junk bonds" or high-yield securities. The Conseco Fixed Income Fund invests primarily in investment-grade debt securities.

     The Funds offer four classes of shares: Class A, Class B, Class C and Class
Y. Sales of Class A and Class C shares may be subject to a front-end sales charge. Redemptions of Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the offering price or net asset value at the time of sale, whichever is less). Class Y shares are available with no sales charge to certain institutional investors and qualifying individual investors. The Funds are authorized to issue an unlimited number of shares.

     Class B shares have a contingent-deferred sales charge for redemptions occurring within six years of their purchase. The contingent-deferred sales charge is a percentage of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption, whichever is less. These charges are 5% in year one, 4% in year two, 3% in year three, 3% in year four, 2% in year five and 1% in year six. Class B shares will automatically convert to a number of Class A shares of equal dollar value eight years after purchase. This conversion feature benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. Class C shares have a a maximum up-front sales charge of 1% of your investment. Class C shares that are held for less than one year are subject to a contingent deferred sales charge upon redemption in an amount equal to 1% of the lower of the net asset value of the shares at the date of purchase or the net asset value of the shares at the date of redemption. Class C shares held one year or longer are not subject to this contingent-deferred sales charge. The contingent-deferred sales charge will not apply to shares acquired due to reinvestment of dividends or capital gains distributions.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation, Transactions, and Related Investment Income

     The investments in each portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. All Funds may invest in U.S.-dollar-denominated, corporate-debt securities of domestic issuers, and all Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S.-dollar-denominated.

     The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:
                                                                      % of
Fund                                          Cost         Value     Net Assets
----                                          ----         -----     ----------
Conseco Balanced - bonds . . . . .       $ 1,160,800    $1,190,219      3.57%
Conseco Convertible Securities - bonds .   5,916,998     5,561,968     24.47%
Conseco High Yield - bonds . . . .        41,252,921    42,626,033     30.00%
Conseco Fixed Income - bonds . .           9,640,765     9,186,449      9.21%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc., ("the Adviser"), a wholly owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the funds, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust ("Trustees").

     In each Fund of the Trust, Fund securities which are traded on stock exchanges excluding the NASDAQ national market system, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices obtained from an independent pricing service or brokers. Prices for fixed income securities may be obtained from an independent pricing service which uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Fund securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Trustees. Debt securities with maturities of sixty (60) days or less are valued at amortized cost which approximates value.

Dividends to Shareholders

     Dividends from the Conseco Convertible Securities, Conseco High Yield and Conseco Fixed Income Funds will be declared and distributed monthly. Dividends from the Conseco Balanced Fund will be declared and distributed quarterly. Dividends from the Conseco Science & Technology, Conseco 20, Conseco Equity, and Conseco Large-Cap Funds will be declared and distributed annually. However, the Trustees may decide to declare dividends at other intervals.


                                                              CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                              2002 Annual Report

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund or Funds to which such gains are attributable.

Federal Income Taxes

     For federal income tax purposes, the Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable income and net capital gains to their shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Securities Lending

     The Funds have entered into a Securities Lending Agreement (the "Agreement") with the Bank of New York. Under terms of the Agreement, the Funds may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 102% of the market value of any loaned securities, plus accrued interest. Cash collateral is invested in short-term securities or variable rate bonds and CDs which are included in the respective Fund's Schedule of Investments.

     At June 30, 2003, the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and the Conseco Fixed Income Fund had securities with a market value of $81,972, $6,436,275,
$9,412,710,  $57,666,  $1,071,877,   $2,995,292,   $39,074,542  and  $7,076,121,
respectively, on loan (included within Investments in securities in the Statements of Assets and Liabilities) and had received $82,800, $6,575,398, $9,716,873, $58,900, $1,099,207, $3,059,140, $40,195,029, $7,253,914,
respectively, in collateral. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Other income in the Statements of Operations. For the six months ended June 30, 2003, this securities lending income totaled $679, $16,590, $18,263, $16, $2,638, $6,576, $38,418, and $14,271, respectively.

     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

Expenses

     Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Class of shares are charged to that Class. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or Trust.

Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3. AGREEMENTS WITH SUBSIDIARIES OF CONSECO Investment Advisory Agreement

     The Adviser supervises the Trust's management and investment program, performs a variety of services in connection with the management and operation of the Funds and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The following summarizes the total fees incurred for such services for the six months ended June 30, 2003:

           Fund                                  Gross Amount          Waiver
           ----                                  ------------          ------
Conseco Science & Technology. . . . . . .          $ 26,382          $ (26,382)
Conseco 20 . . . . . . . . . . . . . . . .          168,311            (94,195)
Conseco Equity . . . . .  . . . . . . . .           349,053            (80,295)
Conseco Large-Cap . . . . . . . . . . .              17,561            (17,561)
Conseco Balanced . . . . .  . . . . . . . . . . . . 119,421            (57,614)
Conseco Convertible Securities . . . . . . . . . . . 84,875            (41,840)
Conseco High Yield . . . .  .  . . . . . . . . . .  455,070           (123,425)
Conseco Fixed Income . . . . . . . . . . . . . .. . 236,063           (154,945)

     Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 1.00% of the average daily net asset value of the Conseco Science & Technology, 0.70% of the average daily net asset value of the Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, and Conseco High Yield Funds, 0.85% of the average daily net asset value of the Conseco Convertible Fund, and 0.45% of the average daily net asset value of the Conseco Fixed Income Fund. The Adviser also manages other registered investment companies and the invested assets of its parent company, Conseco, which owns or manages several life insurance subsidiaries. On December 17, 2002, Conseco filed a petition for reorganization under Chapter 11 of Title 11 of the United States Bankruptcy Code. The Funds are separate legal entities and are not included in the petition filed by Conseco. Therefore, the assets of the Funds are not subject to the claims of the creditors of Conseco. The Adviser has entered into Subadviser agreements for the management of the investments in the Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund. The Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Conseco Science & Technology Fund and the Conseco 20 Fund is Oak Associates ltd. The Subadviser for the Conseco Equity Fund, Conseco Large-Cap Fund and the equity portion of the Conseco Balanced Fund is Chicago Equity Partners, LLC. The Adviser has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to net assets exceeds the following:

           Fund                  Class A       Class B     Class C    Class Y
           ----                  -------       -------     -------    -------
Conseco Science & Technology .  . 1.75%         2.25%        2.25%     1.25%
Conseco 20. . . . . . . . . . .   1.75%         2.25%        2.25%     1.25%
Conseco Equity. . . . . . . . . . 1.50%         2.00%        2.00%     1.00%
Conseco Large-Cap. . . . . . . . .1.50%         2.00%        2.00%     1.00%
Conseco Balanced. . . . . . . . . 1.50%         2.00%        2.00%     1.00%
Conseco Convertible Securities .  1.55%         2.05%        2.05%     1.05%
Conseco High Yield . . . .        1.40%         1.90%        1.90%      .90%
Conseco Fixed Income . .          1.10%(a)      1.60%        1.60%      .60%

(a) Class A rate change effective May 1, 2001. Prior to this date the rate was 1.25%.

     The Adviser may discontinue these contractual limits at any time after April 30, 2004. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement any fund expenses including initial organizational costs, waived or reimbursed after May 1, 2000, may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation Notes to Financial Statements June 30, 2003 caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                            Year of Expiration
                                          --------------------------
                                                 December
                                                     31,
        Fund                       2003            2004             2005
        ----                       ----            ----             ----
Conseco Science &
Technology . . . . . . . . .  $  76,522          $ 95,616         $ 86,186
Conseco 20 . . . . . . . . . . .     --                --           57,247
Conseco Equity . . . . . . . . .     --           142,531          114,495
Conseco Large-Cap . . . . . . . .72,412           103,682           84,366
Conseco Balanced . . . . . . . .144,081            47,436          123,484
Conseco Convertible
Securities . . . . . . . . . . .132,971            70,570          111,370
Conseco High Yield . . . . . . .204,872            13,373          218,449
Conseco Fixed Income. . . . . . 124,612            82,001          385,555

Administration Agreement

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervises the maintenance of books and records of the Funds and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has contractually agreed to reimburse the Funds to the extent that the ratio of expenses to average net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2004. The following summarizes the total fees incurred for such services for the six months ended June 30, 2003:

Fund                                                          Amount
----                                                          ------
Conseco Science & Technology. . . . . . . . . . . . .         $  5,276
Conseco 20 . . . . . . . . . . . . . . . . . . . . .            48,089
Conseco Equity . . . . . . . . . . . . . . . . . . .            99,729
Conseco Large-Cap . . . . . . . . . . . . . . . . . .            5,017
Conseco Balanced . . . . . . . . . . . . . . . . . .            34,120
Conseco Convertible Securities . . . . . . . . . . .            19,971
Conseco High Yield . . . . . . . . . . . . . . . . .           130,020
Conseco Fixed Income . . . . . . . . . . . . . . . .           104,917
.. . . . . . . . .
Distribution Arrangements

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Principal Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well, as any advertising or sales literature.

     The Trust has adopted Distribution and Service Plans (the "Plans"), dated March 28, 1997 for Class A shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and December 31, 1997 for Class B and Class C shares for the Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds and Class A, Class B and Class C shares for the Conseco 20, Conseco Convertible Securities and Conseco High Yield Funds; and July 1, 2000 for Class A, Class B and Class C shares for the Conseco Science & Technology and Conseco Large-Cap Funds in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plans, a Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Class A, Class B and Class C shares of the Fund and for account maintenance provided to existing Class A, Class B and Class C shareholders. The Conseco Science and Technology, Conseco 20, Conseco Equity, Conseco Large-Cap, Conseco Balanced, Conseco Convertible Securities and Conseco High Yield Funds' Plans authorize payments to the Distributor up to 0.50%, and beginning May 1, 2001, the Conseco Fixed Income Fund's Plans authorize payments to the Distributor up to 0.50%, changed from 0.65%, annually of each Fund's average daily net assets attributable to its Class A shares. Class B and Class C share's Plan authorizes payments to the Distributor up to 1.00% annually for each Fund's average daily net assets attributable to their respective class. The Plans provide for periodic payments by the Distributor to brokers, dealers and financial intermediaries for providing shareholder services to accounts that hold Class A, Class B and Class C shares and for promotional and other sales related costs.

     The following summarizes the total fees incurred for such services for Class A, Class B, and Class C shares for the six months ended June 30, 2003:

Fund                                                             Amount
----                                                             ------
Conseco Science & Technology. . . . . . . . . . . . .            $ 17,234
Conseco 20 . . . . . . . . . . . . . . . . . . . . .              178,815
Conseco Equity . . . . . . . . . . . . . . . . . . .              173,715
Conseco Large-Cap . . . . . . . . . . . . . . . . . .              20,290
Conseco Balanced . . . . . . . . . . . . . . . . . .              120,246
Conseco Convertible Securities . . . . . . . . . . .               71,959
Conseco High Yield . . . . . . . . . . . . . . . . .              403,751
Conseco Fixed Income . . . . . . . . . . . . . . . .              348,454

4. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from sales of long-term investments for the six months ended June 30, 2003 are shown below:


                                                Purchases:                   Sales:
                                    ---------------------------------------------------------
                                    U.S. Government   Other        U.S. Government      Other
                                    ---------------------------------------------------------

Conseco Science & Technology Fund .  . . $  --        1,274,395        $    --       4,897,217
Conseco 20 Fund . . . . . . . . . .  . .    --        1,290,298             --      11,044,066
Conseco Equity Fund . . . . . . . .  . .    --       54,952,460             --      61,823,984
Conseco Large-Cap Fund . . . . . . .. .     --        1,325,726         65,399       2,456,180
Conseco Balanced Fund . . . . . . .  3,702,048       15,178,562      4,547,422      22,747,576
Conseco Convertible Securities Fund  . .    --       19,778,940             --      19,316,290
Conseco High Yield Fund . . . . . .  . .    --       89,757,915             --      64,024,285
Conseco Fixed Income Fund . . . . . 48,253,698       90,796,233     55,327,261     116,226,934


                                                              CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                              2002 Annual Report
5. Federal Income Taxes

The following information for the Funds is presented on an income tax basis as of June 30, 2003:

                                                                          Net
                                                                       unrealized
                                                                      appreciation
                                              Gross        Gross     (depreciation)  Distributable Distributable
                              Cost of      unrealized    unrealized         on         ordinary      long-term
                           investments(a) appreciation  depreciation   investments     income           gains
                           -------------- ------------  ------------   -----------     ------           -----

Conseco Science &
   Technology Fund   .  . . $  8,070,106  $    707,117 $ (5,175,662) $ (4,468,545)    $  (46,573)   $     --
Conseco 20 Fund . . . . . .  115,380,395     1,942,051  (60,786,730)  (58,844,679)      (336,371)         --
Conseco Equity Fund . . . .  104,300,736    14,214,492   (2,223,682)   11,990,810          8,970          --
Conseco Large-Cap Fund . .     5,470,884       408,841     (975,998)     (567,157)       (17,686)         --
Conseco Balanced Fund . . .   33,533,668     2,709,279   (2,180,761)      528,518          2,217          --
Conseco Convertible
  Securities Fund . . . . .   23,760,270     2,005,565     (426,059)    1,579,506         81,491          --

Conseco High Yield Fund . .  178,407,478    12,996,066   (7,911,324)    5,084,742          5,971          --
Conseco Fixed Income Fund .   99,947,506     5,530,257     (915,765)    4,614,492         47,714          --

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes.

The tax components of dividends paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  Long-term Capital
                                     Ordinary Income Dividends      Gain Distributions
                                     June 30,       December 31,  June 30,  December 31,
                                       2003            2002        2003        2002
Conseco Science & Technology Fund . $        --   $         --  $     --      $   --
Conseco 20 Fund . . . . . . . . . .          --             --        --          --
Conseco Equity Fund. . . . . . . .           --         64,207        --          --
Conseco Large Cap Fund. . . . . . .          --             --        --          --
Conseco Balanced Fund . . . . . . .     450,375      1,675,885        --          --
Conseco Convertible Securities Fund     446,935        776,802        --          --
Conseco High Yield Fund . . . . . .   5,186,684     10,938,409        --          --
Conseco Fixed Income Fund . . . . .   2,719,611      9,744,340        --          --

For corporate shareholders in the Funds, the percentage of dividend income distributed for the year ended December 31, 2002, which is designated as qualifying for the dividends-received deduction, is as follows (unaudited):
Conseco Equity Fund 47.6%, Conseco Balanced Fund 31.3%, Conseco Convertible Securities Fund 1.5% and the Conseco High Yleld Fund 2.6%.

As of December 31, 2002, the following Funds have capital loss carryforwards available to offset capital gains, if any in the future:

Fund                              Amount         Expires
Conseco Science & Technology . .   $ 1,075,374   2008
Conseco Science & Technology . .    13,751,410   2009
Conseco Science & Technology . .    26,449,050   2010
Conseco 20 . . . . . . . . . . .    77,079,380   2009
Conseco 20 . . . . . . . . . . .    79,991,018   2010
Conseco Equity . . . . . . . . .    46,604,588   2009
Conseco Equity . . . . . . . . .     9,608,110   2010
Conseco Large-Cap . . . . . . .        146,019   2008
Conseco Large-Cap . . . . . . .      8,645,848   2009
Conseco Large-Cap . . . . . . .      6,822,004   2010

Fund                               Amount        Expires
Conseco Balanced . . . . . . . .   $ 8,964,956   2009
Conseco Balanced . . . . . . . .    13,683,503   2010
Conseco Convertible Securities .     7,692,492   2009
Conseco Convertible Securities .     6,522,809   2010
Conseco High Yield    . . . . .        687,761   2006
Conseco High Yield    . . . . .      1,841,847   2007
Conseco High Yield    . . . . .     11,314,158   2008
Conseco High Yield    . . . . .      6,618,233   2009
Conseco High Yield    . . . . .      6,767,059   2010
Conseco Fixed Income . . . . . .     7,739,500   2010


Net realized gains or losses may differ for Federal income tax purposes primarily as a result of wash sales and post-October losses which may not be recognized for tax purposes until the first of the following fiscal year. Such amounts may be used to offset future capital gains. The following summarizes the amount of post-October losses deferred, on a tax basis, for the year ended December 31, 2002:

Fund                                  Amount     Fund                                  Amount
Conseco Science & Technology . . $    762,905    Conseco Balanced . . . . . . .  $   1,232,405
Conseco 20 . . . . . . . . . . .   21,223,840    Conseco Convertible Securities.       306,727
Conseco Equity . . . . . . . . .      963,557    Conseco High Yield . . . . . .        281,684
Conseco Large-Cap . . . . . . .       221,867

Financial Highlights                                          CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                              2003 Annual Report

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through each year or period ended December 31

                                               Conseco Science & Technology Fund
                                               ---------------------------------
                                                 2003   2002    2001    2000(f)
                                               ---------------------------------
CLASS A SHARES
Net asset value per share, beginning of period $1.31    $3.01   $6.94  $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . . . .   (0.04)   (0.05)  (0.04)  (0.05)
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . . ..     0.49    (1.65)  (3.89)  (3.01)
--------------------------------------------------------------------------------
Total income (loss) from investment operations  0.45    (1.70)  (3.93)  (3.06)
--------------------------------------------------------------------------------
Distributions:
Dividends from net investment income . . . . .    --       --      --      --
Distributions of net realized gains . . . . . .   --       --      --      --
--------------------------------------------------------------------------------
Total distributions . . . . . . . . . . . . . .   --       --   .--      .--
--------------------------------------------------------------------------------
Net asset value per share, end of period . . . $1.76    $1.31   $3.01   $6.94
--------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . . . . . 34.35%  (56.48%)(56.63%)(30.60%)
--------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . . . . .$1,262   $3,778  $16,077 $19,850
Ratio of expenses to average net assets (b)(e)
Before expense reimbursement . . . . . . . . .  3.25%    2.38%   2.18%   2.17%
After expense reimbursement . . . . . . . . . . 1.75%    1.75%   1.75%   1.75%
Ratio of net investment income (loss) to
average net assets (b)(e) . . . . . . . . . .  (1.61%)  (1.69%) (1.50%) (1.23%)


                                                      Conseco 20 Fund
                                         ---------------------------------------------
                                           2003    2002    2001     2000   1999   1998
                                         ---------------------------------------------

CLASS A SHARES
Net asset value per share,
   beginning of period                    $3.51    $6.12  $11.76  $20.68 $12.80 $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . .  (0.03)   (0.07)  (0.08)  (0.28) (0.18) (0.02)
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . .   0.92    (2.54)  (5.56)  (5.22)  9.19   2.82
---------------------------------------------------------------------------------------
Total income (loss) from
 investment operations                     0.89    (2.61)  (5.64)  (5.50)  9.01   2.80
---------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income . .     --       --      --      --     --     --
Distributions of net realized gains . . .    --       --      --   (3.42) (1.13)    --
---------------------------------------------------------------------------------------
Total distributions . . . . . . . . . . .    --       --      --   (3.42) (1.13)    --
---------------------------------------------------------------------------------------
Net asset value per share,
  end of period . . .                     $4.40    $3.51   $6.12  $11.76 $20.68 $12.80
---------------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . .  25.36%  (42.65%)(47.96%)(25.67%)70.40% 28.00%
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . .$7,249  $8,778  $23,948 $33,439$53,463 $33,845
Ratio of expenses to average
   net assets (b)(e)
Before expense reimbursement . . . . . .   2.14%    1.82%   1.67%   1.51%  1.70%  2.15%
After expense reimbursement . . . . . . .  1.75%    1.75%   1.67%   1.51%  1.68%  1.75%
Ratio of net investment income
(loss) to
average net assets (b)(e) . . . . . . . . (1.16%)  (1.19%) (1.19%) (1.14%)(1.02%)(0.22%)

                                                       Conseco Equity Fund
                                         ---------------------------------------------
                                         2003     2002    2001    2000      1999  1998
                                         ---------------------------------------------

CLASS A SHARES
Net asset value per share,
beginning of period .                    $7.58    $8.79   $9.86  $16.27 $12.55 $11.07
Income from investment operations (a):
Net investment income (loss) . . . . . . (0.01)   (0.01)  (0.01)  (0.13) (0.14)    --
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . .  1.14    (1.20)  (1.06)   0.40   7.18   1.79
--------------------------------------------------------------------------------------
Total income (loss) from investment
   operations   . . . . . . . . . . . . . 1.13    (1.21)  (1.07)   0.27   7.04   1.79
--------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income . .    --       --      --      --     --  (0.01)
Distributions of net realized gains . . .   --      .--   (0.00)(h)(6.68)(3.32) (0.30)
--------------------------------------------------------------------------------------
Total distributions . . . . . . . . . . .   --      .--   (0.00)  (6.68) (3.32) (0.31)
--------------------------------------------------------------------------------------
Net asset value per share,
  end of period . . . . . . . . . . . . .$8.71    $7.58   $8.79   $9.86 $16.27 $12.55
--------------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . . 14.78%  (13.77%)(10.93%)  4.97% 56.21% 16.11%
--------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . .$11,103 $7,290 $14,268 $15,210 $29,480 $26,203
Ratio of expenses to average
   net assets (b)(e):
Before expense reimbursement . . . . . .  1.66%    1.59%   1.60%   1.47%  1.66%  2.10%
After expense reimbursement . . . . . . . 1.50%    1.50%   1.50%   1.47%  1.50%  1.50%
Ratio of net investment income
(loss) to
average net assets (b)(e) . . . . . . . .(0.16%)  (0.09%) (0.08%) (0.80%)(0.83%)   --



                                          Conseco Large-Cap Fund
                                         -------------------------------
                                          2003    2002   2001   2000(f)
                                         -------------------------------
CLASS A SHARES
Net asset value per share,
 beginning of period . . . . . . . . . .  $4.78   $6.60  $8.43    $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . .  (0.01)  (0.07) (0.06)       --
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . .    0.59  (1.75) (1.77)   (1.57)
-------------------------------------------------------------------------
Total income (loss) from
   investment operations . . . . . . . .    0.58  (1.82) (1.83)   (1.57)
-------------------------------------------------------------------------
Distributions:
Dividends from net investment income . .      --     --    --         --
Distributions of net realized gains . . .     --     --    --         --
-------------------------------------------------------------------------
Total distributions . . . . . . . . . . .     --     --    --         --
-------------------------------------------------------------------------
Net asset value per share,
  end of period . . . . . . . . . . . . . $5.36   $4.78 $6.60    $8.43
-------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . . (12.13%)(27.58%)(21.71%)(15.70%)
-------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . . $827    $945    $9,417 $13,737
Ratio of expenses to average
net assets (b)(e):
Before expense reimbursement . . . . . .  3.33%    2.10%   1.96%   2.06%
After expense reimbursement . . . . . . . 1.50%    1.50%   1.50%   1.50%
Ratio of net investment income
(loss) to
average net assets (b)(e) . . . . . . . .(0.39%)  (0.64%) (0.80%) (0.16%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.75% for the Conseco Science & Technology and Conseco 20, 1.50% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 1.55% for the Conseco Convertible Securities, 1.40% for the Conseco High Yield and 1.10% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.-



                                                              CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report


             Conseco Balanced Fund
--------------------------------------------------
2003       2002      2001    2000     1999    1998
--------------------------------------------------


 $8.62   $10.13   $11.08   $13.51   $11.69  $10.73

  0.12     0.24     0.25     0.28     0.22    0.30


  0.88    (1.49)   (0.96)    0.64     3.18    1.03
---------------------------------------------------

  1.00    (1.25)   (0.71)    0.92     3.40    1.33
---------------------------------------------------

 (0.13)   (0.26)   (0.24)   (0.25)   (0.23)  (0.24)
    --       --       --    (3.10)   (1.35)  (0.13)
---------------------------------------------------
 (0.13)   (0.26)   (0.24)   (3.35)   (1.58)  (0.37)
---------------------------------------------------

 $9.49    $8.62   $10.13   $11.08   $13.51  $11.69
---------------------------------------------------
 11.71%  (12.47%)  (6.37%)   7.29%   29.44%  12.45%
---------------------------------------------------


$3,618   $4,205  $22,802  $24,311  $31,932 $26,064


  1.84%    1.68%    1.68%    1.74%    1.96%   2.26%
  1.50%    1.50%    1.50%    1.50%    1.50%   1.50%


  2.59%    2.62%    2.43%    1.92%    1.87%   2.66%


              Conseco Convertible Securities Fund
   -----------------------------------------------------------
   2003      2002      2001       2000       1999      1998(g)
   -----------------------------------------------------------

 $8.63       $9.62    $11.80     $14.93     $11.00     $10.00

  0.19        0.32      0.30       0.43       0.46       0.10


  1.18       (1.02)    (1.63)     (1.08)      3.89       1.00
-------------------------------------------------------------------
  1.37       (0.70)    (1.33)     (0.65)      4.35       1.10
-------------------------------------------------------------------
 (0.21)      (0.29)    (0.36)     (0.36)     (0.27)     (0.10)
    --          --     (0.49)     (2.12)     (0.15)        --
-------------------------------------------------------------------
 (0.21)      (0.29)    (0.85)     (2.48)     (0.42)     (0.10)
-------------------------------------------------------------------
 $9.79       $8.63     $9.62     $11.80     $14.93     $11.00
-------------------------------------------------------------------
 16.09%      (7.24%)  (11.27%)    (3.56%)    40.12%     11.04%
-------------------------------------------------------------------

$3,008       $2,639    $4,482    $15,022    $22,927    $27,611

  1.97%       1.98%     1.90%      1.70%      1.95%      2.12%
  1.55%       1.55%     1.55%      1.55%      1.55%      1.55%

  4.17%       3.50%     3.15%      2.49%      2.11%      3.80%



                 Conseco High Yield Fund
-----------------------------------------------------------
2003          2002      2001       2000       1999       1998
-----------------------------------------------------------

 $7.08       $7.76     $8.20     $10.00     $10.00     $10.00

  0.32        0.80      0.79       0.81       1.00       0.76


  0.98       (0.70)    (0.41)     (1.83)     (0.13)     (0.10)
---------------------------------------------------------------
  1.30        0.10      0.38      (1.02)      0.87       0.66
---------------------------------------------------------------
 (0.31)      (0.78)    (0.82)     (0.78)     (0.87)     (0.66)
    --          --        --         --         --         --
---------------------------------------------------------------
 (0.31)      (0.78)    (0.82)     (0.78)     (0.87)     (0.66)
---------------------------------------------------------------
 $8.07       $7.08     $7.76      $8.20     $10.00     $10.00
---------------------------------------------------------------
 18.70%       1.85%     4.78%    (10.74%)     9.03%      6.56%
---------------------------------------------------------------


$57,581     $44,059   $27,712    $19,689    $42,591    $28,199

  1.59%       1.61%     1.61%      1.58%      1.66%      2.12%
  1.40%       1.40%     1.40%      1.40%      1.40%      1.40%

  8.17%      10.86%     9.95%      8.43%      8.93%      7.76%


                    Conseco Fixed Income Fund
  -----------------------------------------------------------
  2003        2002       2001      2000      1999      1998(g)
  -----------------------------------------------------------

$10.05      $10.14     $9.94      $9.60     $10.21     $10.13

  0.27        0.56      0.55       0.62       0.63       0.55

  0.51       (0.06)     0.30       0.33      (0.65)      0.20
-------------------------------------------------------------------
  0.78        0.50      0.85       0.95      (0.02)      0.75
-------------------------------------------------------------------
 (0.28)      (0.59)    (0.55)     (0.61)     (0.56)     (0.55)
    --          --     (0.10)        --      (0.03)     (0.12)
-------------------------------------------------------------------
 (0.28)      (0.59)    (0.65)     (0.61)     (0.59)     (0.67)
-------------------------------------------------------------------
$10.55      $10.05    $10.14      $9.94      $9.60     $10.21
-------------------------------------------------------------------
  7.83%       5.11%     8.66%     10.30%     (0.27%)     7.57%
-------------------------------------------------------------------


  $13,852   $15,455    $65,303    $32,693   $30,681      $30,684

    1.40%     1.32%      1.33%      1.44%     1.64%        1.94%
    1.10%     1.10%      1.13%      1.25%     1.25%        1.25%

    5.20%     5.73%      5.44%      6.42%     5.69%        5.28%



(c) Total return figures do not include sales loads; results would be lower if sales charges were included. (d) Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(h)  Amount calculated is less than $0.005 per share.

Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through each year or period ended December 31



                                               Conseco Science & Technology Fund
                                               ---------------------------------
                                                2003     2002     2001  2000 (f)
                                               ---------------------------------

CLASS B SHARES
Net asset value per share, beginning of period  $1.30    $2.98   $6.93 $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . . . . .  (0.02)   (0.06)  (0.07)  (0.05)
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . . . . .  .0.46    (1.62)  (3.88)  (3.02)
--------------------------------------------------------------------------------
Total income (loss) from investment operations . 0.44    (1.68)  (3.95)  (3.07)
--------------------------------------------------------------------------------
Distributions:
Dividends from net investment income . . . . .  .  --       --      --      --
Distributions of net realized gains . . . . . ..   --       --      --      --
--------------------------------------------------------------------------------
Total distributions . . . . . . . . . . . . . ..   --       --      --      --
--------------------------------------------------------------------------------
Net asset value per share, end of period . . .  $1.74    $1.30   $2.98   $6.93
--------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . . . . . (33.85%) (56.38%)(57.00%)(30.70%)
--------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
   end of period . . . . . . . . . . . . . . .   $613     $540  $2,348  $4,699
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement . . . . . . . . .   3.75%    2.88%   2.68%   2.67%
After expense reimbursement . . . . . . . . . .. 2.25%    2.25%   2.25%   2.25%
Ratio of net investment income (loss) to
average net assets (b)(e) . . . . . . . . . . . (2.11%)  (2.19%) (2.00%) (1.73%)

                                                                 Conseco 20 Fund
                                                   -------------------------------------------------
                                                   2003    2002    2001    2000    1999     1998 (g)
                                                   -------------------------------------------------
CLASS B SHARES
Net asset value per share, beginning of period .  $3.39   $5.95  $11.48  $20.40  $12.71   $11.21
Income from investment operations (a):
Net investment income (loss) . . . . . . . . . . .(0.03)  (0.10)  (0.13)  (0.39)  (0.10)   (0.07)
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . . . . . .   0.88   (2.46)  (5.40)  (5.11)   8.94     1.57
----------------------------------------------------------------------------------------------------
Total income (loss) from investment operations  .  0.85   (2.56)  (5.53)  (5.50)   8.84     1.50
----------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income . . . . . .     --      --      --      --      --       --
Distributions of net realized gains . . . . . . .    --      --      --   (3.42)  (1.15)      --
----------------------------------------------------------------------------------------------------
Total distributions . . . . . . . . . . . . . . .    --      --      --   (3.42)  (1.15)      --
----------------------------------------------------------------------------------------------------
Net asset value per share, end of period . . . . .$4.24   $3.39   $5.95  $11.48  $20.40   $12.71
----------------------------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . . . . . .  25.07% (43.03%)(48.17%)(25.99%) 69.56%   13.38%
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands), end of period $17,363 $16,197 $46,136 $89,044  $71,233  $7,270
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement . . . . . . . . . .   2.64%   2.32%   2.17%   2.01%   2.20%    2.73%
After expense reimbursement . . . . . . . . . . .  2.25%   2.25%   2.17%   2.01%   2.18%    2.25%
Ratio of net investment income (loss) to
average net assets (b)(e) . . . . . . . . . . . . (1.66%) (1.69%) (1.69%) (1.64%) (1.52%)  (0.78%)

                                                     Conseco Equity Fund
                                    ----------------------------------------------
                                      2003     2002    2001    2000    1999 1998 (h)
                                    ----------------------------------------------
CLASS B SHARES
Net asset value per share,
 beginning of period                  $7.33   $8.54    $9.63    $16.13  $12.47 $11.09
Income from investment
operations (a):
Net investment income (loss) . . . .. (0.03)  (0.06)   (0.05)    (0.20)  (0.14) (0.06)
Net realized gains (losses)
and change in
unrealized appreciation
or depreciation
on investments . . . . . . . . . . ..  1.10   (1.15)   (1.04)     0.38    7.07   1.75
---------------------------------------------------------------------------------------
Total income (loss) from
   investment operations  . . . . .  . 1.07   (1.21)   (1.09)     0.18    6.93   1.69
---------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income.  --        --       --        --      --  (0.01)
Distributions of net realized gains  . --        --    (0.00)(m) (6.68)  (3.27) (0.30)
---------------------------------------------------------------------------------------
Total distributions . . . . . . . .  . --        --    (0.00)    (6.68)  (3.27) (0.31)
---------------------------------------------------------------------------------------
Net asset value per share,
 end of period . . .  . . . . . . .  .$8.40   $7.33    $8.54     $9.63  $16.13 $12.47
---------------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . .. 14.60% (14.17%) (11.30%)    4.44%  55.63% 15.20%
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . $15,269 $15,956  $22,075   $19,621  $3,489 $1,634
Ratio of expenses to average
net assets (b)(e):
Before expense reimbursement . . . ..  2.16%   2.09%    2.10%     1.97%   2.16%  4.85%
After expense reimbursement . . . .  . 2.00%   2.00%    2.00%     1.97%   2.00%  2.00%
Ratio of net investment
 income (loss) to
average net assets (b)(e) . . . . .  .(0.66%) (0.59%)  (0.58%) (1.30%) (1.33%) (0.60%)



                                                 Conseco Large-Cap Fund
                                           ----------------------------------
                                            2003    2002     2001    2000 (f)
                                           ----------------------------------
CLASS B SHARES
Net asset value per share,
  beginning of period  . . . . . . . . . . $4.72   $6.55   $8.41  $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . . . (0.02)  (0.10)  (0.08)  (0.01)
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . . .  0.57   (1.73)  (1.78)  (1.58)
-----------------------------------------------------------------------------
Total income (loss) from
  investment operations  . . . . . . . . .  0.55   (1.83)  (1.86)  (1.59)
-----------------------------------------------------------------------------
Distributions:
Dividends from net investment income . . .    --      --      --      --
Distributions of net realized gains . . . .   --      --      --      --
-----------------------------------------------------------------------------
Total distributions . . . . . . . . . . . .   --      --      --      --
-----------------------------------------------------------------------------
Net asset value per share,
  end of period . . .  . . . . . . . . . . $5.27   $4.72   $6.55   $8.41
-----------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . . . 11.65% (27.94%)(22.12%)(15.90%)
-----------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . . $1,999  $2,102  $5,439  $8,096
Ratio of expenses to average
  net assets (b)(e):
Before expense reimbursement . . . . . . .  3.83%   2.60%   2.46%   2.56%
After expense reimbursement . . . . . . . . 2.00%   2.00%   2.00%   2.00%
Ratio of net investment income (loss) to
average net assets (b)(e) . . . . . . . . .(0.89%) (1.14%) (1.30%) (0.66%)

(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.


                                                              CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report
                       Conseco Balanced Fund
--------------------------------------------------------------
2003        2002     2001       2000      1999    1998(i)


   $8.49   $9.98     $10.92    $13.38    $11.61     $11.20

    0.09    0.18       0.20      0.19      0.12       0.19


    0.88   (1.45)     (0.94)     0.66      3.18       0.57
-----------------------------------------------------------------
    0.97   (1.27)     (0.74)     0.85      3.30       0.76
-----------------------------------------------------------------
   (0.11)  (0.22)     (0.20)    (0.21)    (0.18)     (0.22)
      --      --         --     (3.10)    (1.35)     (0.13)
   (0.11)  (0.22)        --     (3.31)    (1.53)     (0.35)
-----------------------------------------------------------------
   $9.35   $8.49      $9.98    $10.92    $13.38     $11.61
-----------------------------------------------------------------
   11.63% (12.89%)    (6.79%)    6.79%    28.79%      6.83%
-----------------------------------------------------------------

 $12,020 $12,345    $20,279   $13,958    $2,854     $1,301

    2.34%   2.18%      2.18%     2.24%     2.46%      3.93%
    2.00%   2.00%      2.00%     2.00%     2.00%      2.00%

    2.09%   2.12%      1.93%     1.42%     1.37%      2.09%


          Conseco Convertible Securities Fund
  ------------------------------------------------------------
  2003      2002      2001       2000     1999      1998(j)


   $8.58   $9.56     $11.74    $14.88    $11.00     $10.00

    0.17    0.27       0.24      0.34      0.06       0.08


    1.17   (1.00)     (1.63)    (1.07)     4.21       1.00
-----------------------------------------------------------------
    1.34   (0.73)     (1.39)    (0.73)     4.27       1.08
-----------------------------------------------------------------
   (0.19)  (0.25)     (0.30)    (0.29)    (0.24)     (0.08)
      --      --      (0.49)    (2.12)    (0.15)        --
   (0.19)  (0.25)     (0.79)    (2.41)    (0.39)     (0.08)
-----------------------------------------------------------------
   $9.73   $8.58      $9.56    $11.74    $14.88     $11.00
-----------------------------------------------------------------
   15.79%  (7.61%)   (11.77%)   (4.07%)   39.40%     10.89%
-----------------------------------------------------------------

 $10,038  $9,438    $17,903   $30,872   $13,690         $1

    2.47%   2.48%      2.40%     2.20%     2.45%    154.76%
    2.05%   2.05%      2.05%     2.05%     2.05%      2.05%

    3.67%   3.00%      2.65%     1.99%     1.61%      3.02%



             Conseco High Yield Fund
----------------------------------------------------------
2003        2002       2001      2000      1999   1998 (k)
----------------------------------------------------------

   $7.04   $7.71      $8.16     $9.97     $9.97     $10.44

    0.29    0.75       0.76      0.73      0.55       0.60


    0.98   (0.67)     (0.43)    (1.80)     0.28      (0.48)
-----------------------------------------------------------
    1.27    0.08       0.33     (1.07)     0.83       0.12
-----------------------------------------------------------
   (0.29)  (0.75)     (0.78)    (0.74)    (0.83)     (0.59)
      --      --         --        --        --         --
-----------------------------------------------------------
   (0.29)  (0.75)     (0.78)    (0.74)    (0.83)     (0.59)
-----------------------------------------------------------
   $8.02   $7.04      $7.71     $8.16     $9.97      $9.97
-----------------------------------------------------------
   18.39%   1.49%      4.17%  (11.31%)     8.57%      1.12%
-----------------------------------------------------------



 $37,834 $35,654    $48,857   $41,319   $47,433    $11,271

    2.09%   2.11%      2.11%     2.08%     2.16%      2.75%
    1.90%   1.90%      1.90%     1.90%     1.90%      1.90%

    7.67%  10.36%      9.45%     7.93%     8.43%      7.27%


            Conseco Fixed Income Fund
 -----------------------------------------------------------
 2003      2002       2001       2000      1999      1998(l)
 -----------------------------------------------------------

  $10.02  $10.10      $9.91     $9.59    $10.19     $10.24

    0.25    0.50       0.51      0.58      0.41       0.36


    0.49   (0.04)      0.29      0.32     (0.46)      0.14
---------------------------------------------------------------
    0.74    0.46       0.80      0.90     (0.05)      0.50
---------------------------------------------------------------
   (0.25)  (0.54)     (0.51)    (0.58)    (0.52)     (0.45)
      --      --      (0.10)       --     (0.03)     (0.10)
---------------------------------------------------------------
   (0.25)  (0.54)     (0.61)    (0.58)    (0.55)     (0.55)
---------------------------------------------------------------
  $10.51  $10.02     $10.10     $9.91     $9.59     $10.19
---------------------------------------------------------------
    7.60%   4.64%      8.16%     9.74%    (0.49%)     4.97%
---------------------------------------------------------------



 $34,090 $35,087    $38,793    $9,340    $5,230       $2,619

    1.90%   1.82%      1.80%     1.79%     1.99%      2.77%
    1.60%   1.60%      1.60%     1.60%     1.60%      1.60%

    4.70%   5.23%      4.98%     6.07%     5.34%      4.83%


(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from February 18, 1998 (commencement of operations) through December 31, 1998.
(h) Period from January 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 10, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(k) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(l) Period from March 20, 1998 (commencement of operations) through December 31, 1998.
(m)  Amount calculated is less than $0.005 per share.

Financial Highlights
--------------------------------------------------------------------------------
For a share outstanding during the six months ended June 30, 2003 (unaudited) and through each year or period ended December 31

                                             Conseco Science
                                             & Technology Fund
                                      -------------------------------
                                      2003     2002    2001   2000(f)
                                      -------------------------------
CLASS C SHARES
Net asset value per share,
     beginning of period               $1.30   $2.99    $6.92   $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . (0.02)  (0.06)   (0.06)   (0.05)
Net realized gains (losses) and
change in unrealized appreciation or
depreciation on investments . . . . .   0.46   (1.63)   (3.87)   (3.03)
------------------------------------------------------------------------
Total income (loss) from investment
  operations                            0.44   (1.69)   (3.93)   (3.08)
------------------------------------------------------------------------
Distributions:
Dividends from net investment income .    --      --       --       --
Distributions of net realized gains .     --      --       --       --
------------------------------------------------------------------------
Total distributions . . . . . . . . .     --      --       --       --
------------------------------------------------------------------------
Net asset value per share,
  end of period . . . . . . . . . . .  $1.74   $1.30    $2.99    $6.92
------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . 33.85% (56.52%) (56.79%) (30.80%)
------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . $1,393  $1,240   $4,684   $5,122
Ratio of expenses to average
  net assets (b)(e):
Before expense reimbursement . . . . .  3.75%   2.88%    2.68%    2.67%
After expense reimbursement . . . . .   2.25%   2.25%    2.25%    2.25%
Ratio of net investment
 income (loss) to
 average net assets (b)(e) . . . . . . (2.11%) (2.19%) (2.00%)   (1.73%)



                                                       Conseco 20 Fund
                                      -----------------------------------------------
                                       2003    2002    2001    2000     1999    1998(g)
                                      -----------------------------------------------
CLASS C SHARES
Net asset value per share,
     beginning of period               $3.40   $5.98   $11.52   $20.46  $12.75  $11.82
Income from investment operations (a):
Net investment income (loss) . . . . . (0.03)  (0.10)   (0.12)   (0.39)  (0.09)  (0.07)
Net realized gains (losses) and
change in unrealized appreciation or
depreciation on investments . . . . .   0.89   (2.48)  ( 5.42)   (5.13)   8.96    1.00
---------------------------------------------------------------------------------------
Total income (loss) from investment
  operations                            0.86   (2.58)   (5.54)   (5.52)   8.87    0.93
---------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income .    --      --       --       --      --      --
Distributions of net realized gains .     --      --       --    (3.42)  (1.16)     --
----------------------------------------------------------------------------------------
Total distributions . . . . . . . . .     --      --      --     (3.42)  (1.16)     --
----------------------------------------------------------------------------------------
Net asset value per share,
  end of period . . . . . . . . . . .  $4.26   $3.40    $5.98   $11.52  $20.46  $12.75
----------------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . 24.93% (42.98%) (48.09%) (26.02%) 69.54%   7.87%
----------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . .$16,269 $15,359  $40,383  $64,272 $37,093  $2,982
Ratio of expenses to average
  net assets (b)(e):
Before expense reimbursement . . . . .  2.64%   2.32%    2.17%    2.01%   2.20%   2.72%
After expense reimbursement . . . . .   2.25%   2.25%    2.17%    2.01%   2.18%   2.25%
Ratio of net investment
 income (loss) to
 average net assets (b)(e) . . . . . . (1.66%) (1.69%)  (1.69%)  (1.64%) (1.52%) (0.81%)


                                                   Conseco Equity Fund
                                      -----------------------------------------------
                                       2003     2002   2001     2000    1999   1998(h)
                                      -----------------------------------------------
CLASS C SHARES
Net asset value per share,
   beginning of period . .             $7.34   $8.55    $9.63   $16.12  $12.54 $11.98
Income from investment operations (a):
Net investment income (loss) . . . . . (0.03)  (0.06)   (0.04)   (0.20)  (0.07) (0.06)
Net realized gains (losses) and change
in unrealized appreciation or
depreciation on investments . . . . . . 1.10   (1.15)   (1.04)    0.39    7.02    0.93
---------------------------------------------------------------------------------------
Total income (loss) from investment
  operations  . . . . . . . . . . . .   1.07   (1.21)   (1.08)    0.19    6.95    0.87
---------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income .    --     --       --        --      --  (0.01)
Distributions of net realized gains .     --     --     (0.00)(l)(6.68)  (3.37) (0.30)
---------------------------------------------------------------------------------------
Total distributions . . . . . . . . .     --     --     (0.00)   (6.68)  (3.37) (0.31)
---------------------------------------------------------------------------------------
Net asset value per share,
   end of period . . . . . . . . . . . $8.41   $7.34    $8.55    $9.63  $16.12 $12.54
---------------------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . 14.58% (14.15%) (11.19%)   4.51%  55.89%  7.21%
---------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . .$15,217 $16,329  $20,055  $13,793  $2,972   $616
Ratio of expenses to average
  net assets (b)(e):
Before expense reimbursement . . . . .  2.16%   2.09%    2.10%    1.97%   2.16%  8.51%
After expense reimbursement . . . . .   2.00%   2.00%    2.00%    1.97%   2.00%  2.00%
Ratio of net investment income
(loss) to average net assets (b)(e) . .(0.66%) (0.59%)  (0.57%)  (1.30%) (1.33%)(0.68%)


                                         Conseco Large-Cap Fund
                                         -------------------------------
                                         2003  2002   2001    2000 (f)
                                         -------------------------------
CLASS C SHARES
Net asset value per share,
   beginning of period . .             $4.72   $6.56    $8.42   $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . (0.02)  (0.10)   (0.10)   (0.01)
Net realized gains (losses) and change
in unrealized appreciation or
depreciation on investments . . . . .   0.58   (1.74)   (1.76)   (1.57)
--------------------------------------------------------------------------
Total income (loss) from investment
  operations  . . . . . . . . . . . .   0.56   (1.84)   (1.86)   (1.58)
--------------------------------------------------------------------------
Distributions:
Dividends from net investment income .    --      --       --       --
Distributions of net realized gains .     --      --       --       --
--------------------------------------------------------------------------
Total distributions . . . . . . . . .     --      --       --       --
--------------------------------------------------------------------------
Net asset value per share,
   end of period . . . . . . . . . . . $5.28   $4.72    $6.56    $8.42
--------------------------------------------------------------------------
Total return (b)(c)(d) . . . . . . . . 11.86% (28.05%) (22.09%) (15.80%)
--------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . $ $1,574  $1,858   $4,825   $7,513
Ratio of expenses to average
  net assets (b)(e):
Before expense reimbursement . . . . .  3.83%   2.60%    2.46%    2.56%
After expense reimbursement . . . . .   2.00%   2.00%    2.00%    2.00%
Ratio of net investment income
(loss) to average net assets (b)(e) .  (0.89%) (1.14%)  (1.30%)  (0.66%)




(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 2.25% for the Conseco Science & Technology and Conseco 20, 2.00% for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 2.05% for the Conseco Convertible Securities, 1.90% for the Conseco High Yield and 1.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized for periods of less than one full year.


                                                              CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report

                    Conseco Balanced Fund
------------------------------------------------------------
2003       2002       2001       2000      1999    1998 (i)
------------------------------------------------------------

   $8.56  $10.06     $11.01    $13.46    $11.66   $11.31

    0.11    0.18       0.19      0.19      0.13     0.20


    0.87   (1.46)     (0.94)     0.66      3.20     0.48
    0.98   (1.28)     (0.75)     0.85      3.33     0.68

   (0.11)  (0.22)     (0.20)    (0.20)    (0.18)   (0.20)
      --      --         --     (3.10)    (1.35)   (0.13)
   (0.11)  (0.22)     (0.20)    (3.30)    (1.53)   (0.33)
   $9.43   $8.56     $10.06    $11.01    $13.46    $11.66
   11.60% (12.94%)    (6.77%)    6.79%    28.81%    6.10%



  $9,195 $13,026    $28,946    $8,487    $2,264   $1,197

    2.34%   2.18%      2.18%     2.24%     2.46%    3.40%
    2.00%   2.00%      2.00%     2.00%     2.00%    2.00%

    2.09%   2.12%      1.93%     1.42%     1.37%    2.08%



                 Conseco Convertible Securities Fund
------------------------------------------------------------
   2003     2002     2001      2000       1999      1998(j)
------------------------------------------------------------

   $8.61   $9.60     $11.78    $14.91    $11.00   $10.00

    0.18    0.28       0.24      0.34      0.06     0.08


    1.16   (1.02)     (1.63)    (1.06)     4.23     1.00
    1.34   (0.74)     (1.39)    (0.72)     4.29     1.08

   (0.19)  (0.25)     (0.30)    (0.29)    (0.23)   (0.08)
      --      --      (0.49)    (2.12)    (0.15)      --
   (0.19)  (0.25)     (0.79)    (2.41)    (0.38)   (0.08)
   $9.76   $8.61      $9.60    $11.78    $14.91   $11.00
   15.73%  (7.68%)   (11.72%)   (3.99%)   39.52%   10.89%



  $3,623  $3,701     $7,417   $11,919    $4,107       $1

    2.47%   2.48%      2.40%     2.20%     2.45%  154.76%
    2.05%   2.05%      2.05%     2.05%     2.05%    2.05%

    3.66%   3.00%      2.65%     1.99%     1.61%    3.02%





                   Conseco High Yield Fund
----------------------------------------------------------
  2003     2002       2001      2000      1999   1998 (h)
----------------------------------------------------------

   $7.03   $7.70      $8.15     $9.95     $9.95   $10.44

    0.29    0.75       0.75      0.73      0.50     0.59


    0.98   (0.67)     (0.42)    (1.79)     0.33    (0.50)
    1.27    0.08       0.33     (1.06)     0.83     0.09

   (0.29)  (0.75)     (0.78)    (0.74)    (0.83)   (0.58)
      --      --         --        --        --       --
   (0.29)  (0.75)     (0.78)    (0.74)    (0.83)   (0.58)
   $8.01   $7.03      $7.70     $8.15     $9.95    $9.95
   18.42%   1.49%      4.18%   (11.22%)    8.60%    0.88%



 $17,167  $16,538   $25,532   $18,645   $18,541   $3,685

    2.09%    2.11%     2.11%     2.08%     2.16%    3.03%
    1.90%    1.90%     1.90%     1.90%     1.90%    1.90%

    7.67%   10.36%     9.45%     7.93%     8.43%    7.22%



                     Conseco Fixed Income Fund
   -----------------------------------------------------------
   2003    2002       2001       2000      1999   1998(k)
   -----------------------------------------------------------

  $10.07  $10.15      $9.95     $9.63    $10.23   $10.13

    0.26    0.50       0.51      0.58      0.41     0.38


    0.49   (0.04)      0.30      0.32     (0.45)    0.26
    0.75    0.46       0.81      0.90     (0.04)    0.64

  (0.25)   (0.54)     (0.51)    (0.58)    (0.53)   (0.44)
      --      --      (0.10)       --     (0.03)   (0.10)
  (0.25)   (0.54)     (0.61)    (0.58)    (0.56)   (0.54)
  $10.57  $10.07     $10.15     $9.95     $9.63   $10.23
   7.53%    4.69%      8.26%     9.69%    (0.47%)   6.44%



 $24,984 $35,719    $57,239    $5,171    $2,655     $539

   1.90%    1.82%      1.80%     1.79%     1.99%    5.91%
   1.60%    1.60%      1.60%     1.60%     1.60%    1.60%

   4.70%    5.23%      4.98%     6.07%     5.34%    4.98%



(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from March 10, 1998 (commencement of operations) through December 31, 1998.
(h) Period from February 19, 1998 (commencement of operations) through December 31, 1998.
(i) Period from February 13, 1998 (commencement of operations) through December 31, 1998.
(j) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(k) Period from March 5, 1998 (commencement of operations) through December 31, 1998.
(l)  Amount calculated is less than $0.005 per share.


Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through each year or period ended December 31


                                          Conseco Science & Technology Fund
--------------------------------------------------------------------------------
                                          2003     2002    2001     2000 (f)
--------------------------------------------------------------------------------
CLASS Y SHARES
Net asset value per share,
beginning of period . . . . . . . . . . . $1.33    $3.03    $6.96   $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . . .(0.01)   (0.03)   (0.04)   (0.02)
Net realized gains (losses) and
change in
unrealized appreciation
or depreciation
on investments . . . . . . . . . . . . . . 0.47    (1.67)   (3.89)   (3.02)
Total income (loss) from
  investment operations. .  . . . . . . .  0.46    (1.70)   (3.93)   (3.04)
Distributions:
Dividends from net investment income . . .   --       --       --       --
Distributions of net realized gains . . .    --       --       --       --
Total distributions . . . . . . . . . . .    --       --       --       --
Net asset value per share,
   end of period  . . . . . . . . . . . . $1.79    $1.33    $3.03    $6.96
Total return (b)(c)(d) . . . . . . . . .  34.59%  (56.11%) (56.47%) (30.40%)

Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . .  $270     $313   $1,080   $2,242
Ratio of expenses to average
net assets (b)(e):
Before expense reimbursement . . . . . . . 2.75%    1.88%    1.68%    1.67%
After expense reimbursement . . . . . . .  1.25%    1.25%    1.25%    1.25%
Ratio of net investment income (loss) to
average net assets (b)(e) . . . . . . . . (1.11%)  (1.19%)  (1.00%)  (0.73%)



                                                  Conseco 20 Fund
---------------------------------------------------------------------------------------
                                        2003    2002    2001    2000   1999    1998 (g)
---------------------------------------------------------------------------------------
CLASS Y SHARES
Net asset value per share,
beginning of period . . . . . . . . .  $3.53   $6.13  $11.70  $20.49  $12.68   $12.33
Income from investment operations (a):
Net investment income (loss) . . . . ..(0.01)  (0.04)  (0.05)  (0.16)  (0.01)    0.04
Net realized gains (losses) and
change in
unrealized appreciation
or depreciation
on investments . . . . . . . . . . . .. 0.91   (2.56)  (5.52)  (5.21)   9.04     0.31
Total income (loss) from
  investment operations. .  . . . . .   0.90   (2.60)  (5.57)  (5.37)   9.03     0.35
Distributions:
Dividends from net investment income ..   --      --      --      --      --       --
Distributions of net realized gains .     --      --      --   (3.42)  (1.22)      --
Total distributions . . . . . . . . .     --      --      --   (3.42)  (1.22)      --
Net asset value per share,
   end of period  . . . . . . . . . .  $4.43   $3.53   $6.13  $11.70  $20.49   $12.68
Total return (b)(c)(d) . . . . . . . . 25.50% (42.41%)(47.61%)(25.23%) 71.36%    2.84%

Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . $8,833  $7,988 $20,149 $30,401 $55,806     $172
Ratio of expenses to average
net assets (b)(e):
Before expense reimbursement . . . . .. 1.64%   1.32%   1.17%   1.01%   1.20%    3.77%
After expense reimbursement . . . . .   1.25%   1.25%   1.17%   1.01%   1.18%    1.25%
Ratio of net investment
income (loss) to
average net assets (b)(e) . . . . . .  (0.66%) (0.69%) (0.69%) (0.64%) (0.52%)   0.62%


                                                          Conseco Equity Fund
                                           ------------------------------------------------
                                           2003    2002     2001    2000    1999      1998
                                           ------------------------------------------------
CLASS Y SHARES
Net asset value per share,
  beginning of period . . . . . . . . . .  $7.87   $9.09   $10.16   $16.47   $12.67  $11.13
Income from investment operations (a):
Net investment income (loss) . . . . . . .  0.01    0.04     0.03    (0.05)   (0.03)   0.05
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . . .  1.19   (1.25)   (1.09)    0.42     7.24    1.83
Total income (loss) from
  investment operations. .  . . . . . . .   1.20   (1.21)   (1.06)    0.37     7.21    1.88
Distributions:
Dividends from net investment income . . .    --   (0.01)   (0.01)      --       --   (0.04)
Distributions of net realized gains . . .     --      --    (0.00)(c)(6.68)   (3.41)  (0.30)
Total distributions . . . . . . . . . . .     --   (0.01)   (0.01)   (6.68)   (3.41)  (0.34)
Net asset value per share, end of period . $9.07   $7.87    $9.09   $10.16   $16.47  $12.67
Total return (b)(c)(d) . . . . . . . . . . 15.25% (13.33%) (10.38%)   5.51%   57.13%  16.82%

Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . .$64,601 $62,544  $87,671 $106,512 $110,008 $60,816
Ratio of expenses to average net assets
(b)(e):
Before expense reimbursement . . . . . . .  1.16%   1.09%    1.10%    0.97%    1.16%   1.42%
After expense reimbursement . . . . . . .   1.00%   1.00%    1.00%    0.97%    1.00%   1.00%
Ratio of net investment income (loss) to
average net assets (b)(e) . . . . . . . .   0.34%   0.41%    0.42%   (0.30%)  (0.33%)  0.40%



                                             Conseco Large-Cap Fund
                                            -------------------------------
                                           2003    2002   2001    2000 (f)
                                            -------------------------------
CLASS Y SHARES
Net asset value per share,
  beginning of period . . . . . . . . . .  $4.83   $6.65    $8.45   $10.00
Income from investment operations (a):
Net investment income (loss) . . . . . .      --   (0.04)   (0.01)      --
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments . . . . . . . . . . . . .    0.60   (1.78)   (1.79)   (1.55)
Total income (loss) from
  investment operations. .  . . . . . . .   0.60   (1.82)   (1.80)   (1.55)
Distributions:
Dividends from net investment income . .      --      --       --       --
Distributions of net realized gains . . .     --      --       --       --
Total distributions . . . . . . . . . . .     --      --       --       --
Net asset value per share, end of period   $5.43   $4.83    $6.65    $8.45
Total return (b)(c)(d) . . . . . . . . .   12.42% (27.37%) (21.30%) (15.50%)

Ratios/supplemental data:
Net assets (dollars in thousands),
end of period . . . . . . . . . . . . . .   $446    $606   $2,064   $1,268
Ratio of expenses to average net assets
(b)(e):
Before expense reimbursement . . . . . .    2.83%   1.60%    1.46%    1.56%
After expense reimbursement . . . . . . .   1.00%   1.00%    1.00%    1.00%
Ratio of net investment income (loss) to
average net assets (b)(e) . . . . . . . .   0.11%  (0.14%)  (0.30%)   0.34%


(a) Per share amounts presented are based on an average of monthly shares outstanding for the periods ended December 31, 2000 and 1998. Per share amounts for Conseco Convertible Securities Fund only are presented based on an average of monthly shares outstanding for the year ended December 31, 2001. Per share amounts for Conseco Large Cap, Balanced and Fixed Income Funds only are presented based on an average of monthly shares outstanding for the year ended December 31, 2002.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 1.25% for the Conseco Science & Technology and Conseco 20, 1.00 % for the Conseco Equity, Conseco Large-Cap and Conseco Balanced 1.05% for the Conseco Convertible Securities, 0.90% for the Conseco High Yield and 0.60% for the Conseco Fixed Income Funds. These contractual limits may be discontinued at any time after April 30, 2004.
(c)  Amount calculated is less than $0.005 per share.
(d)  Not annualized for periods of less than one full year.


                                                              CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report


             Conseco Balanced Fund
---------------------------------------------------------
 2003      2002       2001      2000       1999      1998
---------------------------------------------------------

   $8.68   $10.22    $11.17     $13.59    $11.75   $10.78

    0.14     0.28      0.31       0.34      0.24     0.32


    0.90    (1.50)    (0.96)      0.66      3.24     1.06
    1.04    (1.22)    (0.65)      1.00      3.48     1.38

   (0.15)   (0.32)    (0.30)     (0.32)    (0.29)   (0.28)
      --      --        --       (3.10)    (1.35)   (0.13)
   (0.15)   (0.32)    (0.30)     (3.42)    (1.64)   (0.41)
   $9.57    $8.68    $10.22     $11.17    $13.59   $11.75
   12.13%  (12.06%)   (5.83%)     7.82%    30.07%   12.90%



  $8,476   $8,609   $16,912    $15,784    $9,186   $4,138

    1.34%    1.18%     1.18%      1.24%     1.46%    2.19%
    1.00%    1.00%     1.00%      1.00%     1.00%    1.00%

    3.09%    3.12%     2.93%      2.42%     2.37%    2.67%


              Conseco Convertible Securities Fund
 -----------------------------------------------------------
 2003       2002      2001       2000      1999      1998(h)
 -----------------------------------------------------------

   $8.64    $9.62    $11.81     $14.94    $11.00    $10.00

    0.19     0.36      0.35       0.51      0.04      0.11


    1.20    (1.01)    (1.64)     (1.08)     4.38      1.00
    1.39    (0.65)    (1.29)     (0.57)     4.42      1.11

   (0.24)   (0.33)    (0.41)     (0.44)    (0.33)    (0.11)
      --       --     (0.49)     (2.12)    (0.15)       --
   (0.24)   (0.33)    (0.90)     (2.56)    (0.48)    (0.11)
   $9.79    $8.64     $9.62     $11.81    $14.94    $11.00
   16.24%   (6.70%)  (10.87%)    (3.04%)   40.91%    11.17%



  $6,065   $3,338    $5,475     $9,787   $30,357        $1

    1.47%    1.48%     1.40%      1.20%     1.45%   149.31%
    1.05%    1.05%     1.05%      1.05%     1.05%     1.05%

    4.67%    4.00%     3.65%      2.99%     2.61%     3.87%



                  Conseco High Yield Fund
----------------------------------------------------------
2003        2002      2001       2000      1999   1998 (i)
----------------------------------------------------------

   $7.13    $7.79     $8.24     $10.03    $10.02   $10.49

    0.33     0.84      0.82       0.90      0.45     0.62


    1.00    (0.68)    (0.41)     (1.86)     0.48    (0.48)
    1.33     0.16      0.41      (0.96)     0.93     0.14

   (0.33)   (0.82)    (0.86)     (0.83)    (0.92)   (0.61)
      --       --        --         --        --       --
   (0.33)   (0.82)    (0.86)     (0.83)    (0.92)   (0.61)
   $8.13    $7.13     $7.79      $8.24    $10.03   $10.02
   19.01%    2.64%     5.15%    (10.14%)    9.64%    1.36%



 $29,524   $9,648   $11,913     $7,388   $24,021   $1,237

    1.09%    1.11%     1.11%      1.08%     1.16%    3.24%
    0.90%    0.90%     0.90%      0.90%     0.90%    0.90%

    8.67%   11.36%    10.45%      8.93%     9.43%    7.66%


                    Conseco Fixed Income Fund
 -----------------------------------------------------------
 2003      2002       2001       2000     1999     1998
 -----------------------------------------------------------

  $10.10   $10.17     $9.98      $9.64    $10.25   $10.15

    0.30     0.61      0.61       0.69      0.58     0.65


    0.50    (0.04)     0.28       0.32     (0.54)    0.17
    0.80     0.57      0.89       1.01      0.04     0.82

   (0.30)   (0.64)    (0.60)     (0.67)    (0.62)   (0.60)
      --       --     (0.10)        --     (0.03)   (0.12)
   (0.30)   (0.64)    (0.70)     (0.67)    (0.65)   (0.72)
  $10.60   $10.10    $10.17      $9.98     $9.64   $10.25
    8.05%    5.75%     9.20%     10.96%     0.38%    8.32%



 $26,775  $30,711   $48,376    $27,189   $27,044  $14,403

    0.90%    0.82%     0.80%      0.79%     0.99%    1.46%
    0.60%    0.60%     0.60%      0.60%     0.60%    0.60%

    5.70%    6.23%     5.98%      7.07%     6.34%    6.26%


(e)  Annualized for periods of less than one full year.
(f) Period from July 1, 2000 (commencement of operations) through December 31, 2000.
(g) Period from April 6, 1998 (commencement of operations) through December 31, 1998.
(h) Period from September 28, 1998 (commencement of operations) through December 31, 1998.
(i) Period from March 2, 1998 (commencement of operations) through December 31, 1998.


Financial Highlights
--------------------------------------------------------------------------------

For the six months ended June 30, 2003 (unaudited) and the year or period ended December 31 Supplemental data for all classes:


                                   Conseco
                                   Science &               Conseco      Conseco
                                  Technology  Conseco 20   Equity      Large-Cap
                                    Fund         Fund       Fund         Fund
                                    ----         ----       ----         ----

Net Assets (dollars in thousands):
2003      . . . . . . . . . . . .   $3,538       $49,714     $106,190    $4,846
2002      . . . . . . . . . . . .    5,871        48,321      102,118     5,512
2001      . . . . . . . . . . . .   24,188       130,603      144,068    21,746
2000      . . . . . . . . . . . .   31,913       217,156      155,135    30,614
1999      . . . . . . . . . . . .      n/a       217,595      145,950       n/a
1998      . . . . . . . . . . . .      n/a        44,269       89,270       n/a

Portfolio turnover rate (c)
2003      . . . . . . . . . . . .      25%            3%          55%       27%
2002      . . . . . . . . . . . .      41%            9%         108%       78%
2001      . . . . . . . . . . . .      39%            8%         120%       85%
2000      . . . . . . . . . . . .     263%(a)       449%         440%      190%
1999      . . . . . . . . . . . .      n/a          280%         364%       n/a
1998      . . . . . . . . . . . .      n/a          412%         350%       n/a

                                         Conseco                       Conseco
                          Conseco       Convertible    Conseco High     Fixed
                       Balanced Fund   Securities Fund  Yield Fund   Income Fund
                       -------------   ---------------  ----------   -----------
Net Assets
(dollars in thousands):
2003      . . . . . . .    $33,309        $22,734        $142,106      $99,701
2002      . . . . . . .    $38,185        $19,116        $105,899     $116,971
2001      . . . . . . .     88,939         35,278         114,013      209,711
2000      . . . . . . .     62,539         67,601          87,040       74,393
1999      . . . . . . .     46,236         71,081         132,588       65,610
1998      . . . . . . .     32,700         27,614          44,392       48,245

Portfolio
turnover rate (c)
2003      . . . . . . .        56%           101%             56%         143%
2002      . . . . . . .       183%           185%            229%         438%
2001      . . . . . . .       226%           280%            197%         744%
2000      . . . . . . .       386%           187%            256%         342%
1999      . . . . . . .       321%           115%            312%         361%
1998      . . . . . . .       341%            13%(b)         432%         421%

(a) Period from July 1, 2000 (commencement of operations) through December 31, 2000 for the Conseco Science & Technology Fund and the Conseco Large-Cap Fund.
(b) Period from September 28, 1998 (commencement of operations) through December 31, 1998 for the Conseco Convertible Securities Fund.
(c)  Not annualized for periods of less than one full year.


Board of Trustees                                             CONSECO FUND GROUP
--------------------------------------------------------------------------------
                                                            2003 Mid-Year Report

Name, (Age)                 Position Held                   Principal Occupation(s)
Address                     With Trust                      During Past 5 Years
---------------------------------------------------------------------------------------------------------
William P. Daves, Jr. (77)  Chairman of the Board, Trustee  Consultant to insurance and healthcare
11825 N. Pennsylvania St.   Since December 1996             industries. Director, Chairman and Chief
Carmel, IN 46032                                            Executive Officer, FFG Insurance Co.
                                                            Chairman of the Board and Trustee
                                                            of other mutual funds managed by the Adviser.

Maxwell E. Bublitz* (47)    President and Trustee           Chartered Financial Analyst. CEO, President
11825 N. Pennsylvania St.   Since December 1996             and Director, Adviser. Senior Vice President,
Carmel, IN 46032                                            Investments of Conseco, Inc. President and
                                                            Trustee of other mutual funds managed by
                                                            the Adviser.

Gregory J. Hahn* (42)       Vice President for Investments  Chartered Financial Analyst. Senior Vice
11825 N. Pennsylvania St.   and Trustee                     President, Adviser. Portfolio Manager of the
Carmel, IN 46032            Since December 1996             fixed income portion of Balanced and Fixed
                                                            Income Funds. Trustee and portfolio manager
                                                            of other mutual funds managed by the Adviser.

Harold W. Hartley (79)      Trustee                         Chartered Financial Analyst. Director, Ennis
11825 N. Pennsylvania St.   Since December 1996             Bussines Forms Inc.  Retired, Executive Vice
Carmel, IN 46032                                            President, Tenneco Financial Services, Inc.
                                                            Trustee of other mutual funds managed by
                                                            the Adviser.

Dr. R. Jan LeCroy (71)      Trustee                         Director, Southwest Securities Group, Inc.
11825 N. Pennsylvania St.   Since December 1996             Retired, President, Dallas Citizens Council.
Carmel, IN 46032                                            Trustee of other mutual funds managed by
                                                            the Adviser.


Dr. Jess H. Parrish (75)    Trustee                         Higher Education Consultant. Former President,
11825 N. Pennsylvania St.   Since December 1996             Midland College Trustee of other mutual
Carmel, IN 46032                                            funds managed by the Adviser.


David N. Walthall (57)      Trustee                         Principal, Walthall Asset Management. Former
11825 N. Pennsylvania St.   Since October 1998              President, Chief Executive Officer and
Carmel, IN 46032                                            Director of Lyrick Corporation. Formerly,
                                                            President and CEO, Heritage Media Corporation.
                                                            Formerly, Director, Eagle National Bank.
                                                            Trustee of other mutual funds managed
                                                            by the Adviser.

---------------------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.
     All Trustees will serve until their successors are duly elected and qualified.
     All Trustees oversee the 17 portfolios that make up the Conseco fund complex including Conseco Fund Group, Conseco Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.



For More Information
--------------------------------------------------------------------------------

INVESTMENT ADVISER                           DISTRIBUTOR
           Conseco Capital Management, Inc.          Conseco Equity Sales, Inc.
           Carmel, IN                                Carmel, IN

TRANSFER AGENT                               CUSTODIAN
           US Bancorp Fund Services, LLC             The Bank of New York
           Milwaukee, WI                             New York, NY

INDEPENDENT AUDITORS                         LEGAL COUNSEL
           PricewaterhouseCoopers LLP                Kirkpatrick & Lockhart LLP
           Indianapolis, IN                          Washington, DC

INVESTMENT SUB-ADVISERS
           Oak Associates, ltd.
           Akron, OH
           Chicago Equity Partners, LLC
           Chicago, IL










Conseco Science & Technology Fund                                CSTAX

Conseco 20 Fund                                                  CTWAX

Conseco Equity Fund                                              CEYAX

Conseco Large-Cap Fund                                           CELAX

Conseco Balanced Fund                                            COAAX

Conseco Convertible Securities Fund                              CCSAX

Conseco High Yield Fund                                          CHYAX

Conseco Fixed Income Fund                                        COFAX



                   The NASDAQ symbols are for Class A shares.



                               CONSECO FUND GROUP

                                 distributed by
                           CONSECO EQUITY SALES, INC.
                 11815 N. Pennsylvania Street, Carmel, IN 46032






Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Conseco Fund Group

         By (Signature and Title)  /s/ Maxwell E. Bublitz
                                  --------------------------------------
                                       Maxwell E. Bublitz, President

         Date              September 4, 2003
                --------------------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Maxwell E. Bublitz
                                    ------------------------
                                      Maxwell E. Bublitz, President

         Date: September 4, 2003
               ----------------------------------------------

         By (Signature and Title) /s/ Audrey L. Bruch
                                    ------------------------
                                      Audrey L. Bruch, Treasurer

         Date: September 4, 2003
               ----------------------------------------------